As filed with the Securities and Exchange             Registration No. 33-75996*
Commission on April 16, 1998                          Registration No. 811-2512

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 14 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                 immediately upon filing pursuant to paragraph (b) of Rule 485
      --------
         X       on May 1, 1998 pursuant to paragraph (b) of Rule 485
      --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 2-52448 and the individual deferred compensation contracts covered by Registration Statement No. 33-76000.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

FORM N-4
ITEM NO.            PART A (PROSPECTUS)                                      LOCATION

   1          Cover Page......................................  Cover Page

   2          Definitions.....................................  Definitions

   3          Synopsis........................................  Prospectus Summary; Fee Table

   4          Condensed Financial Information.................  Condensed Financial Information

   5          General Description of Registrant,
              Depositor and Portfolio Companies...............  The Company; Variable Annuity
                                                                Account B; The Funds

   6          Deductions and Expenses.........................  Charges and Deductions; Distribution

   7          General Description of Variable Annuity
              Contracts.......................................  Purchase; Miscellaneous

   8          Annuity Period..................................  Annuity Period

   9          Death Benefit...................................  Death Benefit During Accumulation
                                                                Period; Death Benefit Payable During the
                                                                Annuity Period

  10          Purchases and Contract Value....................  Purchase; Contract Valuation

  11          Redemptions.....................................  Right to Cancel; Withdrawals

  12          Taxes...........................................  Tax Status

  13          Legal Proceedings...............................  Miscellaneous - Legal Matters and Proceedings

  14          Table of Contents of the Statement of             Contents of the Statement of Additional
              Additional Information..........................  Information

FORM N-4        PART B (STATEMENT OF ADDITIONAL
ITEM NO.                   INFORMATION)                                  LOCATION

  15          Cover Page......................................  Cover page

  16          Table of Contents...............................  Table of Contents

  17          General Information and History.................  General Information and
                                                                History

  18          Services........................................  General Information and History;
                                                                Independent Auditors

  19          Purchase of Securities Being Offered............  Offering and Purchase of
                                                                Contracts

  20          Underwriters....................................  Offering and Purchase of
                                                                Contracts

  21          Calculation of Performance Data.................  Performance Data; Average
                                                                Annual Total Return Quotations

  22          Annuity Payments................................  Annuity Payments

  23          Financial Statements............................  Financial Statements


                           PART C (OTHER INFORMATION)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                           VARIABLE ANNUITY ACCOUNT B

                      GROUP VARIABLE ANNUITY CONTRACTS FOR

                 EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS

                MAY 1, 1998 SUPPLEMENT TO MAY 1, 1998 PROSPECTUS

                     PRODUCERS' DEFERRED COMPENSATION PLAN

                       PRODUCERS' INCENTIVE SAVINGS PLAN

This supplement relates to the Producers' Deferred Compensation Plan and the Producers' Incentive Savings Plan (the "Plans") for career agents and certain brokers of Aetna Life Insurance Company and Aetna Life Insurance and Annuity Company. The Plans have met the criteria allowing for the reduction or elimination of certain charges under the Contract. Therefore, no maintenance fee or deferred sales charge will be deducted under the Contract. (See "Maintenance Fee--Reduction or Elimination of Maintenance Fee" and "Deferred Sales Charge--Reduction or Elimination of Deferred Sales Charge.")


Form No. XCS.75996-98AB

                           VARIABLE ANNUITY ACCOUNT B

                      GROUP VARIABLE ANNUITY CONTRACTS FOR

                 EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS

                MAY 1, 1998 SUPPLEMENT TO MAY 1, 1998 PROSPECTUS

The following is a negotiated provision regarding the deferred sales charge applicable to the participants of the American Chamber of Commerce Executives Deferred Compensation Plan. (See "Deferred Sales Charge--Reduction or Elimination of Deferred Sales Charge.")


  In addition to the applicable reasons listed in this Prospectus, a deferred sales charge is not deducted for any Account Value which is withdrawn due to the Participant's separation from service.


Form No. XCS.75996-98CC

                                  PROSPECTUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Contracts offered in connection with this Prospectus are group deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are available through participation in (1) employer-sponsored deferred compensation plans sponsored by tax-exempt organizations for deferrals not subject to Section 457 of the Internal Revenue Code of 1986, as amended ("Code") or by taxable organizations for their employees and/or independent contractors ("Non-Section 457 Plans"); or
(2) employer-sponsored deferred compensation plans sponsored by tax-exempt organizations for deferrals that are subject to Code Section 457 for their employees and/or independent contractors ("Section 457 Plans") (collectively referred to as "Plans"). Only group contracts are currently offered for sale; however, "Contracts" shall also refer to employer-owned individual Contracts issued in connection with Plans in the past.

The Contracts provide that contributions may be allocated to one or more of the Credited Interest Options or to one or more of the Subaccounts of Variable Annuity Account B, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:

[bullet] Aetna Ascent VP (formerly known as Aetna Ascent Variable Portfolio) [bullet] Aetna Balanced VP, Inc. (formerly known as Aetna Investment Advisers
         Fund, Inc.)
[bullet] Aetna Income Shares d/b/a Aetna Bond VP
[bullet] Aetna Crossroads VP (formerly known as Aetna Crossroads Variable
         Portfolio)
[bullet] Aetna Growth VP (formerly known as Aetna Variable Growth Portfolio) [bullet] Aetna Variable Fund d/b/a Aetna Growth and Income VP
[bullet] Aetna High Yield VP
[bullet] Aetna Index Plus Large Cap VP (formerly known as Aetna Variable Index
         Plus Portfolio)
[bullet] Aetna Index Plus Mid Cap VP
[bullet] Aetna Index Plus Small Cap VP
[bullet] Aetna International VP
[bullet] Aetna Legacy VP (formerly known as Aetna Legacy Variable Portfolio) [bullet] Aetna Variable Encore Fund d/b/a Aetna Money Market VP
[bullet] Aetna Real Estate Securities VP
[bullet] Aetna Small Company VP (formerly known as Aetna Variable Small Company
         Portfolio)

[bullet] Aetna Value Opportunity VP (formerly known as Aetna Variable Capital
         Appreciation Portfolio)
[bullet] Calvert Social Balanced Portfolio (formerly known as Calvert
         Responsibly Invested Portfolio)
[bullet] Fidelity VIP Equity-Income Portfolio
[bullet] Fidelity VIP Growth Portfolio
[bullet] Fidelity VIP Overseas Portfolio
[bullet] Fidelity VIP II Contrafund Portfolio
[bullet] Janus Aspen Aggressive Growth Portfolio
[bullet] Janus Aspen Balanced Portfolio
[bullet] Janus Aspen Flexible Income Portfolio
[bullet] Janus Aspen Growth Portfolio
[bullet] Janus Aspen Worldwide Growth Portfolio
[bullet] Lexington Natural Resources Trust*
[bullet] Oppenheimer Global Securities Fund
[bullet] Oppenheimer Strategic Bond Fund
[bullet] Portfolio Partners MFS Emerging Equities Portfolio
[bullet] Portfolio Partners MFS Research Growth Portfolio
[bullet] Portfolio Partners MFS Value Equity Portfolio
[bullet] Portfolio Partners Scudder International Growth Portfolio
[bullet] Portfolio Partners T. Rowe Price Growth Equity Portfolio

* This Fund is only available for investment by Participants who established an account under the Contract before May 1, 1998. As soon as all such Participants have redirected their allocations to other investment options, the Fund will be closed to all new investment (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account).

The Credited Interest Options currently available under the Contract are the Guaranteed Accumulation Account, the Fixed Account and the Fixed Plus Account. Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. A brief description of each of the Credited Interest Options is contained in Appendices to this Prospectus. Additional information concerning the Guaranteed Accumulation Account is contained in a separate prospectus.

The availability of the Funds and the Credited Interest Options is subject to applicable regulatory authorization. Not all Funds or Credited Interest Options may be available in all jurisdictions, under all Contracts, or in all Plans. Please check with your employer to determine option availability. (See "Investment Options.")

This Prospectus provides investors with the information that they should know about the Separate Account before investing in the Contract through the Separate Account. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 19 of this Prospectus. An SAI may be obtained by indicating the request on the enrollment form or on the prospectus receipt contained in this Prospectus, or by calling the number listed under the "Inquiries" section of the Prospectus Summary. You may also obtain an SAI for any of the Funds by calling that phone number.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.

THE SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



  THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE DATED MAY 1, 1998.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


DEFINITIONS ......................................................DEFINITIONS--1
PROSPECTUS SUMMARY ...................................................SUMMARY--1
FEE TABLE ..........................................................FEE TABLE--1
CONDENSED FINANCIAL INFORMATION .............................................  1
THE COMPANY .................................................................  1
VARIABLE ANNUITY ACCOUNT B ..................................................  1
INVESTMENT OPTIONS ..........................................................  1
 The Funds ..................................................................  1
 Credited Interest Options ..................................................  4
PURCHASE ....................................................................  5
 Contract Availability ......................................................  5
 Contract Purchase ..........................................................  5
 Purchase Payments ..........................................................  5
 Right to Cancel ............................................................  6
 Transfer Credits ...........................................................  6
CHARGES AND DEDUCTIONS ......................................................  6
 Daily Deductions from the Separate Account .................................  6
 Maintenance Fee ............................................................  7
 Deferred Sales Charge ......................................................  7
 Fund Expenses ..............................................................  8
 Premium and Other Taxes ....................................................  8
CONTRACT VALUATION ..........................................................  9
 Account Value ..............................................................  9
 Accumulation Units .........................................................  9
 Net Investment Factor ......................................................  9
TRANSFERS ...................................................................  9
 Dollar Cost Averaging Program .............................................. 10
WITHDRAWALS ................................................................. 10
SYSTEMATIC DISTRIBUTION OPTIONS ............................................. 10
DEATH BENEFIT DURING ACCUMULATION PERIOD .................................... 11
ANNUITY PERIOD .............................................................. 12
 Annuity Period Elections ................................................... 12
 Annuity Options ............................................................ 12
 Annuity Payments ........................................................... 13
 Charges Deducted During the Annuity Period ................................. 13
 Death Benefit Payable During the Annuity Period ............................ 13
TAX STATUS .................................................................. 14
 Introduction ............................................................... 14
 Taxation of the Company .................................................... 14
 Tax Status of the Contract ................................................. 14
 Contracts Used With Certain Retirement Plans ............................... 14
 Section 457 Plans .......................................................... 15
 Plans of Non-Section 457 Tax-Exempt Organizations and Taxable Organizations  15

MISCELLANEOUS ............................................... 16
 Voting Rights .............................................. 16
 Modification of the Contract ............................... 17
 Distribution ............................................... 17
 Performance Reporting ...................................... 17
 Transfer of Ownership; Assignment .......................... 18
 Delay or Suspension of Payments ............................ 18
 Legal Matters and Proceedings .............................. 18
 YEAR 2000 .................................................. 18
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ......... 19
APPENDIX I--GUARANTEED ACCUMULATION ACCOUNT ................. 20
APPENDIX II--FIXED ACCOUNT .................................. 21
APPENDIX III--FIXED PLUS ACCOUNT ............................ 22
APPENDIX IV--CONDENSED FINANCIAL INFORMATION ................ 24


NO PERSON IS AUTHORIZED BY THE COMPANY TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERS CONTAINED IN THIS PROSPECTUS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                  DEFINITIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
As used in this Prospectus, the following terms have the meanings shown:


Account: A record established for each Participant, as directed by the Contract Holder, to identify contract values during the Accumulation Period.

Account Year: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

Account Value: The total dollar value of amounts held in an Account as of any Valuation Date during the Accumulation Period.


Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future Annuity payments.


Accumulation Unit: A measure of the value of each Subaccount before Annuity payments begin.

Aggregate Purchase Payment(s): The sum of all Purchase Payment(s) made under a Contract.


Annuitant: The person on whose life or life expectancy the Annuity payments are based.


Annuity: A series of payments for life, for a definite period or a combination of the two.


Annuity Period: The period during which Annuity payments are made.


Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Code: The Internal Revenue Code of 1986, as amended.


Company (we, us): Aetna Life Insurance and Annuity Company.


Contracts: The group and individual deferred, variable annuity contracts described in this Prospectus.

Contract Beneficiary: The Contract Holder is the Contract Beneficiary.

Contract Holder: The entity which owns the Contract and to which the Contract is issued.


Credited Interest Options: The fixed interest options under the Contract. The Credited Interest Options currently consist of the Guaranteed Accumulation Account, the Fixed Account and the Fixed Plus Account, each of which is described in an appendix to this Prospectus. Amounts allocated to the Credited Interest Options are included in the Account Value.


Fund(s): An open-end management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contracts.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Non-Section 457 Plan(s): Employer-sponsored deferred compensation plans sponsored by tax-exempt organizations for deferrals not subject to Code Section 457 and by taxable organizations for their employees and/or independent contractors.


Participant (you): A person participating in a Plan maintained by an eligible organization. The terms of the Plan govern Participant benefits.


Plan(s): Employer-sponsored deferred compensation plans sponsored by tax-exempt organizations and/or taxable organizations for their employees or independent contractors (or both).

Plan Account: The record established for a Contract Holder of the net Purchase Payments accumulated under a Contract where Accounts are not maintained.


--------------------------------------------------------------------------------
                                DEFINITIONS - 1

Plan Beneficiary: The person entitled to receive benefits under the Plan in the event of the Participant's death.

Purchase Payment(s): The gross payment(s) made to the Company under a Contract.


Purchase Payment Period: For "Installment Purchase Payment Accounts" the period of time for completion of the agreed upon annual number and amount of Purchase Payments. For example, if it is determined that the Purchase Payment Period will consist of 12 payments per year and only 11 payments are made, the Purchase Payment Period is not completed until the twelfth Purchase Payment is made.

Section 457 Plan(s): Employer-sponsored deferred compensation plans sponsored by non-governmental tax-exempt organizations for deferrals that are subject to Code Section 457 for their employees and/or independent contractors.

Separate Account: Variable Annuity Account B, a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

Valuation Date: The date and time at which the Accumulation Unit Value and Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.


--------------------------------------------------------------------------------
                                DEFINITIONS - 2

                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CONTRACTS OFFERED

     The Contracts offered in connection with this Prospectus are group deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement to Participants under:

(1) Employer-sponsored deferred compensation plans sponsored by tax-exempt organizations for deferrals not subject to Code Section 457 and by taxable organizations for their employees and/or independent contractors ("Non-Section 457 Plans"), and

(2) Employer-sponsored deferred compensation plans sponsored by non-governmental tax-exempt organizations for deferrals that are subject to Code Section 457 for their employees and/or independent contractors ("Section 457 Plans").

CONTRACT PURCHASE
     The Contract may be purchased by eligible organizations on behalf of a group made up of their employees and/or independent contractors. An Account is established for eligible employees by completing the enrollment form (and any other required forms) and submitting them to the Company. Purchase Payments can be applied to the Contract either through a lump-sum transfer from a pre-existing plan or through periodic salary reductions or employer contributions. (See "Purchase.")

FREE LOOK PERIOD
     Contract Holders have the right to cancel their Contract within 10 days after receiving it (or as otherwise allowed by state law) by returning it to us along with a written notice of cancellation. Unless state law requires otherwise, the amount received upon cancellation under this provision will reflect the investment performance of the Purchase Payments deposited in the Separate Account while invested. In certain cases, this may be less than the amount of the Purchase Payments. (See "Purchase--Right to Cancel.")

INVESTMENT OPTIONS
     The Company has established Variable Annuity Account B, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into Subaccounts which invest directly in shares of the Funds described herein. The Contract allows investment in any or all of the Subaccounts, as well as in the Credited Interest Options described below. The total number of investment options that may be selected at any one time is limited. For a complete list of the Funds available under the Contracts, a description of the investment objectives of each of the Funds and their investment advisers, and a description of the limitations on the number of investment options, see "Investment Options--The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.

     The Contract also provides for investment in Credited Interest Options, which earn fixed rates of interest. The fixed options available under the Contract are the Guaranteed Accumulation Account ("GAA"), the Fixed Account, and the Fixed Plus Account. (See the appendices to this Prospectus.)

CHARGES AND DEDUCTIONS
     Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charge and an administrative charge), any annual maintenance fee, and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Account Value. (See the Fee Table and "Charges and Deductions.")


--------------------------------------------------------------------------------
                                  SUMMARY - 1

TRANSFERS
     Prior to the Annuity Date, and subject to certain limitations, Account Values may be transferred among the Subaccounts and the Credited Interest Options without charge. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. (See Appendices I, II and III for a full description of the restrictions applicable to transfers from the Credited Interest Options.) (See "Transfers.")

WITHDRAWALS
     The Contract Holder may withdraw all or a part of the Account Value prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Limitations apply to withdrawals from the Fixed Plus Account. Certain charges may be assessed upon withdrawal. The withdrawals may also be subject to income tax. (See "Withdrawals.")

     The Contract also offers certain Systematic Distribution Options during the Accumulation Period to persons meeting certain criteria. Systematic Distribution Options are not available in all states and may not be suitable in every situation. (See "Systematic Distribution Options.")

DEATH BENEFIT
     The Contract provides that a death benefit is payable to the Contract Beneficiary upon the death of the Participant before the Annuity Date. The Contract Holder may direct that we make such payment to the Plan Beneficiary. The amount of the death benefit will be equal to the Account Value. Until the election of a method of payment, the Account Value will remain invested under the Contract. The Contract Holder on behalf of a Plan Beneficiary may elect to receive the proceeds in a lump-sum or under any of the payment options available under the Contract. However, the Code requires that distributions begin within a certain time period. (See "Death Benefit During Accumulation Period.")

     After Annuity Payments have commenced, a death benefit may be payable to the Contract Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Annuity Period--Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD
     On the Annuity Date, the Contract Holder, on your behalf, may elect to begin receiving Annuity Payments on either a fixed, variable or combination of fixed and variable basis. If a variable payout is selected, the payments will vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

TAXES
     Contributions and earnings are not generally taxed until paid or made available under the employer's Plan. Withholding for income tax may be imposed on certain withdrawals. (See "Tax Status.")

INQUIRIES
     Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:

   [bullet] Write to:                 Aetna Life Insurance and Annuity Company
                                      151 Farmington Avenue
                                      Hartford, Connecticut 06156-1277
                                      Attention: Customer Service

   [bullet] Call Customer Service:    1-800-525-4225 (for automated transfers
                                      or changes in the allocation of Account
                                      Values, call: 1-800-262-3862)


--------------------------------------------------------------------------------
                                  SUMMARY - 2

                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This Fee Table describes the various charges and expenses associated with the Contract during the Accumulation Period. For amounts deducted during the Annuity Period, see "Annuity Period--Charges Deducted During the Annuity Period." No sales charge is paid when the Contract is purchased. Some expenses may vary as explained under "Charges and Deductions." The charges and expenses shown below do not include premium taxes that may be applicable. For more information regarding expenses paid out of assets of a particular Fund, see the Fund's prospectus.

CONTRACT HOLDER TRANSACTION EXPENSES
     Deferred Sales Charge. (as a percentage of the amount withdrawn)*:

      INSTALLMENT PURCHASE PAYMENT ACCOUNTS


 Purchase Payment
Periods Completed                 Deduction
--------------------------------- ----------
     Less than 5                      5%
     5 or more but less than 7        4%
     7 or more but less than 9        3%
     9 or more but less than 10       2%
     More than 10                     0%


     SINGLE PURCHASE PAYMENTS ACCOUNTS

Account Years Completed           Deduction
--------------------------------- ----------
  Less than 5                         5%
  5 or more but less than 6           4%
  6 or more but less than 7           3%
  7 or more but less than 8           2%
  8 or more but less than 9           1%
  9 or more                           0%




    Annual Contract Maintenance Fee--Installment Purchase Payment Accounts ...   $  20.00**
                                   --Single Purchase Payment Accounts ........   $  0.00

 * The total amount deducted for the deferred sales charge will not exceed 8.5% of the total Purchase Payments applied to the Account.

** The maintenance fee will generally be deducted annually from each Installment Purchase Payment Account during the Accumulation Period. The amount of the maintenance fee may be reduced or eliminated. See "Charges and Deductions Maintenance Fee." The amount shown is the maximum maintenance fee that can be deducted under the Contract.

SEPARATE ACCOUNT ANNUAL EXPENSES (Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options under each Contract.)


For all Contracts except those for which an administrative expense charge is imposed (see "Charges and Deductions"), Separate Account annual expenses are:


    Mortality and Expense Risk Charge .........       1.25%
    Administrative Expense Charge .............       0.00%
                                                      ----
     Total Separate Account Charges ...........       1.25%
                                                      ====


For Contracts for which an administrative expense charge is imposed (see "Charges and Deductions"), Separate Account annual expenses are:


    Mortality and Expense Risk Charge .........       1.25%
    Administrative Expense Charge .............       0.25%
                                                      ----
     Total Separate Account Charges ...........       1.50%
                                                      ====


--------------------------------------------------------------------------------
                                 FEE TABLE - 1

FUND ANNUAL EXPENSES
     The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1997. A Fund's "Other Expenses" include operating costs of the Fund. The expenses shown below are reflected in the Fund's net asset value and are not deducted from the Individual Account Current Value under the Contract.



                                                          Investment
                                                       Advisory Fees(1)     Other Expenses
                                                        (after expense      (after expense       Total Fund
                                                        reimbursement)      reimbursement)     Annual Expenses
                                                      ------------------   ----------------   ----------------
Aetna Ascent VP(2)(3)                                         0.57%               0.23%              0.80%
Aetna Balanced VP, Inc.(3)                                    0.50%               0.10%              0.60%
Aetna Bond VP(3)                                              0.40%               0.10%              0.50%
Aetna Crossroads VP(2)(3)                                     0.55%               0.25%              0.80%
Aetna Growth VP(2)(3)                                         0.16%               0.64%              0.80%
Aetna Growth and Income VP(3)                                 0.50%               0.09%              0.59%
Aetna High Yield VP(2)(3)                                     0.47%               0.33%              0.80%
Aetna Index Plus Large Cap VP(2)(3)                           0.32%               0.23%              0.55%
Aetna Index Plus Mid Cap VP(2)(3)                             0.27%               0.33%              0.60%
Aetna Index Plus Small Cap VP(2)(3)                           0.27%               0.33%              0.60%
Aetna International VP(2)(3)                                  0.77%               0.38%              1.15%
Aetna Legacy VP(2)(3)                                         0.49%               0.31%              0.80%
Aetna Money Market VP(3)                                      0.25%               0.10%              0.35%
Aetna Real Estate Securities VP(2)(3)                         0.62%               0.33%              0.95%
Aetna Small Company VP(2)(3)                                  0.35%               0.60%              0.95%
Aetna Value Opportunity VP(2)(3)                              0.20%               0.60%              0.80%
Calvert Social Balanced Portfolio(4)                          0.69%               0.12%              0.81%
Fidelity VIP Equity-Income Portfolio(5)                       0.50%               0.08%              0.58%
Fidelity VIP Growth Portfolio(5)                              0.60%               0.09%              0.69%
Fidelity VIP Overseas Portfolio(5)                            0.75%               0.17%              0.92%
Fidelity VIP II Contrafund Portfolio(5)                       0.60%               0.11%              0.71%
Janus Aspen Aggressive Growth Portfolio(6)                    0.73%               0.03%              0.76%
Janus Aspen Balanced Portfolio(6)                             0.76%               0.07%              0.83%
Janus Aspen Flexible Income Portfolio                         0.65%               0.10%              0.75%
Janus Aspen Growth Portfolio(6)                               0.65%               0.05%              0.70%
Janus Aspen Worldwide Growth Portfolio(6)                     0.66%               0.08%              0.74%
Lexington Natural Resources Trust                             1.00%               0.25%              1.25%
Oppenheimer Global Securities Fund                            0.70%               0.06%              0.76%
Oppenheimer Strategic Bond Fund                               0.75%               0.08%              0.83%
Portfolio Partners MFS Emerging Equities Portfolio(7)(8)      0.68%               0.13%              0.81%
Portfolio Partners MFS Research Growth Portfolio(7)(8)        0.70%               0.15%              0.85%
Portfolio Partners MFS Value Equity Portfolio(7)              0.65%               0.25%              0.90%
Portfolio Partners Scudder International Growth Portfolio(7)  0.80%               0.20%              1.00%
Portfolio Partners T. Rowe Price Growth Equity Portfolio(7)   0.60%               0.15%              0.75%

------------------
(1) Certain of the Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

(2) Effective May 1, 1998, the Portfolios' adviser has agreed to waive a portion of its fee or to reimburse certain expenses so that aggregate expenses do not exceed the total expenses shown above. These fee waiver/expense reimbursement arrangements will increase total return and may be modified or terminated at any time.

    Without these fee waiver/expense reimbursement arrangements Management Fees and Total Expenses for the Portfolio would be higher. Management Fees and Total Expenses would be as follows: 0.60% and 0.83% for Ascent VP; 0.60% and 0.85% for Crossroads VP; 0.60% and 1.24% for Growth VP; 0.65% and 0.98% for High Yield VP; 0.35% and 0.58% for Index Plus Large Cap VP; 0.40% and 0.73% for Index Plus Mid Cap VP; 0.40% and 0.73% for Index Plus Small Cap VP; 0.85% and 1.23% for International VP; 0.60% and 0.91% for Legacy VP; 0.75% and 1.08% for Real Estate Securities VP; 0.75% and 1.35% for Small Company VP; and 0.60% and 1.20% for Value Opportunity VP, respectively.


--------------------------------------------------------------------------------
                                 FEE TABLE - 2

(3) Prior to May 1, 1998, the investment adviser provided administrative services to the Fund and assumed the Fund's ordinary recurring direct costs under an Administrative Services Agreement. Effective May 1, 1998, the investment adviser will continue to provide administrative services to the Fund but will no longer assume all of the Fund's ordinary recurring direct costs under the Administrative Services Agreement. The Administrative Fee is 0.075% on the first $5 billion in assets and 0.050% on all assets over $5 billion. The "Other Expenses" shown are not based on actual figures for the year ended December 31, 1997, but reflect the fee payable under the new Administrative Services Agreement and estimates of the Fund's ordinary recurring direct costs.

    High Yield VP, Index Plus Mid Cap VP, Index Plus Small Cap VP, International VP and Real Estate Securities VP commenced operations in December 1997, therefore, estimates are based on expenses incurred for similar funds. Actual expenses incurred may be more or less than the amounts shown above.

(4) The figures above are based on expenses for the fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of 0.01% for the Portfolio expected to be incurred in 1998. "Management Fees" includes a performance adjustment which, depending on performance, could cause the fee to be as high as 0.85% or as low as 0.55%. "Other Expenses" reflect an indirect fee of 0.03% (relating to an expense offset arrangement with the Portfolio's custodian). Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.78%.

(5) A portion of the brokerage commissions that certain Funds pay was used to reduce Fund expenses. In addition, certain Funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses would have been 0.57% for Equity-Income Portfolio; 0.67% for Growth Portfolio; 0.90% for Overseas
    Portfolio: and 0.68% for Contrafund Portfolio.

(6) Management fees for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reflect a reduced fee schedule effective July 1, 1997. The management fees shown above are based on the new rate applied to net assets as of December 31, 1997. Other expenses are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Shares would have been 0.74%, 0.04%, and 0.78% for Aggressive Growth Portfolio; 0.77%, 0.06%, and 0.83% for Balanced Portfolio; 0.74%, 0.04%, and 0.78% for Growth Portfolio; and 0.72%, 0.09%, and 0.81% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.

(7) Each Portfolio's aggregate expenses are contractually limited to the advisory and administrative fees disclosed above. The investment adviser will not seek an increase in its advisory or administrative fee at any time prior to May 1, 1999.

(8) The advisory fee is 0.70% of the first $500 million in assets and 0.65% on the excess.


--------------------------------------------------------------------------------
                                 FEE TABLE - 3

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

WITHOUT ADMINISTRATIVE EXPENSE CHARGE:

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. This example assumes that no administrative expense charge is imposed. For the purposes of these Examples, the maximum maintenance fee of $20.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.007%.



                                                                    EXAMPLE A
                                                     ---------------------------------------
                                                     If you withdraw your entire Account
                                                     Value at the end of the periods shown,
                                                     you would pay the following expenses,
                                                     including any applicable deferred
                                                     sales charge:

                                                     1 year   3 years   5 years   10 years
                                                     -------- --------- --------- ----------
Aetna Ascent VP                                         $72      $119      $168      $239
Aetna Balanced VP, Inc.                                 $70      $113      $159      $218
Aetna Bond VP                                           $69      $110      $154      $207
Aetna Crossroads VP                                     $72      $119      $168      $239
Aetna Growth VP                                         $72      $119      $168      $239
Aetna Growth and Income VP                              $70      $113      $158      $217
Aetna High Yield VP                                     $72      $119      $168      $239
Aetna Index Plus Large Cap VP                           $70      $112      $156      $212
Aetna Index Plus Mid Cap VP                             $70      $113      $159      $218
Aetna Index Plus Small Cap VP                           $70      $113      $159      $218
Aetna International VP                                  $76      $129      $185      $274
Aetna Legacy VP                                         $72      $119      $168      $239
Aetna Money Market VP                                   $68      $106      $147      $191
Aetna Real Estate Securities VP                         $74      $123      $176      $254
Aetna Small Company VP                                  $74      $123      $176      $254
Aetna Value Opportunity VP                              $72      $119      $168      $239
Calvert Social Balanced Portfolio                       $72      $119      $169      $240
Fidelity VIP Equity-Income Portfolio                    $70      $113      $158      $216
Fidelity VIP Growth Portfolio                           $71      $116      $163      $227
Fidelity VIP Overseas Portfolio                         $73      $122      $174      $251
Fidelity VIP II Contrafund Portfolio                    $71      $116      $164      $229
Janus Aspen Aggressive Growth Portfolio                 $72      $118      $167      $234
Janus Aspen Balanced Portfolio                          $73      $120      $170      $242
Janus Aspen Flexible Income Portfolio                   $72      $118      $166      $233
Janus Aspen Growth Portfolio                            $71      $116      $164      $228
Janus Aspen Worldwide Growth Portfolio                  $72      $117      $166      $232
Lexington Natural Resources Trust                       $77      $132      $190      $284
Oppenheimer Global Securities Fund                      $72      $118      $167      $234
Oppenheimer Strategic Bond Fund                         $73      $120      $170      $242
Portfolio Partners MFS Emerging Equities Portfolio      $72      $119      $169      $240
Portfolio Partners MFS Research Growth Portfolio        $73      $120      $171      $244
Portfolio Partners MFS Value Equity Portfolio           $73      $122      $173      $249
Portfolio Partners Scudder International Growth
 Portfolio                                              $74      $125      $178      $259
Portfolio Partners T. Rowe Price Growth Equity
 Portfolio                                              $72      $118      $166      $233



                                                                   EXAMPLE B
                                                     --------------------------------------
                                                     If you do not withdraw your Account
                                                     Value, or if you annuitize at the end of
                                                     the periods shown, you would pay the
                                                     following expenses (no deferred sales
                                                     charge is reflected):*

                                                     1 year   3 years   5 years   10 years
                                                     -------- --------- --------- ---------
Aetna Ascent VP                                         $21      $64       $111      $239
Aetna Balanced VP, Inc.                                 $19      $58       $100      $218
Aetna Bond VP                                           $18      $55       $ 95      $207
Aetna Crossroads VP                                     $21      $64       $111      $239
Aetna Growth VP                                         $21      $64       $111      $239
Aetna Growth and Income VP                              $19      $58       $100      $217
Aetna High Yield VP                                     $21      $64       $111      $239
Aetna Index Plus Large Cap VP                           $18      $57       $ 98      $212
Aetna Index Plus Mid Cap VP                             $19      $58       $100      $218
Aetna Index Plus Small Cap VP                           $19      $58       $100      $218
Aetna International VP                                  $24      $75       $128      $274
Aetna Legacy VP                                         $21      $64       $111      $239
Aetna Money Market VP                                   $16      $51       $ 87      $191
Aetna Real Estate Securities VP                         $22      $69       $118      $254
Aetna Small Company VP                                  $22      $69       $118      $254
Aetna Value Opportunity VP                              $21      $64       $111      $239
Calvert Social Balanced Portfolio                       $21      $65       $111      $240
Fidelity VIP Equity-Income Portfolio                    $19      $58       $ 99      $216
Fidelity VIP Growth Portfolio                           $20      $61       $105      $227
Fidelity VIP Overseas Portfolio                         $22      $68       $117      $251
Fidelity VIP II Contrafund Portfolio                    $20      $62       $106      $229
Janus Aspen Aggressive Growth Portfolio                 $20      $63       $109      $234
Janus Aspen Balanced Portfolio                          $21      $65       $112      $242
Janus Aspen Flexible Income Portfolio                   $20      $63       $108      $233
Janus Aspen Growth Portfolio                            $20      $61       $106      $228
Janus Aspen Worldwide Growth Portfolio                  $20      $63       $108      $232
Lexington Natural Resources Trust                       $25      $78       $133      $284
Oppenheimer Global Securities Fund                      $20      $63       $109      $234
Oppenheimer Strategic Bond Fund                         $21      $65       $112      $242
Portfolio Partners MFS Emerging Equities Portfolio      $21      $65       $111      $240
Portfolio Partners MFS Research Growth Portfolio        $21      $66       $113      $244
Portfolio Partners MFS Value Equity Portfolio           $22      $68       $116      $249
Portfolio Partners Scudder International Growth
 Portfolio                                              $23      $71       $121      $259
Portfolio Partners T. Rowe Price Growth Equity
 Portfolio                                              $20      $63       $108      $233

------------------
* This Example would not apply if a nonlifetime variable Annuity option is selected, and a lump-sum settlement is requested within three years after Annuity payments start, since the lump-sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)


--------------------------------------------------------------------------------
                                 FEE TABLE - 4

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

WITH ADMINISTRATIVE EXPENSE CHARGE:

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. This example assumes that an administrative expense charge of 0.25% annually is imposed. For the purposes of these Examples, the maximum maintenance fee of $20.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.007%.



                                                                    EXAMPLE A
                                                     ---------------------------------------
                                                     If you withdraw your entire Account
                                                     Value at the end of the periods shown,
                                                     you would pay the following expenses,
                                                     including any applicable deferred
                                                     sales charge:

                                                     1 year   3 years   5 years   10 years
                                                     -------- --------- --------- ----------
Aetna Ascent VP                                         $75      $126      $180      $264
Aetna Balanced VP, Inc.                                 $73      $120      $171      $244
Aetna Bond VP                                           $72      $118      $166      $233
Aetna Crossroads VP                                     $75      $126      $180      $264
Aetna Growth VP                                         $75      $126      $180      $264
Aetna Growth and Income VP                              $73      $120      $170      $243
Aetna High Yield VP                                     $75      $126      $180      $264
Aetna Index Plus Large Cap VP                           $72      $119      $168      $239
Aetna Index Plus Mid Cap VP                             $73      $120      $171      $244
Aetna Index Plus Small Cap VP                           $73      $120      $171      $244
Aetna International VP                                  $78      $136      $197      $299
Aetna Legacy VP                                         $75      $126      $180      $264
Aetna Money Market VP                                   $70      $113      $159      $218
Aetna Real Estate Securities VP                         $76      $130      $188      $279
Aetna Small Company VP                                  $76      $130      $188      $279
Aetna Value Opportunity VP                              $75      $126      $180      $264
Calvert Social Balanced Portfolio                       $75      $126      $181      $265
Fidelity VIP Equity-Income Portfolio                    $73      $120      $170      $242
Fidelity VIP Growth Portfolio                           $74      $123      $175      $253
Fidelity VIP Overseas Portfolio                         $76      $130      $186      $276
Fidelity VIP II Contrafund Portfolio                    $74      $124      $176      $255
Janus Aspen Aggressive Growth Portfolio                 $74      $125      $179      $260
Janus Aspen Balanced Portfolio                          $75      $127      $182      $267
Janus Aspen Flexible Income Portfolio                   $74      $125      $178      $259
Janus Aspen Growth Portfolio                            $74      $123      $176      $254
Janus Aspen Worldwide Growth Portfolio                  $74      $124      $178      $258
Lexington Natural Resources Trust                       $79      $139      $202      $309
Oppenheimer Global Securities Fund                      $74      $125      $179      $260
Oppenheimer Strategic Bond Fund                         $75      $127      $182      $267
Portfolio Partners MFS Emerging Equities Portfolio      $75      $126      $181      $265
Portfolio Partners MFS Research Growth Portfolio        $75      $128      $183      $269
Portfolio Partners MFS Value Equity Portfolio           $76      $129      $185      $274
Portfolio Partners Scudder International
 Growth Portfolio                                       $77      $132      $190      $284
Portfolio Partners T. Rowe Price Growth Equity
 Portfolio                                              $74      $125      $178      $259



                                                                   EXAMPLE B
                                                     --------------------------------------
                                                     If you do not withdraw your Account
                                                     Value, or if you annuitize at the end of
                                                     the periods shown, you would pay the
                                                     following expenses (no deferred sales
                                                     charge is reflected):*

                                                     1 year   3 years   5 years   10 years
                                                     -------- --------- --------- ---------
Aetna Ascent VP                                         $23      $72       $123      $264
Aetna Balanced VP, Inc.                                 $21      $66       $113      $244
Aetna Bond VP                                           $20      $63       $108      $233
Aetna Crossroads VP                                     $23      $72       $123      $264
Aetna Growth VP                                         $23      $72       $123      $264
Aetna Growth and Income VP                              $21      $66       $113      $243
Aetna High Yield VP                                     $23      $72       $123      $264
Aetna Index Plus Large Cap VP                           $21      $64       $111      $239
Aetna Index Plus Mid Cap VP                             $21      $66       $113      $244
Aetna Index Plus Small Cap VP                           $21      $66       $113      $244
Aetna International VP                                  $27      $83       $141      $299
Aetna Legacy VP                                         $23      $72       $123      $264
Aetna Money Market VP                                   $19      $58       $100      $218
Aetna Real Estate Securities VP                         $25      $77       $131      $279
Aetna Small Company VP                                  $25      $77       $131      $279
Aetna Value Opportunity VP                              $23      $72       $123      $264
Calvert Social Balanced Portfolio                       $23      $72       $124      $265
Fidelity VIP Equity-Income Portfolio                    $21      $65       $112      $242
Fidelity VIP Growth Portfolio                           $22      $69       $118      $253
Fidelity VIP Overseas Portfolio                         $25      $76       $129      $276
Fidelity VIP II Contrafund Portfolio                    $22      $69       $119      $255
Janus Aspen Aggressive Growth Portfolio                 $23      $71       $121      $260
Janus Aspen Balanced Portfolio                          $24      $73       $125      $267
Janus Aspen Flexible Income Portfolio                   $23      $71       $121      $259
Janus Aspen Growth Portfolio                            $22      $69       $118      $254
Janus Aspen Worldwide Growth Portfolio                  $23      $70       $120      $258
Lexington Natural Resources Trust                       $28      $86       $146      $309
Oppenheimer Global Securities Fund                      $23      $71       $121      $260
Oppenheimer Strategic Bond Fund                         $24      $73       $125      $267
Portfolio Partners MFS Emerging Equities Portfolio      $23      $72       $124      $265
Portfolio Partners MFS Research Growth Portfolio        $24      $74       $126      $269
Portfolio Partners MFS Value Equity Portfolio           $24      $75       $128      $274
Portfolio Partners Scudder International
 Growth Portfolio                                       $25      $78       $133      $284
Portfolio Partners T. Rowe Price Growth Equity
 Portfolio                                              $23      $71       $121      $259

------------------
* This Example would not apply if a nonlifetime variable Annuity option is selected, and a lump-sum settlement is requested within three years after Annuity payments start, since the lump-sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)


--------------------------------------------------------------------------------
                                 FEE TABLE - 5

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     Condensed Financial Information for the accumulation units under the Contract is shown in Appendix IV.

                                  THE COMPANY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company), an Arkansas life insurance company organized in 1954. The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

      The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc.

                          VARIABLE ANNUITY ACCOUNT B
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      The Company established Variable Annuity Account B (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of "separate account" under federal securities laws. The Separate Account is divided into "Subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

      Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. All obligations arising under the Contracts are obligations of the Company.

                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FUNDS

      The Contract Holder (or you if allowed by the Contract Holder) may allocate Purchase Payments to one or more of the Subaccounts as designated on the enrollment form. In turn, the Subaccounts invest in the corresponding Funds at net asset value. The total number of investment options that you may select at any one time is limited to 18. Each Subaccount selected, the Fixed Account, Fixed Plus Account and each classification of the Guaranteed Accumulation Account counts as one option.

      The Contract Holder may decide to offer only a select number of Funds under its Plan or may decide to change the Funds it offers. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Contract and to compliance with regulatory requirements. The availability of the Funds may also be subject to applicable regulatory authorization. Not all Funds may be available in all jurisdictions, under all Contracts, or in all Plans.

      The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

[bullet] Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund,
         Inc.) seeks to maximize investment return, consistent with reasonable safety of principal


--------------------------------------------------------------------------------
         by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

[bullet] Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

[bullet] Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

[bullet] Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

[bullet] Aetna Generation Portfolios, Inc.-Aetna Ascent VP (formerly Aetna
         Ascent Variable Portfolio) seeks to provide capital appreciation. The Portfolio is designed for investors who have an investment horizon exceeding 15 years and who have a high level of risk tolerance.(1)

[bullet] Aetna Generation Portfolios, Inc.-Aetna Crossroads VP (formerly Aetna
         Crossroads Variable Portfolio) seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is designed for investors who have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

[bullet] Aetna Generation Portfolios, Inc.-Aetna Legacy VP (formerly Aetna
         Legacy Variable Portfolio) seeks to provide total return consistent with preservation of capital. The Portfolio is designed for investors who have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna Growth VP (formerly Aetna
         Variable Growth Portfolio) seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna High Yield VP seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed income securities rated lower than BBB-by Standard and Poor's Corporation or lower than Baa3 by Moody's Investors Service, Inc.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna Index Plus Large Cap VP
         (formerly Aetna Variable Index Plus Portfolio) seeks to outperform the total return performance of publicly traded common stocks represented in the S&P 500 Composite Stock Price Index.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna Index Plus Mid Cap VP seeks to outperform the total return performance of publicly traded common stocks represented in the S&P 400.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna Index Plus Small Cap VP seeks to outperform the total return performance of publicly traded common stocks represented by the S&P SmallCap 600 Index, a stock market index composed of 600 common stocks selected by Standard and Poor's Corporation.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna International VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. Aetna International VP will not target any given level of current income.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna Real Estate Securities VP seeks maximum total return primarily through investment in a diversified portfolio of equity securities issued by real estate companies, the majority of which are real estate investment trusts (REITs).(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna Small Company VP (formerly Aetna
         Variable Small Company Portfolio) seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.(1)

[bullet] Aetna Variable Portfolios, Inc.-Aetna Value Opportunity VP (formerly
         Aetna Variable Capital Appreciation Portfolio) seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.(1)


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                                       2

[bullet] Calvert Social Balanced Portfolio (formerly Calvert Responsibly
         Invested Balanced Portfolio) is a nondiversified portfolio that seeks to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social criteria established for the Portfolio.(2)

[bullet] Fidelity Investments Variable Insurance Products Fund--Equity-Income
         Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(3)

[bullet] Fidelity Investments Variable Insurance Products Fund--Growth
         Portfolio seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.(3)

[bullet] Fidelity Investments Variable Insurance Products Fund--Overseas
         Portfolio seeks long-term growth by investing mainly in foreign securities (at least 65% of the Fund's total assets in securities of foreign issuers). Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuation.(3)

[bullet] Fidelity Investments Variable Insurance Products Fund II--Contrafund
         Portfolio seeks maximum total return over the long-term by investing mainly in securities of companies whose value the investment adviser believes is not fully recognized by the public.(3)

[bullet] Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index, which as of December 31, 1997 included companies with capitalizations between approximately $213 million and $13.7 billion, but which is expected to change on a regular basis.(4)

[bullet] Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by, under normal circumstances, investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential.(4)

[bullet] Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in income-producing securities. Total return is expected to result from a combination of current income and capital appreciation. The Portfolio invests in all types of income-producing securities and may have substantial holdings of debt securities rated below investment grade (e.g., junk bonds).(4)

[bullet] Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of issuers of any size. This Portfolio generally invests in larger, more established issuers.(4)

[bullet] Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(4)

[bullet] Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.

         This Fund is only available for investment by Participants who established an Individual Account under the Contract before May 1, 1998. As soon as all such Participants have redirected their allocations to other investment options, the Fund will be closed to all new investment (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account.

[bullet] Oppenheimer Global Securities Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities but which may be considered to be speculative.(6)

[bullet] Oppenheimer Strategic Bond Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund intends to invest principally in (i) foreign government and corporate debt securities, (ii) securities of the U.S. Government and its agencies and instrumentalities ("U.S. Government securities"), and (iii) lower-rated high yield domestic debt



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                                       3
         securities, commonly known as "junk bonds," which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities. These securities may be considered to be speculative. Current income is not an objective.(6)

[bullet] Portfolio Partners, Inc.--MFS Emerging Equities Portfolio seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective.(7a)

[bullet] Portfolio Partners, Inc.--MFS Research Growth Portfolio seeks long-term growth of capital and future income.(7a)

[bullet] Portfolio Partners, Inc.--MFS Value Equity Portfolio seeks capital appreciation. Dividend income, if any, is a consideration incidental to the Portfolio's objective of capital appreciation.(7a)

[bullet] Portfolio Partners, Inc.--Scudder International Growth Portfolio seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.(7b)

[bullet] Portfolio Partners, Inc.--T. Rowe Price Growth Equity Portfolio seeks long-term growth of capital and, secondarily, to increase dividend income by investing primarily in common stocks of well established growth companies.(7c)

Investment Advisers for each of the Funds:

  (1) Aeltus Investment Management, Inc.
  (2) Calvert Asset Management Company, Inc.
  (3) Fidelity Management & Research Company
  (4) Janus Capital Corporation
  (5) Lexington Management Corporation (adviser);
        Market Systems Research Advisors, Inc. (subadviser)
  (6) OppenheimerFunds, Inc.
  (7) Aetna Life Insurance and Annuity Company (adviser);
        (a) Massachusetts Financial Services Company (subadviser)
        (b) Scudder Kemper Investments, Inc. (subadviser)
        (c) T. Rowe Price Associates, Inc. (subadviser)


Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund which is distributed with and accompanies this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for this Prospectus and for each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed under the "Inquiries" section of the Prospectus Summary.

Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

CREDITED INTEREST OPTIONS
      Purchase Payments may be allocated to one or more of the Credited Interest Options available under the Contract, as described below. The Contract Holder may elect not to offer all Credited Interest Options under its Plan.

[bullet] The Guaranteed Accumulation Account (GAA) is a credited interest option through which we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the GAA for the full guaranteed term to receive the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See Appendix I.)


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                                       4

[bullet] The Fixed Account is a part of the Company's general account. The
         Fixed Account guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates from time to time. Transfers from the Fixed Account are limited. (See Appendix II.)



[bullet] The Fixed Plus Account is also a part of the Company's general account and guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates at its discretion. Withdrawals and transfers from the Fixed Plus Account are limited. (See Appendix III.)


                                    PURCHASE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTRACT AVAILABILITY
      The Contracts are designed for (1) employer-sponsored deferred compensation plans sponsored by tax-exempt organizations for deferrals not subject to Section 457 of the Internal Revenue Code of 1986, as amended ("Code") or by taxable organizations for their employees and/or independent contractors ("Non- Section 457 Plans"); or (2) employer-sponsored deferred compensation plans sponsored by non-governmental tax-exempt organizations for deferrals that are subject to Code Section 457 for their employees and/or independent contractors ("Section 457 Plans"). The Contract is generally owned by the employer, and an Account is established for each Participant, as directed by the Contract Holder, to identify contract values during the Accumulation Period. A Participant's record under the Contract is known as his or her "Account."

      The Contract is available to Plans subject to Code Section 457 only if the Plan is not sponsored by a governmental employer. For such Section 457 Plans and for all Non-Section 457 Plans, all amounts of compensation deferred, all property and rights purchased with such amounts, and all income attributable to such amounts, property or rights remains solely the property and rights of the employer, and is subject to the claims of the employer's general creditors. The Contract will therefore be part of the employer's general assets, subject to the claims of its general creditors. Benefits available to you are governed exclusively by the provisions of the Plan and are backed only by the general assets of the employer. Some of the options and elections available under the Contract may not be available to you under the provisions of your Plan. Contact your employer for information regarding your Plan.

CONTRACT PURCHASE
      Eligible organizations may acquire a Contract by submitting an application to the Company. Once we approve the forms, a Contract is issued to the employer as the Contract Holder. You may participate in the Plan by submitting an enrollment form to the Company.


      The Company must accept or reject the application or enrollment form within two business days of receipt. If the application or enrollment form is incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for a longer period pending acceptance of the forms only with consent of the Participant, or under certain circumstances described below, with the consent of the group Contract Holder. Under limited circumstances the Company may agree, with respect to a particular Plan, to hold Purchase Payments for longer than the five business days, based on the consent of the group Contract Holder, in which case these Purchase Payments will be deposited in the Aetna Money Market VP Subaccount until the forms are completed.


PURCHASE PAYMENTS
      Generally, two types of Purchase Payments may be made under the Contract, and depending upon which type of payment is made, different Accounts may be established for each payment type. Continuing, periodic payments will be placed in "Installment Purchase Payment Accounts." Installment Purchase Payments must be at least $100 per month ($1,200 annually) per Participant. No payment may be less than $25. Lump-sum transfers of amounts accumulated under a pre-existing plan may be placed in "Single Purchase Payment Accounts" in accordance with the Company's procedures in effect at the time of purchase.


      The Code imposes a maximum limit on annual Purchase Payments which may be excluded from a Participant's gross income for Section 457 Plan Participants. Such limit is generally the lesser of $8,000 as adjusted to reflect changes in the cost of living, or 331/2% of your includible compensation (25% of gross compensation).

      For Contracts sold to taxable organizations, this Contract may be aggregated with other Annuity contracts purchased by the Contract Holder from us (and our affiliates) on or after October 21, 1988 for purposes of determining the taxable portion of payments from this Contract. (See "Tax Status.")



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                                       5

      Allocation of Purchase Payments. Purchase Payments will initially be allocated to the Subaccounts or Credited Interest Options as specified by the Contract Holder (or you, if authorized by the Contract Holder) on the enrollment form. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected at any one time. (See "Investment Options--The Funds.")


RIGHT TO CANCEL
      The Contract Holder may cancel participation under the Contract without penalty by returning it to the Company with a written notice of cancellation. In most states, Contract Holders have ten days to exercise this right; some states allow a longer free look period. When we receive the request for cancellation, we will return the Account Value, unless the laws of the state in which the Contract was issued require that we return the initial Purchase Payment (if greater than the Account Value). In states that do not require a return of Purchase Payments, the purchaser bears the entire investment risk for amounts allocated among the Subaccounts during the free look period. Account Values will be determined as of the Valuation Date on which we receive the request for cancellation at our Home Office.


TRANSFER CREDITS
      The Company may provide a transfer credit on "transferred assets," subject to certain conditions and state approvals. Transferred assets are the value of contributions made on your behalf under this Plan or a prior plan before such amounts are applied to this Contract. The transfer credit equals a percentage of the transferred assets remaining in the Contract after a specified period of time. Once a transfer credit is applied to your Contract, all provisions of the Contract apply. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the Contract, you will be provided with additional information specific to the Contract.

                             CHARGES AND DEDUCTIONS
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--------------------------------------------------------------------------------

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT


      Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to Annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.


      If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expense relating to the Contracts and as a source of profit for the Company. The Company expects to make a profit from the mortality and expense risk charge.

      Administrative Expense Charge. The Company reserves the right to make a deduction from each of the Subaccounts for an administrative expense charge. The administrative expense charge compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.


      Effective April 4, 1997, the administrative expense charge during the Accumulation Period equals, on an annual basis, 0.25% of the daily net assets allocated to the Subaccounts for Contracts effective prior to October 31, 1996 where the number of Participants with assets in the Contract is less than 30 as of November 30, 1996 and the Contract Holder has chosen not to elect one of the Company's electronic standards for cash collection and application of Participant contribution data. There is currently no administrative expense charge assessed during the Accumulation Period for any other Contracts.


      In addition, the administrative expense charge will not be imposed for Participants who enrolled in a group Contract or became covered under an individual Contract prior to November 5, 1984.


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                                       6

MAINTENANCE FEE
      During the Accumulation Period, the Company will deduct an annual maintenance fee from each Installment Purchase Payment Account on its anniversary date. The maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Accounts.


      The maximum maintenance fee that can be deducted under the Contract is $20. However, under group Contracts, the maintenance fee may be reduced or eliminated depending upon certain criteria described below. The maintenance fee will be deducted on a pro rata basis from each Subaccount and Credited Interest Option in which the Account is invested. If the Account Value is withdrawn, the full maintenance fee will be deducted at the time of withdrawal.


      Reduction or Elimination of the Maintenance Fee. The annual maintenance fee may be reduced or eliminated under various conditions as agreed to by us and the Contract Holder in writing. Any reduction or elimination of the annual maintenance fee will reflect differences in administrative costs and services after taking into consideration factors such as the following:

[bullet] the size, characteristics, and nature of the group to which a Contract is issued;

[bullet] the level of our anticipated expenses in administering the Contract, such as billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values, and any other factors pertaining to the level and expense of administrative services which will be provided under the Contract.

      Any reduction or elimination of maintenance fees will not be unfairly discriminatory against any person. We will make any reduction in annual maintenance fees according to our own rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time.

DEFERRED SALES CHARGE
      Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of the amount withdrawn from the Subaccounts, the Fixed Account or the Guaranteed Accumulation Account. No deferred sales charge is deducted from amounts withdrawn from the Fixed Plus Account. For Installment Purchase Payment Accounts, the deferred sales charge is based on the number of completed Purchase Payment Periods. For Single Purchase Payment Accounts, it is based on the number of Account Years that have elapsed since the Account's effective date. The amount of the deferred sales charge is determined in accordance with the schedule set forth in the following tables:

    INSTALLMENT PURCHASE PAYMENT ACCOUNTS

 Purchase Payment                  Deferred Sales
Periods Completed                 Charge Deduction
------------------------------   -----------------
  Less than 5                           5%
  5 or more but less than 7             4%
  7 or more but less than 9             3%
  9 or more but less than 10            2%
  More than 10                          0%


       SINGLE PURCHASE PAYMENT ACCOUNTS

Account Years                     Deferred Sales
 Completed                       Charge Deduction
-----------------------------   -----------------
  Less than 5                          5%
  5 or more but less than 6            4%
  6 or more but less than 7            3%
  7 or more but less than 8            2%
  8 or more but less than 9            1%
  9 or more                            0%


      If you transfer the total account value under another deferred compensation annuity contract issued by the Company to an Account under this Contract, the effective date of the new Account will be the same effective date as your former contract for purposes of calculating the applicable deferred sales charge under this Contract.

      A deferred sales charge will not be deducted from any portion of the Account Value which is:

[bullet] applied to provide Annuity benefits;

[bullet] withdrawn on or after the tenth anniversary of the effective date of the Account or Plan Account;

[bullet] paid due to the death of the Participant;


[bullet] withdrawn due to the election of a Systematic Distribution
         Option (see "Systematic Distribution Options");


[bullet] paid where the Account Value is $3,500 or less and no amount has been withdrawn or used to purchase Annuity benefits during the prior 12 months. If more than one Account is being fully withdrawn on behalf of


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                                       7
         a Participant, all Account Values will be added together to determine eligibility for the $3,500 exemption. This provision is not available under Plan Accounts (where Accounts are not maintained by the Company) or applicable to the withdrawal of all Accounts under one Contract established with the Company;

[bullet] withdrawn from an Installment Purchase Payment Account by a Participant who is at least age 59 1/2 and who has completed nine Purchase Payment Periods; or

[bullet] for Section 457 Plans only, withdrawn due to a hardship resulting from an unforeseeable emergency, as specified in the Code.

      The deduction for the deferred sales charge will not exceed 8.5% of the total Purchase Payments actually made to the Account. The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract; the difference will be covered by the general assets of the Company which are attributable, in part, to the mortality and expense risk charge described above.

      Reduction or Elimination of the Deferred Sales Charge. For a particular Plan, we may reduce, waive or eliminate the deferred sales charge. Any reduction, waiver or elimination of such charges will reflect differences or expected differences in the amounts of unrecovered distribution costs or services of the types that the charge is intended to defray. When considering whether to reduce or eliminate such charges or to grant such a waiver, we will take into account factors which may include the following:


[bullet] the number of Participants under the Plan;


[bullet] the expected level of assets or cash flow under the Plan;

[bullet] the level of agent involvement in sales activities;

[bullet] the level of our sales-related expenses;

[bullet] the specific distribution provisions under the Plan;


[bullet] the Plan's purchase of one or more other variable Annuity contracts from us and the features of those contracts;


[bullet] the level of employer involvement in determining eligibility for distributions under the Contract; and

[bullet] our assessment of financial risk to the Company relating to surrenders.

      Any reduction, waiver or elimination of deferred sales charges will not be unfairly discriminatory against any person.


      We may also negotiate provisions regarding the deferred sales charge with respect to Contracts issued to certain employer groups or associations which have negotiated on behalf of its employees. All variations in, or elimination of, provisions regarding the deferred sales charge resulting from such negotiations will be offered uniformly to all employees within the group. For specific information on fees applicable to your Account please call the number listed under the "Inquiries" section of the Prospectus Summary.

      We will make any reduction in deferred sales charge according to our own rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time.


FUND EXPENSES
      Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are illustrated in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.


PREMIUM AND OTHER TAXES
      Several states and municipalities impose a premium tax on Annuities. These taxes currently range from 0% to 4%. The Company reserves the right to deduct premium tax against Purchase Payments or Account Values at any time, but no earlier than when we have a tax liability under state law. The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to the premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against the Contract or the Separate Account assets.


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                                       8

                               CONTRACT VALUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ACCOUNT VALUE
      Until the Annuity Date, the Account Value is the total dollar value of amounts held in the Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in any of the Credited Interest Options.

ACCUMULATION UNITS

      The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charge and the administrative charge (if any).

      Initial Purchase Payments will be credited to your Account at the AUV next computed following our acceptance of the enrollment form, as described under "Purchase--Contract Purchase." Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of the New York Stock Exchange will be credited to your Account at the AUV next computed following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.


NET INVESTMENT FACTOR
      The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

      (a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

      (b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

      (c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount;

      (d) divided by the total value of the Subaccount's Accumulation and Annuity Units the preceding Valuation Date;

      (e) minus a daily charge at the annual effective rate of 1.25% for mortality and expense risks and up to 0.25% as an administrative expense charge.

      The net investment rate may be either positive or negative.

                                   TRANSFERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      At any time prior to the Annuity Date, the Contract Holder, or you (if permitted by the Contract Holder), can transfer amounts held under the Contract from one Subaccount to another. Transfers between the Credited Interest Options and the Subaccounts are subject to certain restrictions. (See Appendices I, II and III.) A request for transfer can be made either in writing or, subject to the Contract Holder's approval, by telephone. All transfers must be in accordance with the terms of the Contract and your Plan, as applicable.

      The Company currently allows unlimited transfers of accumulated amounts to available investment options without charge. The transfer amount may not be less than $500. The total number of investment options in which you may invest at any one time is limited. (See "Investment Options--The Funds.") Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office. Transfers are not available during the Annuity Period.


      Subject to the Contract Holder's approval, you have the right to make transfers among Funds by telephone. We have enacted procedures to prevent abuses of Account transactions by telephone, including requiring the use of a personal identification number (PIN) to execute transactions. You are responsible


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                                       9
for safeguarding your PIN, and for keeping Account information confidential. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by you. To ensure authenticity, we record all calls on the 800 line. Note: All Account information and transactions permitted are subject to the terms of the Plan(s).



DOLLAR COST AVERAGING PROGRAM
      You may establish automated transfers of Account Values on a monthly or quarterly basis through the Company's Dollar Cost Averaging Program, if available under your Plan. There is no additional charge for the Program. Dollar Cost Averaging is a system for investing a fixed amount of money at regular intervals over a period of time. Dollar Cost Averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information, please refer to the "Inquiries" section of the Prospectus Summary which describes how you can obtain further information.


      Effective May 1, 1998, dollar cost averaging is not permitted into the Lexington Natural Resources Trust.


                                  WITHDRAWALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      Subject to the limitations on withdrawals from the Fixed Plus Account, the Contract Holder may withdraw all or a portion of the Account Value at any time during the Accumulation Period. To request a withdrawal, the Contract Holder, on your behalf, must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days following our receipt of a disbursement form. Under a 457 Plan, payout elections may not be changed once payments have commenced.

      Withdrawals may be requested in one of the following forms:

[bullet] Full Withdrawal of the Contract or an Account: The amount paid for a full withdrawal will be the Account Value(s) allocated to the Subaccounts, the Guaranteed Accumulation Account (plus or minus a market value adjustment) (see Appendix I), and the Fixed Account, minus any applicable deferred sales charge and maintenance fee due, plus the amount available for withdrawal from the Fixed Plus Account (see Appendix III).

[bullet] Partial Withdrawals (Percentage): The amount paid will be the percentage of the Account Value(s) requested minus any applicable deferred sales charge; however, the amount available for withdrawal from the Fixed Plus Account is limited (see Appendix III).

[bullet] Partial Withdrawal (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from the Account will equal the amount requested plus any applicable deferred sales charge. The amount available for withdrawal from the Fixed Plus Account is limited (see Appendix III).

      For any partial withdrawal, amounts will be withdrawn proportionately from each Subaccount or Credited Interest Option in which the Account is invested unless otherwise requested in writing. All amounts paid will be based on Account Values next determined after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify.


                        SYSTEMATIC DISTRIBUTION OPTIONS
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--------------------------------------------------------------------------------

      The Company offers certain withdrawal options under the Contract that are not considered annuity options ("Systematic Distribution Options"). To exercise these options, the Account Value must meet the minimum dollar amounts and age criteria applicable to that option.


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                                       10

      The Systematic Distribution Options currently available under the Contract include the following:

[bullet] SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from the Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract.

[bullet] ECO--Estate Conservation Option. ECO is available to Section 457 Plan
         Participants only. It offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law at age 70-1/2 (or retirement, if later), and pays you that amount once a year. (See "Tax Status.")

      Other Systematic Distribution Options may be added from time to time. Additional information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company at its Home Office.

      If you select one of the Systematic Distribution Options, the Account will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. The Account Value will continue to be subject to the charges and deductions described in this Prospectus. Taking a withdrawal under one of these Systematic Distribution Options may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.

      Once elected, a Systematic Distribution Option may be revoked by the Contract Holder at any time by submitting a written request to our Home Office. Any revocation will apply only to the amount not yet paid. Once an option is revoked, it may not be elected again, nor may any other Systematic Distribution Option be elected. The Company reserves the right to discontinue the availability of one or all of these Systematic Distribution Options at any time, and/or to change the terms of future elections. To determine whether the Systematic Distribution Options are available under your Plan, and to assess the terms and conditions that may apply, you should check with your employer.


                   DEATH BENEFIT DURING ACCUMULATION PERIOD
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--------------------------------------------------------------------------------


      The Contract provides that a death benefit is payable to the Contract Beneficiary(ies) upon the death of the Participant before the Annuity Date. The Contract Holder may direct that we make such payment to the Plan Beneficiary. The amount of the death benefit will be equal to the Account Value. Death benefit proceeds may be paid:


[bullet] in a lump sum;

[bullet] in accordance with any of the Annuity Options available under the Contract; or


[bullet] under any Systematic Distribution Option available under the Contract
         (if the Plan Beneficiary is your spouse).


      The Contract Holder on behalf of a Plan Beneficiary may instead elect to leave the Account Value invested in the Contract. However, the Code limits how long the death benefit proceeds may be left in this option (see below).

      When paying the Contract Beneficiary, we will determine the Account Value on the Valuation Date following the date on which we receive proof of death acceptable to the Company. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the Contract Beneficiary within seven days after we receive proof of death.

      The Code requires that distribution of death proceeds begin within a certain period of time. For Non-Section 457 Plans, if required by the Code, the entire value must be distributed within five years after the date of death unless an Annuity option is elected within one year.

      For Section 457 Plans, generally, either payments must begin by December 31 of the year following the year of your death, or the entire value of your benefits must be distributed by December 31 of the fifth year following the year of your death. If your Plan Beneficiary is your spouse, he or she is not required to begin distributions until the year you would have attained age 70-1/2. In no event may payments extend beyond the life expectancy of the Plan Beneficiary or any period certain greater than the Plan Beneficiary's life expectancy.


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                                       11

      If no elections are made, no distributions will be made. Failure to commence distributions within the above time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. (See "Tax Status.")

                                 ANNUITY PERIOD
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--------------------------------------------------------------------------------


ANNUITY PERIOD ELECTIONS
      For Section 457 Plans, the Code requires that minimum annual distributions of the Account Value must begin by April 1st of the calendar year following the calendar year in which a Participant attains age 70-1/2 or retires, if later. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity options or Systematic Distribution Options. (See "Tax Status.")

      At least 30 days prior to the Annuity Date, the Contract Holder must notify us in writing of the following:

[bullet] the date on which you would like to start receiving Annuity payments;

[bullet] the Annuity option under which you want your payments to be calculated and paid;

[bullet] whether the payments are to be made monthly, quarterly, semi-annually or annually; and

[bullet] the investment option(s) used to provide Annuity payments (i.e., a fixed Annuity using the general account or any of the Subaccounts available at the time of annuitization). As of the date of this Prospectus, Aetna Growth and Income VP, Aetna Bond VP and Aetna Balanced VP, Inc. are the only Subaccounts available.

      Annuity payments will not begin until an Annuity option has been selected. Until a date and option are elected, the Account or Plan Account will continue in the Accumulation Period. Once Annuity payments begin, the Annuity option may not be changed, nor may transfers be made among the investment options(s) selected.

ANNUITY OPTIONS
      The Contract Holder may choose one of the following Annuity options:

Lifetime Annuity Options:

Option 1--Life Annuity--An Annuity with payments ending on the Annuitant's death.

Option 2--Life Annuity with Guaranteed Payments--An annuity with payments guaranteed for 5, 10, 15 or 20 years, or such other periods as the Company may offer at the time of annuitization.

Option 3--Life Income based Upon the Lives of Two Payees--An Annuity will be paid during the lives of the Annuitant and a second Annuitant, with 100%, 66-2/3% or 50% of the payment to continue after the first death, or 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

Option 4--Life Income based Upon the Lives of Two Payees--An Annuity with payments for a minimum of 120 months, with 100% of the payment to continue after the first death.

      If Option 1 or 3 is elected, it is possible that only one Annuity payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 3, should die prior to the due date of the second Annuity payment. Once lifetime Annuity payments begin, the Annuitant cannot elect to receive another form of benefit.

Nonlifetime Annuity Options:

Option 1--Payments for a Specified Period--payments will continue for a specified period of time, as provided for under your Contract.

      Under the nonlifetime option, the type of Annuity (fixed or variable) and the number of years that may be selected are determined by the investment options used prior to annuitization. For amounts held in the Fixed Plus Account, the Annuity must be paid on a fixed basis and payments may be made for 5-30 years. For amounts held in the Subaccounts, the Guaranteed Accumulation Account or the Fixed Account, an Annuity may be selected on a fixed or variable basis and payments may be made for 3-30 years. If this option is elected on a variable basis, the Contract Holder may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump-sum elected before three years of payments have been completed


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                                       12
will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions Deferred Sales Charge.") The nonlifetime option is not available on a variable basis under a Contract which provides for immediate Annuity benefits.

      We may also offer additional Annuity options under the Contract from time to time.

ANNUITY PAYMENTS

      Date Payouts Start. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95. Annuity payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and Plan Beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and Plan Beneficiary.

      Amount of Each Annuity Payment. The amount of each payment depends on the size of the Account Value, how you allocate it between fixed and variable payouts, and the Annuity option chosen. No election may be made that would result in the first Annuity payment of less than $20, or total yearly Annuity payments of less than $100. If the Account or Plan Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

      If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3-1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 3-1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)

CHARGES DEDUCTED DURING THE ANNUITY PERIOD
      We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. (See "Charges and Deductions.")


DEATH BENEFIT PAYABLE DURING THE ANNUITY PERIOD
      If an Annuitant dies after Annuity Payments have begun, any death benefit payable will depend on the terms of the Contract and the Annuity option selected. If Option 1 or Option 3 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 3.

      If Lifetime Option 2 or Option 4 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 4, occurs prior to the end of the guaranteed minimum payment period, we will pay to the beneficiary in a lump-sum, unless otherwise requested, the present value of the guaranteed Annuity payments remaining.


      If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments may be paid in a lump-sum to the Plan Beneficiary (unless otherwise requested), and no deferred sales charge will be imposed.


      For Non-Section 457 Plans, if required by the Code, and if there is a death benefit payable under the Annuity option elected, the remaining values must be distributed at least as rapidly as under the original method of distribution.

      For Section 457 Plans, if there is a death benefit payable under the Annuity option elected, Annuity Payments must be distributed to your beneficiary at least as rapidly as under the original method of distribution and in substantially nonincreasing amounts.


      Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after proof of death acceptable to us, and a request for payment are received at our Home Office.

      The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 4, such value will be reduced by any payments made after the date of death.


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                                       13

                                   TAX STATUS
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--------------------------------------------------------------------------------


INTRODUCTION
      The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). This discussion does not consider any applicable state or other tax laws. The Company makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity payments, and on the economic benefit to the Contract Holder, Participant or Plan Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction.

TAXATION OF THE COMPANY
      The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account's investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.


      The Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

      With respect to Contracts sold to taxable organizations, Section 817(h) of the Code requires that the investments of the Funds be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts with federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Fund's assets may be invested.


      In certain circumstances, owners of variable annuity contracts that are taxable organizations may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. One of the circumstances that has raised this issue is the number of funding options available under the Contract. The Company reserves the right to modify the Contract as necessary to attempt to prevent a Contract Holder from being considered the owner of a pro rata share of the assets of the Separate Account.


CONTRACTS USED WITH CERTAIN RETIREMENT PLANS
      In General: The Contract may be purchased and used in connection with:

(1) Employer-sponsored deferred compensation plans sponsored by tax-exempt organizations for deferrals not subject to Code Section 457 and by taxable organizations for their employees and/or independent contractors; and

(2) Employer-sponsored deferred compensation plans sponsored by non-governmental tax-exempt organizations for deferrals that are subject to Code Section 457 for their employees and/or independent contractors.

      The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants as well as beneficiaries are cautioned that the rights of any person to any benefits under the Contracts may be subject to the terms and conditions of the plans themselves, in addition to the terms and conditions of the Contract issued in connection with such plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the provisions of the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws and should consult their legal counsel and tax advisor regarding the suitability of the Contract.


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                                       14

SECTION 457 PLANS
      Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-governmental tax exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. The Contract is made available to plans subject to Code Section 457 only if the plan is sponsored by a non-government tax exempt employer. Under such plans, all amounts of compensation deferred, all property and rights purchased with such amounts and all income attributable to such amounts, property, and rights remains solely the property and rights of the employer and is subject to the claims of the employer's general creditors. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a
Section 457 plan are taxable and reportable to the IRS as taxable income. This includes payments for death benefits, periodic and nonperiodic distribution. Also, all amounts except death benefit proceeds are subject to federal income tax withholding as wages. If we make payments directly to a Participant on behalf of the employer as Contract Holder, we will withhold federal taxes (state taxes, if applicable).


      The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. For Section 457 plan participants, the current limit is generally the lesser of $8,000, as adjusted to reflect changes in the cost of living, or 33-1/3% of your includible compensation (25% of gross compensation).

      Minimum Distribution Requirements. The Code has required distribution rules for Section 457 plans. Distributions must generally begin by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 or retire, whichever occurs later.

      In general, Annuity payments must be distributed over your life or the joint lives of you and your Plan Beneficiary, or over a period not greater than your life expectancy or the joint life expectancies of you and your Plan Beneficiary. Also, any distribution payable over a period of more than one year must be made in substantially non-increasing amounts.

      If you die after the required minimum distribution has commenced, distributions to your Plan Beneficiary must be made at least as rapidly as under the method of distribution in effect at the time of your death. However, if the minimum required distribution is calculated each year based on your single life expectancy or the joint life expectancies of you and your Plan Beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the minimum required distributions at your death. For example, if you have elected ECO with the calculation based on your single life expectancy, and the life expectancy is recalculated each year, your recalculated life expectancy becomes zero in the calendar year following your death and the entire remaining interest must be distributed to your Plan Beneficiary by December 31 of the year following your death. The rules are complex and you should consult your tax advisor before electing the method of calculation to satisfy the minimum distribution requirements.

      If you die before the required minimum distribution has commenced, your entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. Alternatively, payments may be made over the life of the Plan Beneficiary or over a period not extending beyond the life expectancy of the Plan Beneficiary (not to exceed 15 years for a non-spousal Plan Beneficiary) provided the distribution begins by December 31 of the calendar year following the calendar year of your death. If the Plan Beneficiary is your spouse, distribution must begin by the later of December 31 of the calendar year following the calendar year of your death or December 31 of the calendar year in which you would have attained age 70-1/2.


      If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.


PLANS OF NON-SECTION 457 TAX-EXEMPT ORGANIZATIONS AND TAXABLE ORGANIZATIONS
      Effective January 1, 1987, certain rules applicable to deferred compensation plans of state and local governments (Section 457 of the Code) were extended to deferred compensation plans sponsored by tax-exempt employers. While no limitation is imposed on deferrals under deferred compensation plans of taxable employers, each participant in a plan subject to Section 457 currently has a maximum allowable annual deferral of $8,000, as



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                                       15
adjusted to reflect changes in the cost of living, or 33-1/3% of the participant's includible compensation (25% of gross compensation). However, the Code does allow the following "grandfathering" provisions for those who were participants in tax-exempt employer deferred compensation plans, as of August 16, 1986.


(1) Section 457 shall not apply to amounts deferred from taxable years beginning before January 1, 1987.

(2) Section 457 shall not apply to amounts deferred from taxable years beginning after December 31, 1986 provided (a) a deferral agreement was in writing on August 16, 1986, and (b) as of August 16, 1986, the agreement provided for a deferral of a fixed amount or of an amount determined pursuant to a fixed formula, and (c) the agreement has not been modified as to amount or formula after August 16, 1986.


      Only individuals may participate under a Section 457 plan subject to the
Section 457 rules. Therefore, corporations may not participate in tax-exempt employer deferred compensation plans unless they qualify under the "grandfathering" provisions.

      Any reference in this Prospectus to Section 457 plans relates only to contributions subject to Section 457 of the Code and these references do not apply to "grandfathered" contributions.

      In general, all amounts received under these plans are taxable and, except for death benefit payments, are subject to federal income tax withholding as wages. This includes payments for periodic and nonperiodic distributions. Under plans sponsored by taxable organizations, such payments made to a participant are generally deductible by the contract holder as compensation paid to the participant. If we make payments directly to a Participant or beneficiary on behalf of the employer as Contract Holder, we will report to the IRS the taxable income and we will withhold federal taxes (and state taxes, if applicable) for payments to Participants.


      The owner of a Contract who is not a natural person must generally include in income any increase in the excess of the Account Value over the "investment in the contract" during the taxable year. There are some exceptions to this rule and prospective owners that are not natural persons may wish to discuss this with a competent tax advisor.


      For contracts sold to taxable organizations, Section 72(e)(11) of the Code provides that annuity contracts issued by the same insurer (and its affiliates) to the same contract holder during a calendar year shall be treated as a single annuity contract. This means that any amount received under this contract, or any other contract subject to this provision, prior to the contract's Annuity starting date will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts. For purposes of this section, immediate annuity contracts, and contracts used to fund qualified pension and profit-sharing plans under Section 401(a) of the Code, Annuity plans under Sections 403(a) or 403(b) of the Code, and individual retirement annuities and accounts under Section 408 of the Code are not aggregated.


                                 MISCELLANEOUS
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--------------------------------------------------------------------------------

VOTING RIGHTS
      Each Contract Holder may direct us in the voting of shares at meetings of shareholders of the appropriate Fund(s). The number of votes to which each Contract Holder may give direction will be determined as of the record date.

      The number of votes each Contract Holder is entitled to direct with respect to a particular Fund during the Accumulation Period is equal to the portion of the current value of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve applicable to the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized. Where the value of the Contract or valuation reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.


      Each Contract Holder will receive a notice of each meeting of shareholders of that Fund, together with any proxy solicitation materials, and a statement of the number of votes attributable to the Contract. Votes attributable to Contract Holders who do not direct us



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                                       16
will be cast by us in the same proportion as the votes for which we have received directions.

MODIFICATION OF THE CONTRACT
      The Company may change the Contract as required by federal or state law. In addition, the Company may, upon 30 days written notice to the Contract Holder, make other changes to group Contracts that would apply only to individuals who become Participants under that Contract after the effective date of such changes. If the Contract Holder does not agree to a change, no new Participants will be covered under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

DISTRIBUTION
      The Company will serve as Principal Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker-dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services to Participants in connection with establishing their Accounts under the Contract.

      Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company will ever pay as commission with respect to any given Purchase Payment is with respect to those made during the first year of Purchase Payments under an Account. That percentage amount will range from 1% to 6% of those Purchase Payments. The Company may also pay renewal commissions on Purchase Payments made after the first year and, under group contracts, asset-based service fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total Purchase Payments made over the life of an average Contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company. The Company may also reimburse the Distributor for certain actual expenses. The name of the Distributor and the registered representative responsible for your Account are set forth on your enrollment form. Commissions and sales related expenses are paid by the Company and are not deducted from Purchase Payments. (See "Charges and Deductions--Deferred Sales Charge.")

      Occasionally, we may pay commissions and fees to Distributors which are affiliated or associated with the Contract Holder or the Participants. We may also enter into agreements with some entities associated with the Contract Holder or Participants in which we would agree to pay the entity for certain services in connection with administering the Contracts. In both these circumstances there may be an understanding that the Distributor or entity would endorse the Company as a provider of the Contract. You will be notified if you are purchasing a Contract that is subject to these arrangements.


PERFORMANCE REPORTING
      From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since contributions were first received in the Subaccount, if less than the full period). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charge, annual maintenance fee, administrative expense charge (if any) and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year to date and three-year periods and may be computed from the Fund inception dates.



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                                       17

      The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

TRANSFER OF OWNERSHIP; ASSIGNMENT
      No assignment of a Contract will be binding on us unless made in writing and sent to us at our Home Office. The Company will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If the Company fails to follow its procedures, it would be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Owner and the interest of the Annuitant and any Beneficiary will be subject to the rights of any assignee of record.

DELAY OR SUSPENSION OF PAYMENTS
      The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or
(c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

LEGAL MATTERS AND PROCEEDINGS
      The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.


YEAR 2000
      As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as Aetna), is dependent on computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its computer systems, applications and facilities Year 2000 ready. The plan covers four stages including (i) inventory, (ii) assessment, (iii) remediation and
(iv) testing and certification. At year end 1997, Aetna, including the Company, had substantially completed the inventory and assessment stages. The remediation process is currently underway and targeted for completion by December 31, 1998. Testing and certification of these systems and applications are targeted for completion by mid-1999. The costs of these efforts will not affect the Separate Account.

      The Company, its affiliates and the mutual funds that serve as investment options for the Separate Account also have relationships with investment advisers, broker-dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, is initiating communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Where practicable, Aetna and the Company will assess and attempt to mitigate their risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Separate Account, including, without limitation, its operation or the valuation of its assets and units.



--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Statement of Additional Information (SAI) contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:


      General Information and History
      Variable Annuity Account B
      Offering and Purchase of Contracts
      Performance Data
       General
       Average Annual Total Return Quotations
      Annuity Payments
      Sales Material and Advertising
      Independent Auditors
      Financial Statements of the Separate Account
      Financial Statements of the Company


--------------------------------------------------------------------------------

                                  APPENDIX I

                        GUARANTEED ACCUMULATION ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     This appendix is a summary of the Guaranteed Accumulation Account ("GAA") and is not intended to replace the GAA prospectus. You should read the accompanying GAA prospectus carefully before investing.

     The GAA is a Credited Interest Option available during the Accumulation Period under the Contracts. Amounts allocated to the GAA are held by the Company as described in the GAA prospectus.

     GAA is a Credited Interest Option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to GAA. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield over the period of one year. This option guarantees the minimum interest rate specified in the Contract.


     During a specified period of time (the "deposit period"), amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term Classifications. Short-Term GAA has Guaranteed Terms from one to three years, and Long-Term GAA has Guaranteed Terms from three to ten years.

     Purchase Payments must remain in GAA for the full Guaranteed Term to receive the quoted interest rates. Withdrawals or transfers from a Guaranteed Term before the end of that Guaranteed Term may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in you receiving an amount that is less than the amount paid into GAA.

     As a Guaranteed Term matures, assets accumulating under GAA may be (a) transferred to a new Guaranteed Term, (b) transferred to the other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge and/or federal tax liabilities.


     By notifying us at our Home Office at least 30 days prior to the Annuity Date, you may elect a variable Annuity and have amounts that have been accumulating under GAA transferred to one or more of the Subaccounts available during the Annuity Period. GAA cannot be used as an investment option during the Annuity Period.

MORTALITY AND EXPENSE RISK CHARGE
     We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.


TRANSFERS
     Amounts applied to a Guaranteed Term during a deposit period may not be transferred to any other funding option or to another Guaranteed Term during that deposit period or for 90 days after the close of that deposit period. Transfers are permitted from Guaranteed Terms of one classification to available Guaranteed Terms of another classification. We will apply an MVA to GAA transfers made before the end of a Guaranteed Term. Transfers of GAA values due to a maturity are not subject to an MVA.


--------------------------------------------------------------------------------

                                  APPENDIX II

                                 FIXED ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following summarizes material information concerning the Fixed Account. Amounts allocated to the Fixed Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

     The Fixed Account guarantees the minimum interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity payment.


     Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as provided by federal law.

     In addition, if allowed by state law, the Company may pay any Fixed Account withdrawal value in equal payments, with interest, over a period not to exceed 60 months, when:

(a) the Fixed Account withdrawal value for the Contract or for the total of the Accounts under the Contract exceeds $250,000 on the day prior to the withdrawal; and

(b) the sum of the current Fixed Account withdrawal and the total of all Fixed Account withdrawals from the Contract or any Account under the Contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day prior to the current withdrawal.

     Interest, as used above, will not be more than two percentage points below any rate determined prospectively by the Board of Directors for this class of Contract. In no event will the interest rate be less than the minimum stated in the Contract.

     Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

     The Fixed Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

     If a withdrawal is made from the Fixed Account, a deferred sales charge may apply. (See "Charges and Deductions--
Deferred Sales Charge.")

TRANSFERS AMONG INVESTMENT OPTIONS
     Transfers from the Fixed Account to any other available investment option(s) are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at our discretion; however, it will never be less than 10% of the amount held under the Fixed Account. Transfers to the Fixed Plus Account (if available under the Contract) will be permitted without regard to this limitation.


     By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable Annuity payments.



--------------------------------------------------------------------------------

                                 APPENDIX III

                              FIXED PLUS ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following summarizes material information concerning the Fixed Plus Account. Amounts allocated to the Fixed Plus Account are held in the Company's general account that supports insurance and Annuity obligations. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this Prospectus regarding the Fixed Plus Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Plus Account has not been reviewed by the SEC.


FIXED PLUS ACCOUNT
     The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum Fixed Plus interest rate specified in the Contract. We may credit a higher interest rate from time to time. Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.

     The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. Amounts applied to the Fixed Plus Account will earn the Fixed Plus interest rate in effect when actually applied to the Fixed Plus Account. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

     Beginning on the tenth Account Year, we will credit amounts held in the Fixed Plus Account with an interest rate that is at least 0.25% higher than the then-declared interest rate for the Fixed Plus Accounts for Accounts that have not reached their tenth anniversary.

     We reserve the right to limit Net Purchase Payment(s) and/or transfers to the Fixed Plus Account.


FIXED PLUS ACCOUNT WITHDRAWALS
     The amount eligible for partial withdrawal is 20% of the amount held in the Fixed Plus Account on the day we receive a written request in our Home Office, reduced by any Fixed Plus Account withdrawals, transfers or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of any Systematic Distribution Option.

     The 20% limit is waived if the partial withdrawal is due to annuitization under a fixed lifetime or nonlifetime Annuity option or a variable lifetime Annuity option, or due to death. The waiver upon death will only be exercised once and must occur within six months after the Participant's date of death. For this waiver to apply, any such partial withdrawal must also be made pro rata from all funding options used under the Account.


     If a full withdrawal is requested, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments that will be equal to:

1. One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers or annuitizations made in the prior 12 months;

2. One-fourth of the remaining Fixed Plus Account value twelve months later;

3. One-third of the remaining Fixed Plus Account value twelve months later;

4. One-half of the remaining Fixed Plus Account value twelve months later; and

5. The balance of the Fixed Plus Account value twelve months later.

--------------------------------------------------------------------------------

     Once we receive a request for a full withdrawal from an Account, no further withdrawals or transfers will be permitted from the Fixed Plus Account.


     A full withdrawal from the Fixed Plus Account may be canceled at any time before the end of the five-payment period.

     We will waive the Fixed Plus Account full withdrawal provision, if the withdrawal is made:

(a) due to your death, before Annuity payments begin, within 6 months of the date of death;


(b) due to the election of a fixed lifetime or nonlifetime Annuity option or a variable lifetime Annuity option;


(c) when the Fixed Plus Account value is $3,500 or less (and no withdrawals, transfers or annuitizations have been made from the Account within the prior 12 months).


TRANSFERS AMONG INVESTMENT OPTIONS
     The amount eligible for transfer from the Fixed Plus Account is 20% of the amount held in the Fixed Plus Account on the day we receive a written request in our Home Office, reduced by any Fixed Plus Account withdrawals, transfers or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a Systematic Distribution Option. We will waive the 20% transfer limit when the value in the Fixed Plus Account is $1,000 or less.


     By notifying us at our Home Office at least 30 days before Annuity payments begin, the Contract Holder may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Subaccounts available during the Annuity Period, to provide lifetime variable Annuity payments.

SWO
     The Systematic Withdrawal Option may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the prior 12-month period.


--------------------------------------------------------------------------------

                                   APPENDIX IV
                        CONDENSED FINANCIAL INFORMATION
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1997 (as applicable), is derived from the financial statements of the Separate Account, which have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1997 are included in the Statement of Additional Information.


                                    TABLE I
          FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%

                                                                      1997                1996
                                                             --------------------- -----------------
AETNA ASCENT VP
 Value at beginning of period                                       $12.999              $10.652
 Value at end of period                                             $15.392              $12.999
 Increase (decrease) in value of accumulation unit(1)                 18.40%               22.04%
 Number of accumulation units outstanding at end of period          317,579               99,589
AETNA BALANCED VP, INC.
 Value at beginning of period                                       $15.698              $13.803
 Value at end of period                                             $18.989              $15.698
 Increase (decrease) in value of accumulation unit(1)                 20.96%               13.73%
 Number of accumulation units outstanding at end of period        3,174,738            3,885,730
AETNA BOND VP
 Value at beginning of period                                       $12.493              $12.212
 Value at end of period                                             $13.361              $12.493
 Increase (decrease) in value of accumulation unit(1)                  6.96%                2.30%
 Number of accumulation units outstanding at end of period        1,168,988            1,947,629
AETNA CROSSROADS VP
 Value at beginning of period                                       $12.430              $10.594
 Value at end of period                                             $14.432              $12.430
 Increase (decrease) in value of accumulation unit(1)                 16.11%               17.32%
 Number of accumulation units outstanding at end of period          175,559               74,128
AETNA GROWTH PORTFOLIO
 Value at beginning of period                                       $14.437
 Value at end of period                                             $13.173
 Increase (decrease) in value of accumulation unit(1)                 (8.75)%(6)
 Number of accumulation units outstanding at end of period            2,695
AETNA GROWTH AND INCOME VP
 Value at beginning of period                                       $17.173              $13.972
 Value at end of period                                             $22.028              $17.173
 Increase (decrease) in value of accumulation unit(1)                 28.27%               22.91%
 Number of accumulation units outstanding at end of period       10,689,845           15,372,944
AETNA INDEX PLUS LARGE CAP VP
 Value at beginning of period                                       $10.924              $10.000(8)
 Value at end of period                                             $14.444              $10.924
 Increase (decrease) in value of accumulation unit(1)                 32.23%                9.24%
 Number of accumulation units outstanding at end of period          266,429               89,498



                                                                    1995                1994              1993
                                                             ----------------- --------------------- -------------
AETNA ASCENT VP
 Value at beginning of period                                      $10.000(2)
 Value at end of period                                            $10.652
 Increase (decrease) in value of accumulation unit(1)                 6.52%
 Number of accumulation units outstanding at end of period          16,791
AETNA BALANCED VP, INC.
 Value at beginning of period                                      $10.971            $11.164            $10.286
 Value at end of period                                            $13.803            $10.971            $11.164
 Increase (decrease) in value of accumulation unit(1)                25.81%             (1.73)%             8.54%
 Number of accumulation units outstanding at end of period       6,430,772           3,541,703           318,711
AETNA BOND VP
 Value at beginning of period                                      $10.457            $11.006            $10.160
 Value at end of period                                            $12.212            $10.457            $11.006
 Increase (decrease) in value of accumulation unit(1)                16.78%             (4.99)%             8.33%
 Number of accumulation units outstanding at end of period       4,853,662           1,988,960           166,913
AETNA CROSSROADS VP
 Value at beginning of period                                      $10.000(2)
 Value at end of period                                            $10.594
 Increase (decrease) in value of accumulation unit(1)                 5.94%
 Number of accumulation units outstanding at end of period          16,953
AETNA GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
AETNA GROWTH AND INCOME VP
 Value at beginning of period                                      $10.698            $10.940            $10.378
 Value at end of period                                            $13.972            $10.698            $10.940
 Increase (decrease) in value of accumulation unit(1)                30.61%             (2.21)%             5.41%
 Number of accumulation units outstanding at end of period      30,554,957          11,117,383           879,670
AETNA INDEX PLUS LARGE CAP VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period



                                                                   1992             1991            1990           1989
                                                             ---------------- ---------------- ------------- ----------------
AETNA ASCENT VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
AETNA BALANCED VP, INC.
 Value at beginning of period                                     $12.717           $10.882        $10.423        $10.000(4)
 Value at end of period                                           $10.286(3)        $12.717        $10.882        $10.423
 Increase (decrease) in value of accumulation unit(1)                    (3)          16.86%          4.40%          4.23%
 Number of accumulation units outstanding at end of period          6,537         1,324,822        984,798        639,219
AETNA BOND VP
 Value at beginning of period                                     $37.815           $32.066        $29.752        $26.291
 Value at end of period                                           $10.160(5)        $37.815        $32.066        $29,752
 Increase (decrease) in value of accumulation unit(1)                    (5)          17.93%          7.78%         13.16%
 Number of accumulation units outstanding at end of period          4,196           427,893        358,454        366,176
AETNA CROSSROADS VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
AETNA GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
AETNA GROWTH AND INCOME VP
 Value at beginning of period                                     $84.249           $67.496        $66.174        $51.900
 Value at end of period                                           $10.378(7)        $84.249        $67.496        $66.174
 Increase (decrease) in value of accumulation unit(1)                    (7)          24.82%          2.00%         27.50%
 Number of accumulation units outstanding at end of period          3,107           908,777        810,126        831,547
AETNA INDEX PLUS LARGE CAP VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period



                                                                 1988
                                                             ------------
AETNA ASCENT VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
AETNA BALANCED VP, INC.
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
AETNA BOND VP
 Value at beginning of period                                   $24.734
 Value at end of period                                         $26.291
 Increase (decrease) in value of accumulation unit(1)              6.29%
 Number of accumulation units outstanding at end of period      383,856
AETNA CROSSROADS VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
AETNA GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period
AETNA GROWTH AND INCOME VP
 Value at beginning of period                                   $45.839
 Value at end of period                                         $51.900
 Increase (decrease) in value of accumulation unit(1)             13.22%
 Number of accumulation units outstanding at end of period      887,039
AETNA INDEX PLUS LARGE CAP VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of accumulation unit(1)
 Number of accumulation units outstanding at end of period

--------------------------------------------------------------------------------

                                          1997              1996              1995             1994
                                  ------------------- ---------------- ----------------- ----------------
AETNA LEGACY VP
 Value at beginning of period            $11.776            $10.443         $10.000(2)
 Value at end of period                  $13.317            $11.776         $10.443
 Increase (decrease) in value of
  accumulation unit(1)                     13.08              12.76%           4.43%
 Number of accumulation units
  outstanding at end of period           133,741             25,977           2,222
AETNA MONEY MARKET VP
 Value at beginning of period            $11.453            $11.007         $10.509          $10.223
 Value at end of period                  $11.930            $11.453         $11.007          $10.509
 Increase (decrease) in value of
  accumulation unit(1)                      4.16%              4.05%           4.73%            2.79%
 Number of accumulation units
  outstanding at end of period           974,714          1,984,269       4,354,272        1,822,449
AETNA SMALL COMPANY VP
 Value at beginning of period            $13.503
 Value at end of period                  $13.654
 Increase (decrease) in value of
  accumulation unit(1)                      1.12%(6)
 Number of accumulation units
  outstanding at end of period            17,392
AETNA VALUE OPPORTUNITY VP
 Value at beginning of period            $12.904
 Value at end of period                  $13.261
 Increase (decrease) in value of
  accumulation unit(1)                      2.77%(6)
 Number of accumulation units
  outstanding at end of period             6,194
CALVERT SOCIAL BALANCED PORTFOLIO
 Value at beginning of period            $14.992            $13.480         $10.518          $11.010
 Value at end of period                  $17.779            $14.992         $13.480          $10.518
 Increase (decrease) in value of
  accumulation unit(1)                     18.59%             11.22%          28.17%           (4.47)%
 Number of accumulation units
  outstanding at end of period            20,122              6,303          25,730              752
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 Value at beginning of period            $12.475            $11.054         $10.000(2)
 Value at end of period                  $15.784            $12.475         $11.054
 Increase (decrease) in value of
  accumulation unit(1)                     26.53%             12.86%          10.54%
 Number of accumulation units
  outstanding at end of period           328,562            208,072         294,244
FIDELITY VIP GROWTH PORTFOLIO
 Value at beginning of period            $11.402            $10.066         $10.000(2)
 Value at end of period                  $13.904            $11.402         $10.066
 Increase (decrease) in value of
  accumulation unit(1)                     21.95%             13.27%           0.66%
 Number of accumulation units
  outstanding at end of period           229,060            199,720         288,576
FIDELITY VIP OVERSEAS PORTFOLIO
 Value at beginning of period            $11.238            $10.052         $10.000(2)
 Value at end of period                  $12.381            $11.238         $10.052
 Increase (decrease) in value of
  accumulation unit(1)                    10.17%             11.80%           0.52%
 Number of accumulation units
  outstanding at end of period            51,781             38,994          33,813
FIDELITY VIP II CONTRAFUND PORTFOLIO
 Value at beginning of period            $12.540            $10.468         $10.000(2)
 Value at end of period                  $15.374            $12.540         $10.468
 Increase (decrease) in value of
  accumulation unit(1)                     22.60%             19.79%           4.68%
 Number of accumulation units
  outstanding at end of period           465,699            273,189         379,862



                                      1993            1992            1991         1990         1989         1988
                                  ------------ ------------------ ------------ ------------ ------------ ------------
AETNA LEGACY VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
AETNA MONEY MARKET VP
 Value at beginning of period        $10.031         $34.122         $32.431      $30.285      $28.029      $26.401
 Value at end of period              $10.223         $10.031(9)      $34.122      $32.431      $30.285      $28.029
 Increase (decrease) in value of
  accumulation unit(1)                  1.91%               (9)         5.21%        7.09%        8.05%        6.17%
 Number of accumulation units
  outstanding at end of period        90,782           2,808         548,425      722,438      653,619      720,726
AETNA SMALL COMPANY VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
AETNA VALUE OPPORTUNITY VP
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
CALVERT SOCIAL BALANCED PORTFOLIO
 Value at beginning of period        $10.296         $10.000(10)
 Value at end of period              $11.010         $10.296
 Increase (decrease) in value of
  accumulation unit(1)                  6.93%           2.96%
 Number of accumulation units
  outstanding at end of period         1,383              82
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
FIDELITY VIP GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
FIDELITY VIP OVERSEAS PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
FIDELITY VIP II CONTRAFUND
PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period

--------------------------------------------------------------------------------

                                         1997             1996           1995
                                  ------------------ ------------- ----------------
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
 Value at beginning of period           $13.850          $12.992        $10.319
 Value at end of period                 $15.410          $13.850        $12.992
 Increase (decrease) in value of
  accumulation unit(1)                    11.26%            6.60%         25.91%
 Number of accumulation units
  outstanding at end of period          469,230          590,904        723,839
JANUS ASPEN BALANCED PORTFOLIO
 Value at beginning of period           $12.431          $10.835        $10.000(2)
 Value at end of period                 $14.990          $12.431        $10.835
 Increase (decrease) in value of
  accumulation unit(1)                    20.58%           14.73%          8.35%
 Number of accumulation units
  outstanding at end of period          193,429           74,184          7,772
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
 Value at beginning of period           $13.040          $12.094         $9.886
 Value at end of period                 $14.393          $13.040        $12.094
 Increase (decrease) in value of
  accumulation unit(1)                    10.37%            7.83%         22.33%
 Number of accumulation units
  outstanding at end of period          109,812           96,128         84,048
JANUS ASPEN GROWTH PORTFOLIO
 Value at beginning of period           $12.716          $10.870        $10.000(2)
 Value at end of period                 $15.414          $12.716        $10.870
 Increase (decrease) in value of
  accumulation unit(1)                    21.22%           16.98%          8.70%
 Number of accumulation units
  outstanding at end of period          179,226          132,465         26,022
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
 Value at beginning of period           $13.880          $10.893        $10.000(2)
 Value at end of period                 $16.745          $13.880        $10.893
 Increase (decrease) in value of
  accumulation unit(1)                    20.64%           27.43%          8.93%
 Number of accumulation units
  outstanding at end of period          953,522          520,275        227,582
LEXINGTON NATURAL RESOURCES TRUST
 Value at beginning of period           $13.132          $10.479         $9.079
 Value at end of period                 $13.896          $13.132        $10.479
 Increase (decrease) in value of
  accumulation unit(1)                     5.82%           25.31%         15.42%
 Number of accumulation units
  outstanding at end of period          149,149          115,869        162,462
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
 Value at beginning of period           $15.411
 Value at end of period                 $15.219
 Increase (decrease) in value of
  accumulation unit(1)                    (1.24)%(6)
 Number of accumulation units
  outstanding
  at end of period                      742,913
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
 Value at beginning of period           $12.995
 Value at end of period                 $12.744
 Increase (decrease) in value of
  accumulation unit(1)                    (1.93)%(6)
 Number of accumulation units
  outstanding at end of period          664,979
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
 Value at beginning of period           $21.038
 Value at end of period                 $21.343
 Increase (decrease) in value of
   accumulation unit(1)                    1.45%  (6)
 Number of accumulation units
  outstanding at end of period          296,540



                                         1994               1993         1992   1991   1990   1989   1988
                                  ------------------ ------------------ ------ ------ ------ ------ -----
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
 Value at beginning of period           $10.000(11)
 Value at end of period                 $10.319
 Increase (decrease) in value of
  accumulation unit(1)                     3.19%
 Number of accumulation units
  outstanding at end of period          131,702
JANUS ASPEN BALANCED PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
 Value at beginning of period           $10.000(11)
 Value at end of period                  $9.886
 Increase (decrease) in value of
  accumulation unit(1)                    (1.14)%
 Number of accumulation units
  outstanding at end of period           15,893
JANUS ASPEN GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
LEXINGTON NATURAL RESOURCES TRUST
 Value at beginning of period            $9.716            $10.000(12)
 Value at end of period                  $9.079             $9.716
 Increase (decrease) in value of
  accumulation unit(1)                    (6.56)%            (2.84)%
 Number of accumulation units
  outstanding at end of period          141,076             27,908
PORTFOLIO PARTNERS MFS EMERGING
EQUITIES PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding
  at end of period
PORTFOLIO PARTNERS MFS RESEARCH
GROWTH PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period
PORTFOLIO PARTNERS MFS VALUE
EQUITY PORTFOLIO
 Value at beginning of period
 Value at end of period
 Increase (decrease) in value of
  accumulation unit(1)
 Number of accumulation units
  outstanding at end of period

--------------------------------------------------------------------------------

                                          1997         1996   1995   1994   1993   1992   1991   1990   1989   1988
                                  ------------------- ------ ------ ------ ------ ------ ------ ------ ------ -----
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Value at beginning of period           $17.682
 Value at end of period                 $17.903
 Increase (decrease) in value of
  accumulation unit(1)                     1.25%(6)
 Number of accumulation units
  outstanding at end of period          411,600
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Value at beginning of period           $14.112
 Value at end of period                 $14.400
 Increase (decrease) in value of
  accumulation unit(1)                     2.04%(6)
 Number of accumulation units
  outstanding at end of period          231,297

------------------
 (1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

 (2) The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.

 (3) The Accumulation Unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $12.991. On the date of conversion, additional units were issued so that Account Values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 2.15%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 2.86%.

 (4) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

 (5) The Accumulation Unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $39.496. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 4.45%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 1.60%.

 (6) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

 (7) The Accumulation Unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $85.546. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 1.54%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 3.78%.

 (8) The initial Accumulation Unit value was established at $10.000 during September 1996, when the Portfolio became available under the Contract.

 (9) The Accumulation Unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $34.828. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 2.07%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.31%.

(10) The initial Accumulation Unit value was established at $10.000 on November 2, 1992, the date on which the Fund/Portfolio became available under the Contract.

(11) The initial Accumulation Unit value was established at $10.000 during October 1994, when the Funds were first received in this option.

(12) The initial Accumulation Unit value was established at $10.000 on May 26, 1993, the date on which the Fund became available under the Contract.


--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for the period ended December 31, 1997, is derived from the financial statements of the Separate Account, which have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1997 are included in the Statement of Additional Information.


                                   TABLE II
          FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%, INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997)

                                                                       1997
                                                               -------------------
AETNA ASCENT VP
 Value at beginning of period                                        $12.994
 Value at end of period                                              $15.364
 Increase (decrease) in value of accumulation unit(1)                  18.24%(2)
 Number of accumulation units outstanding at end of period               911
AETNA BALANCED VP, INC.
 Value at beginning of period                                        $15.823
 Value at end of period                                              $18.954
 Increase (decrease) in value of accumulation unit(1)                  19.79%(2)
 Number of accumulation units outstanding at end of period            25,112
AETNA BOND VP
 Value at beginning of period                                        $12.417
 Value at end of period                                              $13.337
 Increase (decrease) in value of accumulation unit(1)                   7.41%(2)
 Number of accumulation units outstanding at end of period            36,018
AETNA CROSSROADS VP
 Value at beginning of period                                        $12.428
 Value at end of period                                              $14.406
 Increase (decrease) in value of accumulation unit(1)                  15.91%(2)
 Number of accumulation units outstanding at end of period             7,855
AETNA GROWTH AND INCOME VP
 Value at beginning of period                                        $17.728
 Value at end of period                                              $21.988
 Increase (decrease) in value of accumulation unit(1)                  24.03%(2)
 Number of accumulation units outstanding at end of period           188,162
AETNA INDEX PLUS LARGE CAP VP
 Value at beginning of period                                        $11.345
 Value at end of period                                              $14.418
 Increase (decrease) in value of accumulation unit(1)                  27.09%(2)
 Number of accumulation units outstanding at end of period            11,672
AETNA LEGACY VP
 Value at beginning of period                                        $12.076
 Value at end of period                                              $13.292
 Increase (decrease) in value of accumulation unit(1)                  10.07%(3)
 Number of accumulation units outstanding at end of period               397
AETNA MONEY MARKET VP
 Value at beginning of period                                        $11.572
 Value at end of period                                              $11.908
 Increase (decrease) in value of accumulation unit(1)                   2.91%(2)
 Number of accumulation units outstanding at end of period            23,882
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 Value at beginning of period                                        $12.668
 Value at end of period                                              $15.755
 Increase (decrease) in value of accumulation unit(1)                  24.37%(2)
 Number of accumulation units outstanding at end of period             9,385
FIDELITY VIP GROWTH PORTFOLIO
 Value at beginning of period                                        $11.373
 Value at end of period                                              $13.879
 Increase (decrease) in value of accumulation unit(1)                  22.03%(2)
 Number of accumulation units outstanding at end of period             8,432

--------------------------------------------------------------------------------

                                                                       1997
                                                               -------------------
FIDELITY VIP OVERSEAS PORTFOLIO
 Value at beginning of period                                        $11.356
 Value at end of period                                              $12.358
 Increase (decrease) in value of accumulation unit(1)                   8.83%(2)
 Number of accumulation units outstanding at end of period             2,264
FIDELITY VIP II CONTRAFUND PORTFOLIO
 Value at beginning of period                                        $12.473
 Value at end of period                                              $15.346
 Increase (decrease) in value of accumulation unit(1)                  23.04%(2)
 Number of accumulation units outstanding at end of period            19,168
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
 Value at beginning of period                                        $12.282
 Value at end of period                                              $15.382
 Increase (decrease) in value of accumulation unit(1)                  25.24%(2)
 Number of accumulation units outstanding at end of period            10,357
JANUS ASPEN BALANCED PORTFOLIO
 Value at beginning of period                                        $12.742
 Value at end of period                                              $14.963
 Increase (decrease) in value of accumulation unit(1)                  17.43%(2)
 Number of accumulation units outstanding at end of period             7,255
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
 Value at beginning of period                                        $13.043
 Value at end of period                                              $14.367
 Increase (decrease) in value of accumulation unit(1)                  10.15%(2)
 Number of accumulation units outstanding at end of period             2,833
JANUS ASPEN GROWTH PORTFOLIO
 Value at beginning of period                                        $12.975
 Value at end of period                                              $15.386
 Increase (decrease) in value of accumulation unit(1)                  18.58%(2)
 Number of accumulation units outstanding at end of period             3,305
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
 Value at beginning of period                                        $14.460
 Value at end of period                                              $16.714
 Increase (decrease) in value of accumulation unit(1)                  15.59%(2)
 Number of accumulation units outstanding at end of period            23,481
LEXINGTON NATURAL RESOURCES TRUST
 Value at beginning of period                                        $12.300
 Value at end of period                                              $13.870
 Increase (decrease) in value of accumulation unit(1)                  12.77%(2)
 Number of accumulation units outstanding at end of period             4,339
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
 Value at beginning of period                                        $15.386
 Value at end of period                                              $15.192
 Increase (decrease) in value of accumulation unit(1)                  (1.26)%(4)
 Number of accumulation units outstanding at end of period            11,491
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
 Value at beginning of period                                        $12.975
 Value at end of period                                              $12.721
 Increase (decrease) in value of accumulation unit(1)                  (1.95)%(4)
 Number of accumulation units outstanding at end of period            17,743
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
 Value at beginning of period                                        $21.005
 Value at end of period                                              $21.304
 Increase (decrease) in value of accumulation unit(1)                  (1.42)%(4)
 Number of accumulation units outstanding at end of period             2,468
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Value at beginning of period                                        $17.653
 Value at end of period                                              $17.870
 Increase (decrease) in value of accumulation unit(1)                   1.23%(4)
 Number of accumulation units outstanding at end of period             4,502

--------------------------------------------------------------------------------

                                                                       1997
                                                               -------------------
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Value at beginning of period                                        $14.090
 Value at end of period                                              $14.374
 Increase (decrease) in value of accumulation unit(1)                   2.02%(4)
 Number of accumulation units outstanding at end of period            14,429

------------------
(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) Reflects less than a full year of performance activity. Funds were first received in this option during April 1997.

(3) Reflects less than a full year of performance activity. Funds were first received in this option during May 1997.

(4) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for the period ended December 31, 1997, is derived from the financial statements of the Separate Account, which have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1997 are included in the Statement of Additional Information.


                                   TABLE III
                   (FOR CONTRACTS CONTAINING LIMITS ON FEES)

                                                                       1997
                                                               --------------------
AETNA ASCENT VP
 Value at beginning of period                                         $13.943
 Value at end of period                                               $15.422
 Increase (decrease) in value of accumulation unit(1)                   10.61%(2)
 Number of accumulation units outstanding at end of period             23,868
AETNA BALANCED VP, INC.
 Value at beginning of period                                         $16.898
 Value at end of period                                               $19.016
 Increase (decrease) in value of accumulation unit(1)                   12.53%(2)
 Number of accumulation units outstanding at end of period            477,504
AETNA BOND VP
 Value at beginning of period                                         $12.747
 Value at end of period                                               $13.373
 Increase (decrease) in value of accumulation unit(1)                    4.91%(2)
 Number of accumulation units outstanding at end of period            489,431
AETNA CROSSROADS VP
 Value at beginning of period                                         $13.178
 Value at end of period                                               $14.461
 Increase (decrease) in value of accumulation unit(1)                    9.74%(2)
 Number of accumulation units outstanding at end of period             10,798
AETNA GROWTH AND INCOME VP
 Value at beginning of period                                         $19.527
 Value at end of period                                               $22.060
 Increase (decrease) in value of accumulation unit(1)                   12.97%(2)
 Number of accumulation units outstanding at end of period          4,106,796
AETNA LEGACY VP
 Value at beginning of period                                         $12.335
 Value at end of period                                               $13.343
 Increase (decrease) in value of accumulation unit(1)                    8.18%(2)
 Number of accumulation units outstanding at end of period              2,254
AETNA MONEY MARKET VP
 Value at beginning of period                                         $11.654
 Value at end of period                                               $11.930
 Increase (decrease) in value of accumulation unit(1)                    2.37%(2)
 Number of accumulation units outstanding at end of period            580,412
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 Value at beginning of period                                         $14.017
 Value at end of period                                               $15.784
 Increase (decrease) in value of accumulation unit(1)                   12.60%(2)
 Number of accumulation units outstanding at end of period             35,342
FIDELITY VIP GROWTH PORTFOLIO
 Value at beginning of period                                         $12.498
 Value at end of period                                               $13.904
 Increase (decrease) in value of accumulation unit(1)                   11.26%(2)
 Number of accumulation units outstanding at end of period              3,029
FIDELITY VIP II CONTRAFUND PORTFOLIO
 Value at beginning of period                                         $13.535
 Value at end of period                                               $15.374
 Increase (decrease) in value of accumulation unit(1)                   13.59%(2)
 Number of accumulation units outstanding at end of period             13,675

--------------------------------------------------------------------------------

                                                                       1997
                                                               -------------------
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
 Value at beginning of period                                        $13.806
 Value at end of period                                              $15.410
 Increase (decrease) in value of accumulation unit(1)                  11.62%(2)
 Number of accumulation units outstanding at end of period            19,818
JANUS ASPEN BALANCED PORTFOLIO
 Value at beginning of period                                        $13.554
 Value at end of period                                              $14.990
 Increase (decrease) in value of accumulation unit(1)                  10.60%(2)
 Number of accumulation units outstanding at end of period             2,819
JANUS ASPEN GROWTH PORTFOLIO
 Value at beginning of period                                        $13.985
 Value at end of period                                              $15.414
 Increase (decrease) in value of accumulation unit(1)                  10.22%(2)
 Number of accumulation units outstanding at end of period               750
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
 Value at beginning of period                                        $15.851
 Value at end of period                                              $16.745
 Increase (decrease) in value of accumulation unit(1)                   5.64%(2)
 Number of accumulation units outstanding at end of period            44,433
LEXINGTON NATURAL RESOURCES TRUST
 Value at beginning of period                                        $13.610
 Value at end of period                                              $13.896
 Increase (decrease) in value of accumulation unit(1)                   2.10%(2)
 Number of accumulation units outstanding at end of period             1,753
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
 Value at beginning of period                                        $15.411
 Value at end of period                                              $15.219
 Increase (decrease) in value of accumulation unit(1)                  (1.24)%(3)
 Number of accumulation units outstanding at end of period            11,848
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
 Value at beginning of period                                        $12.995
 Value at end of period                                              $12.744
 Increase (decrease) in value of accumulation unit(1)                  (1.93)%(3)
 Number of accumulation units outstanding at end of period           141,582
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
 Value at beginning of period                                        $21.038
 Value at end of period                                              $21.343
 Increase (decrease) in value of accumulation unit(1)                  (1.45)%(3)
 Number of accumulation units outstanding at end of period             8,563
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Value at beginning of period                                        $17.682
 Value at end of period                                              $17.903
 Increase (decrease) in value of accumulation unit(1)                   1.25%(3)
 Number of accumulation units outstanding at end of period             3,986
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Value at beginning of period                                        $14.112
 Value at end of period                                              $14.400
 Increase (decrease) in value of accumulation unit(1)                   2.04%(3)
 Number of accumulation units outstanding at end of period             3,310

------------------
(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) Reflects less than a full year of performance activity. Funds were first received in this option during June 1997.

(3) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

--------------------------------------------------------------------------------
                                       32

                         For Master Applications Only


I hereby acknowledge receipt of an Account B Group Deferred Variable Annuity Prospectus dated May 1, 1998 for Employer-Sponsored Deferred Compensation Plans, as well as all current prospectuses pertaining to the variable investment options available under the Contracts.


---   Please send an Account B Statement of Additional Information (Form No.
SAI.75996-98) dated May 1, 1998.





--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE





--------------------------------------------------------------------------------
                                     DATE










PROS.75996-98

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------


              Statement of Additional Information dated May 1, 1998



   Group and Individual Variable Annuity Contracts Available under Section 457


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "Separate Account") dated May 1, 1998.


A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-525-4225


Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.



                                TABLE OF CONTENTS

                                                                            Page



General Information and History..........................................      2
Variable Annuity Account B...............................................      2
Offering and Purchase of Contracts.......................................      3
Performance Data.........................................................      3
    General..............................................................      3
    Average Annual Total Return Quotations...............................      4
Annuity Payments.........................................................     10
Sales Material and Advertising...........................................     11
Independent Auditors.....................................................     11
Financial Statements of the Separate Account.............................    S-1
Financial Statements of Aetna Life Insurance and Annuity Company.........    F-1

                         GENERAL INFORMATION AND HISTORY


Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1997, the Company had $40.7 billion invested through its products, including $22.3 billion in its separate accounts (of which the Company, or an affilate oversees the management of $17.6 billion) and $1.3 billion in its mutual funds offered outside of its separate accounts. The Company is ranked among the top 2% of all U.S. life insurance companies based on assets as of December 31, 1996.The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States and in the District of Columbia. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account B" below).


Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from some advisers of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.


The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT B


Variable Annuity Account B (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds listed below. The Company may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions in the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under all Contracts, or under all Plans.

The Funds currently available under the Contract are as follows:


[bullet] Aetna Ascent VP (formerly known as Aetna Ascent Variable Portfolio) [bullet] Aetna Balanced VP, Inc. (formerly known as Aetna Investment Advisers
         Fund, Inc.)
[bullet] Aetna Income Shares d/b/a Aetna Bond VP
[bullet] Aetna Crossroads VP (formerly known as Aetna Crossroads Variable
         Portfolio)
[bullet] Aetna Growth VP (formerly known as Aetna Variable Growth Portfolio) [bullet] Aetna Variable Fund d/b/a Aetna Growth and Income VP (formerly known as
         Aetna Variable Index Plus Portfolio)
[bullet] Aetna High Yield VP
[bullet] Aetna Index Plus Large Cap VP
[bullet] Aetna Index Plus Mid Cap VP
[bullet] Aetna Index Plus Small Cap VP
[bullet] Aetna International VP
[bullet] Aetna Legacy VP (formerly known as Aetna Legacy Variable Portfolio) [bullet] Aetna Variable Encore Fund d/b/a Aetna Money Market VP
[bullet] Aetna Real Estate Securities VP
[bullet] Aetna Small Company VP (formerly known as Aetna Variable Small Company
         Portfolio)

[bullet] Aetna Value Opportunity VP (formerly known as Aetna Variable Capital
         Appreciation Portfolio)
[bullet] Calvert Social Balanced Portfolio (formerly known as Calvert
         Responsibly Invested Portfolio)
[bullet] Fidelity VIP Equity-Income Portfolio
[bullet] Fidelity VIP Growth Portfolio
[bullet] Fidelity VIP Overseas Portfolio
[bullet] Fidelity VIP II Contrafund Portfolio
[bullet] Janus Aspen Aggressive Growth Portfolio
[bullet] Janus Aspen Balanced Portfolio
[bullet] Janus Aspen Flexible Income Portfolio
[bullet] Janus Aspen Growth Portfolio
[bullet] Janus Aspen Worldwide Growth Portfolio
[bullet] Lexington Natural Resources Trust*
[bullet] Oppenheimer Global Securities Fund
[bullet] Oppenheimer Strategic Bond Fund
[bullet] Portfolio Partners MFS  Emerging Equities Portfolio
[bullet] Portfolio Partners MFS Research Growth Portfolio
[bullet] Portfolio Partners MFS Value Equity Portfolio
[bullet] Portfolio Partners Scudder International Growth Portfolio
[bullet] Portfolio Partners T. Rowe Price Growth Equity Portfolio

*This Fund is only available for investment by Participants who established an account under the Contract before May 1, 1998. As soon as all such Participants have redirected their allocations to other investment options, the Fund will be closed to all new investment (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account).


Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts issued by the Company in connection with Plans described in the prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.


The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since the date contributions were first received in the Fund under the Separate Account and then adjust them to reflect the deduction of all recurring charges under the Contracts during each period (e.g., mortality and expense risk charges, maintenance fees, administrative expense charges if applicable during the period shown, and deferred sales charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your Contract because for periods prior to 1994, the Subaccount's investment performance was based on the performance of the underlying Fund plus any cash held by the Subaccount.


The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the Funds inception date and/or the date contributions were first received in the Fund under the Separate Account.


Investment results of the Subaccounts will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


Each set of tables shown below represents the variations in contract payment type and in the maintenance fees assessed under different plans. Table A reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1997 for the Subaccounts under Single Payment Accounts issued by the Company. Table B reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1997 for the Subaccounts under Installment Payment Accounts with a $20 annual maintenance fee. The Company may also advertise returns based on a $15 annual maintenance fee. Both sets of returns below reflect the 0.25% administrative expense charge applicable under some Contracts. The Company may also advertise total return quotations where the administrative expense charge is not reflected.

For the Subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each Subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many Company contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

For those Subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception". For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the Fund under the Separate Account. For nonstandardized performance, the "Since Inception" column shows average annual total return since the Fund's inception date.

                                     TABLE A

------------------------------------------------------------------------------------------------------------------------
                                                                                                                Date
                                                                                                           Contributions
                  Single Payment Account                                                                       First
                   ($0 Maintenance Fee)                                   STANDARDIZED                        Received
                                                                                                             Under the
                                                                                                              Separate
                                                                                                              Account
------------------------------------------------------------------------------------------------------------------------
                       SUBACCOUNT                         1 Year      5 Years      10 Years    Inception*
------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                           12.20%                                 16.82%       08/31/95
------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                   14.63%       11.82%                    10.84%       06/30/89
------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                          1.35%        4.49%        7.60%
------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                       10.03%                                 13.68%       08/31/95
------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                  12.88%       05/30/97
------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                             21.56%       15.01%       14.90%
------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                             25.30%                                 26.06%       10/31/96
------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                           7.16%                                  10.43%       08/31/95
------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                              (1.29%)       2.42%        4.38%
------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                           14.46%       05/30/97
------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                                       14.60%       05/30/97
------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                         12.38%       10.31%                    10.51%       11/30/92
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                      19.89%                                 21.54%       12/30/94
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                             15.56%                                 20.29%       12/30/94
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                           4.40%                                  9.83%        01/31/95
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                      16.18%                                 18.83%       06/30/95
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                   5.44%                                  10.87%       10/31/94
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                            14.27%                                 17.03%       01/31/95
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                     4.59%                                  10.12%       10/31/94
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                              14.87%                                 17.38%       07/29/94
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                    14.32%                                 24.36%       04/28/95
------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                         0.28%                                  6.10%        05/26/93
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                              (6.20%)       11/28/97
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners               2.22%                                  8.82%        09/30/93
MFS  Emerging Equities(3)
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                (6.86%)       11/28/97
------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/                (9.18%)       3.40%                     5.00%        08/31/92
Portfolio Partners MFS Research Growth(3)
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                   (3.65%)       11/28/97
------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/ Portfolio Partners         18.24%       10.42%                    10.61%       11/30/92
MFS Value Equity(3)
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International                                                        (3.83%)       11/28/97
Growth Portfolio




------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/                  2.00%        11.10%                    9.25%        08/31/92
Portfolio Partners Scudder International Growth(3)
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity                                                  (3.08%)       11/28/97
Portfolio
------------------------------------------------------------------------------------------------------------------------
Alger American Growth/ Portfolio Partners                 20.02%                                 21.29%       02/28/95
T. Rowe Price Growth Equity(3)
------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the Fund under the Separate Account.
(1) These Funds have been available through the Separate Account for more than ten years.
(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 3.98%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above except the maximum 5% deferred sales charge.
(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced Fund.


-------------------------------------------------------------------------------------------------------------------------
                 Single Payment Account                                                                           Fund
                 ($0 Maintenance Fee)                                   NON-STANDARDIZED                       Inception
                                                                                                                  Date
-------------------------------------------------------------------------------------------------------------------------
                       SUBACCOUNT                        1 Year    3 Years    5 Years   10 Years  Inception**
-------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                          18.11%                                      20.03%     07/05/95
-------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                  20.66%     19.72%    12.74%                 10.85%     04/03/89
-------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                         6.69%      8.24%      5.34%     7.60%
-------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                      15.82%                                      16.73%     07/05/95
-------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                          31.03%                                      30.99%     12/13/96
-------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                            27.96%     26.91%    15.95%     14.90%
-------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                            31.90%                                      32.59%     09/16/96
-------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                          12.80%                                      13.25%     07/05/95
-------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                              3.91%      4.06%      3.26%     4.38%
-------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                   32.49%                                      33.43%     12/27/96
-------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                               37.29%                                      37.81%     12/13/96
-------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                     18.29%     18.83%    11.22%     10.75%
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                  26.20%     23.66%    18.38%     15.00%
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                         21.64%     22.38%    16.25%     15.45%
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                       9.89%      9.81%     12.43%     8.00%
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                        22.29%                                      26.30%     01/03/95
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                  10.99%     14.02%                           17.45%     09/13/93
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                           20.28%     19.17%                           14.57%     09/13/93
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                    10.10%     13.06%                           8.40%      09/13/93
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                             20.92%     21.86%                           15.93%     09/13/93
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                   20.34%     24.28%                           21.09%     09/13/93
-------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                        5.55%      14.95%     9.12%                 7.92%      10/14/91
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                       20.60%     12.12%    17.04%                 10.59%     11/12/90
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                          7.09%      10.33%                           6.03%      05/03/93
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                  (1.27%)     11/28/97
-------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners              7.60%      16.23%    10.54%                 17.22%     09/21/88
MFS Emerging Equities(3)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                    (1.96%)     11/28/97
-------------------------------------------------------------------------------------------------------------------------
AC VP Capital Appreciation/Portfolio Partners            (4.40%)     5.18%     4.25%      7.11%
MFS Research Growth(3)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                        1.28%      11/28/97
-------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio                   24.46%     20.20%    11.33%     12.95%
Partners  MFS  Value Equity(3)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International                                                             1.44%      11/28/97
Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/                  7.37%      9.94%     12.01%     10.13%
Portfolio Partners Scudder International Growth(3)

-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth                                                              1.89%      11/28/97
Equity Portfolio
-------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners                 26.34%     23.76%    17.98%                 17.93%     01/09/89
T. Rowe Price Growth Equity(3)
-------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**  Reflects performance from the Fund's inception date.
(1) These Funds have been in operation for more than ten years.
(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 3.98%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% deferred sales charge is not reflected.
(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Fund Inception Date" refers to the applicable date for the replaced Fund. If no date is shown, the replaced Fund has been in operation for more than ten years.


                                     TABLE B
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Date
                                                                                                             Contributions
              Installment Payment Account                                                                        First
                 ($20 Maintenance Fee)                                     STANDARDIZED                         Received
                                                                                                                Under the
                                                                                                                Separate
                                                                                                                Account
--------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                    1 Year       5 Year      10 Year     Inception*
--------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                            12.20%                                 16.81%       08/31/95
--------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                    14.62%       11.58%                    10.30%       06/30/89
--------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                           1.35%        4.26%        7.59%
--------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                        10.02%                                 13.68%       08/31/95
--------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                   12.87%       05/30/97
--------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                              21.55%       14.76%       14.90%
--------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                              25.29%                                 26.05%       10/31/96
--------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                            7.15%                                  10.43%       08/31/95
--------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                               (1.30%)       2.20%        4.37%
--------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                            14.46%       05/30/97
--------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                                        14.59%       05/30/97
--------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                          12.37%       10.08%                    10.28%       11/30/92
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                       19.89%                                 21.53%       12/30/94
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                              15.55%                                 20.28%       12/30/94
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                            4.39%                                  9.82%        01/31/95
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                       16.17%                                 18.82%       06/30/95
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                    5.43%                                  10.86%       10/31/94
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                             14.26%                                 17.02%       01/31/95
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                      4.59%                                  10.11%       10/31/94
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                               14.87%                                 17.37%       07/29/94
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                     14.31%                                 24.35%       04/28/95
--------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                          0.27%                                  6.10%        05/26/93
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                               (6.21%)       11/28/97
--------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners                2.21%                                  8.82%        09/30/93
MFS Emerging Equities(3)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                  (6.86%)       11/28/97
--------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio         (9.19%)       3.18%                     4.79%        08/31/92
Partners MFS Research Growth(3)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                     (3.65%)       11/28/97
--------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/ Portfolio Partners          18.23%       10.18%                     10.37%       11/30/92
MFS Value Equity(3)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth                                                   (3.84%)       11/28/97
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/                   1.99%        10.86%                     9.03%        08/31/92
Portfolio Partners Scudder International Growth(3)



--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity                                                    (3.09%)       11/28/97
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners                   20.02%                                  21.28%       02/28/95
T. Rowe Price Growth Equity(3)
--------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the Fund under the Separate Account.
(1) These Funds have been available through the Separate Account for more than ten years.
(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 3.910%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above except the maximum 5% deferred sales charge.
(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced Fund.


------------------------------------------------------------------------------------------------------------------------------
                    Installment Payment Account                           NON-STANDARDIZED                            Fund
                       ($20 Maintenance Fee)                                                                        Inception
                                                                                                                       Date
------------------------------------------------------------------------------------------------------------------------------
                            SUBACCOUNT                        1 Year    3 Years    5 Years   10 Years  Inception**
------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                               18.10%                                      20.02%     07/05/95
------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                       20.65%     19.71%    12.73%                 10.84%     04/03/89
------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                              6.68%      8.24%      5.34%     7.59%
------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                           15.82%                                      16.73%     07/05/95
------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP(1)                                            31.02%                                      30.98%     12/13/96
------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP                                    27.95%     26.90%    15.95%     14.90%
------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                 31.89%                                      32.58%     09/16/96
------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                               12.79%                                      13.24%     07/05/95
------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                   3.90%      4.05%      3.25%     4.37%
------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                        32.48%                                      33.42%     12/27/96
------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                    37.28%                                      37.81%     12/13/96
------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                             18.28%     18.82%    11.21%     10.74%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                          26.20%     23.65%    18.37%     14.99%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                 21.64%     22.38%    16.25%     15.44%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                               9.89%      9.81%     12.42%     7.99%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                          22.29%                                      26.29%     01/03/95
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                       10.98%     14.01%                           17.45%     09/13/93
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                20.28%     19.16%                           14.56%     09/13/93
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                         10.09%     13.05%                           8.39%      09/13/93
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                  20.91%     21.85%                           15.92%     09/13/93
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                        20.33%     24.27%                           21.09%     09/13/93
------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                             5.55%      14.95%     9.11%                 7.91%      10/14/91
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                            20.60%     12.11%    17.04%                 10.59%     11/12/90
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                               7.08%      10.33%                           6.03%      05/03/93
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                       (1.28%)     11/28/97
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners                   7.59%      16.22%    10.54%                 17.21%     09/21/88
MFS EmergingEquities(3)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                         (1.97%)     11/28/97
------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio           (4.41%)     5.18%      4.24%     7.10%
Partners MFS Research Growth(3)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                             1.27%      11/28/97
------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners              24.46%     20.19%    11.32%     12.94%
MFS Value Equity(3)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth                                                           1.43%      11/28/97
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio             7.36%      9.93%     12.00%     10.12%
Partners Scudder International Growth(3)
------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                  1.88%      11/28/97
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners                      26.33%     23.75%    17.97%                 17.92%     01/09/89
T. Rowe Price Growth Equity(3)
------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**  Reflects performance from the Fund's inception date.
(1) These Funds have been in operation for more than ten years.
(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 3.910%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% deferred sales charge is not reflected.
(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Fund Inception Date" refers to the applicable date for the replaced Fund. If no date is shown, the replaced Fund has been in operation for more than ten years.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Date before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
--------
Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date in which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.


We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying Funds in terms of the asset classes they represent and use such categories in marketing materials for the Contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.


The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.
                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT B


                                      Index



Statement of Assets and Liabilities.................................... S-2
Statements of Operations and Changes in Net Assets..................... S-6
Notes to Financial Statements.......................................... S-7
Independent Auditors' Report .......................................... S-25

Variable Annuity Account B
Statement of Assets and Liabilities - December 31, 1997

ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 30,411,094 shares (cost $955,207,313) ......................  $1,022,883,150
 Aetna Income Shares; 5,674,428 shares (cost $72,136,754) ........................      72,918,472
 Aetna Variable Encore Fund; 9,348,762 shares (cost $123,509,269) ................     124,939,137
 Aetna Investment Advisers Fund, Inc.; 10,156,919 shares (cost $141,710,363) .....     162,842,121
 Aetna GET Fund, Series B; 1,326,295 shares (cost $14,665,182) ...................      20,859,924
 Aetna GET Fund, Series C; 866,713 shares (cost $8,784,556) ......................      10,929,107
 Aetna Ascent Variable Portfolio; 1,448,001 shares (cost $19,409,307) ............      20,443,736
 Aetna Crossroads Variable Portfolio; 1,552,948 shares (cost $19,616,465) ........      20,320,625
 Aetna Legacy Variable Portfolio; 1,652,443 shares (cost $19,438,586) ............      19,994,608
 Aetna Variable Portfolio, Inc.:
  Capital Appreciation Portfolio; 328,354 shares (cost $4,457,675) ...............       3,912,594
  Growth Portfolio; 326,907 shares (cost $4,163,981) .............................       3,218,910
  Index Plus Portfolio; 2,014,660 shares (cost $26,897,404) ......................      28,239,788
  Small Company Portfolio; 478,249 shares (cost $6,406,805) ......................       6,107,129
 Alger American Funds:
  Balanced Portfolio; 525,665 shares (cost $4,964,549) ...........................       5,656,151
  Income and Growth Portfolio; 1,287,394 shares (cost $11,439,405) ...............      14,148,460
  Leveraged AllCap Portfolio; 616,315 shares (cost $12,739,767) ..................      14,280,009
 American Century Investments:
  Balanced Fund; 563,499 shares (cost $4,180,851) ................................       4,643,230
  International Fund; 855,695 shares (cost $5,491,134) ...........................       5,852,955
 Calvert Social Balanced Portfolio; 490,079 shares (cost $912,050) ...............         971,337
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio; 5,712,922 shares (cost $118,902,067) ..................     138,709,740
  Growth Portfolio; 2,167,158 shares (cost $65,817,036) ..........................      80,401,549
  High Income Portfolio; 2,598,408 shares (cost $32,563,692) .....................      35,286,379
  Overseas Portfolio; 677,325 shares (cost $12,543,713) ..........................      13,004,643
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio; 652,031 shares (cost $10,605,372) .....................      11,743,075
  Contrafund Portfolio; 5,407,595 shares (cost $89,625,610) ......................     107,827,442
  Index 500 Portfolio; 673,020 shares (cost $66,103,932) .........................      76,986,772
  Investment Grade Bond Portfolio; 523,741 shares (cost $6,191,022) ..............       6,578,182
 Insurance Management Series:
  American Leaders Fund II; 5,952,606 shares (cost $86,738,072) ..................     116,849,662
  Equity Income Fund II; 1,619,705 shares (cost $19,027,165) .....................      19,938,571
  Growth Strategies Fund II; 1,406,137 shares (cost $19,150,654) .................      22,709,106
  High Income Bond Fund II; 4,859,621 shares (cost $49,449,772) ..................      53,212,853
  International Equity Fund II; 1,136,596 shares (cost $13,007,527) ..............      13,946,028
  Prime Money Fund II; 7,530,487 shares (cost $7,530,487) ........................       7,530,487
  U.S. Government Securities Fund II; 1,252,067 shares (cost 12,683,585) .........      13,196,784
  Utility Fund II; 1,840,648 shares (cost $20,501,843) ...........................      26,302,858
 Janus Aspen Series:
  Aggressive Growth Portfolio; 1,867,831 shares (cost $33,789,408) ...............      38,383,925
  Balanced Portfolio; 1,782,815 shares (cost $27,682,920) ........................      31,145,778
  Flexible Income Portfolio; 894,277 shares (cost $10,167,023) ...................      10,534,588
  Growth Portfolio; 2,203,400 shares (cost $34,954,619) ..........................      40,718,827
  Worldwide Growth Portfolio; 6,953,978 shares (cost $144,443,276) ...............     162,653,541
 Lexington Emerging Markets Fund; 318,004 shares (cost $3,542,964) ...............       2,833,416
 Lexington Natural Resources Trust Fund; 464,813 shares (cost $6,752,492) ........       6,930,364

Variable Annuity Account B
Statement of Assets and Liabilities - December 31, 1997 (continued):


MFS Funds:
 Total Return Series; 1,140,943 shares (cost $16,998,729) ............................  $   18,973,878
 Worldwide Government Series; 129,706 shares (cost $1,330,232) .......................       1,324,295
Oppenheimer Funds:
 Capital Appreciation Fund; 90,044 shares (cost $3,554,414) ..........................       3,688,200
 Global Securities Fund; 125,453 shares (cost $2,681,784) ............................       2,680,937
 Growth & Income Fund; 616,565 shares (cost $12,222,979) .............................      12,688,907
 Strategic Bond Fund; 604,043 shares (cost $3,113,874) ...............................       3,092,701
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio; 2,221,275 shares (cost $96,046,526) ............      95,292,694
 PPI MFS Research Growth Portfolio; 6,783,433 shares (cost $67,030,057) ..............      65,867,130
 PPI MFS Value Equity Portfolio; 515,803 shares (cost $15,207,018) ...................      15,427,681
 PPI Scudder International Growth Portfolio; 897,175 shares (cost $12,454,736) .......      12,650,163
 PPI T. Rowe Price Growth Equity Portfolio; 2,067,651 shares (cost $88,372,335) ......      90,170,258
                                                                                        --------------
NET ASSETS (cost $2,666,918,351) .....................................................  $2,922,442,857
                                                                                        ==============

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)


Aetna Variable Fund:
   Annuity contracts in accumulation ...........  $892,006,381
   Annuity contracts in payment period .........   130,876,769
Aetna Income Shares:
   Annuity contracts in accumulation ...........    69,236,488
   Annuity contracts in payment period .........     3,681,984
Aetna Variable Encore Fund:
   Annuity contracts in accumulation ...........   124,939,137
Aetna Investment Advisers Fund, Inc.:
   Annuity contracts in accumulation ...........   150,761,384
   Annuity contracts in payment period .........    12,080,737
Aetna GET Fund, Series B:
   Annuity contracts in accumulation ...........    20,859,924
Aetna GET Fund, Series C:
   Annuity contracts in accumulation ...........    10,929,107
Aetna Ascent Variable Portfolio:
   Annuity contracts in accumulation ...........    20,443,736
Aetna Crossroads Variable Portfolio:
   Annuity contracts in accumulation ...........    20,250,904
   Annuity contracts in payment period .........        69,721
Aetna Legacy Variable Portfolio:
   Annuity contracts in accumulation ...........    18,710,015
   Annuity contracts in payment period .........     1,284,593
Aetna Variable Portfolio, Inc.:
 Capital Appreciation Portfolio:
   Annuity contracts in accumulation ...........     3,912,594
 Growth Portfolio:
   Annuity contracts in accumulation ...........     3,210,344
   Annuity contracts in payment period .........         8,566
 Index Plus Portfolio:
   Annuity contracts in accumulation ...........    28,074,705
   Annuity contracts in payment period .........       165,083

Variable Annuity Account B
Statement of Assets and Liabilities - December 31, 1997 (continued):


 Small Company Portfolio:
   Annuity contracts in accumulation .................... $ 6,059,783
   Annuity contracts in payment period ..................      47,346
Alger American Funds:
 Balanced Portfolio:
   Annuity contracts in accumulation ....................   5,656,151
 Income and Growth Portfolio:
   Annuity contracts in accumulation ....................  14,148,460
 Leveraged AllCap Portfolio:
   Annuity contracts in accumulation ....................  14,280,009
American Century Investments:
 Balanced Fund:
   Annuity contracts in accumulation ....................   4,643,230
 International Fund:
   Annuity contracts in accumulation ....................   5,852,955
Calvert Social Balanced Portfolio:
   Annuity contracts in accumulation ....................     971,337
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
   Annuity contracts in accumulation .................... 138,709,740
 Growth Portfolio:
   Annuity contracts in accumulation ....................  80,401,549
 High Income Portfolio:
   Annuity contracts in accumulation ....................  35,217,837
   Annuity contracts in payment period ..................      68,542
 Overseas Portfolio:
   Annuity contracts in accumulation ....................  13,004,643
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
   Annuity contracts in accumulation ....................  11,743,075
 Contrafund Portfolio:
   Annuity contracts in accumulation .................... 107,827,442
 Index 500 Portfolio:
   Annuity contracts in accumulation ....................  76,986,772
 Investment Grade Bond Portfolio:
   Annuity contracts in accumulation ....................   6,578,182
Insurance Management Series:
 American Leaders Fund II:
   Annuity contracts in accumulation .................... 116,800,911
   Annuity contracts in payment period ..................      48,751
 Equity Income Fund II:
   Annuity contracts in accumulation ....................  19,938,571
 Growth Strategies Fund II:
   Annuity contracts in accumulation ....................  22,709,106
 High Income Bond Fund II:
   Annuity contracts in accumulation ....................  53,212,853
 International Equity Fund II:
   Annuity contracts in accumulation ....................  13,946,028
 Prime Money Fund II:
   Annuity contracts in accumulation ....................   7,530,487

Variable Annuity Account B
Statement of Assets and Liabilities - December 31, 1997 (continued):


 U.S. Government Securities Fund II:
   Annuity contracts in accumulation ...........  $   13,196,784
 Utility Fund II:
   Annuity contracts in accumulation ...........      26,302,858
Janus Aspen Series:
 Aggressive Growth Portfolio:
   Annuity contracts in accumulation ...........      38,383,925
 Balanced Portfolio:
   Annuity contracts in accumulation ...........      31,145,778
 Flexible Income Portfolio:
   Annuity contracts in accumulation ...........      10,534,588
 Growth Portfolio:
   Annuity contracts in accumulation ...........      40,072,928
   Annuity contracts in payment period .........         645,899
 Worldwide Growth Portfolio:
   Annuity contracts in accumulation ...........     160,658,096
   Annuity contracts in payment period .........       1,995,445
Lexington Emerging Markets Fund:
   Annuity contracts in accumulation ...........       2,833,416
Lexington Natural Resources Trust Fund:
   Annuity contracts in accumulation ...........       6,930,364
MFS Funds:
 Total Return Series:
   Annuity contracts in accumulation ...........      18,973,878
 Worldwide Government Series:
   Annuity contracts in accumulation ...........       1,324,295
Oppenheimer Funds:
 Capital Appreciation Fund:
   Annuity contracts in accumulation ...........       3,688,200
 Global Securities Fund:
   Annuity contracts in accumulation ...........       2,680,937
 Growth & Income Fund:
   Annuity contracts in accumulation ...........      12,688,907
 Strategic Bond Fund:
   Annuity contracts in accumulation ...........       3,092,701
Portfolio Partners, Inc:
 PPI MFS Emerging Equities Portfolio:
   Annuity contracts in accumulation ...........      94,796,247
   Annuity contracts in payment period .........         496,447
 PPI MFS Research Growth Portfolio:
   Annuity contracts in accumulation ...........      65,867,130
 PPI MFS Value Equity Portfolio:
   Annuity contracts in accumulation ...........      15,049,606
   Annuity contracts in payment period .........         378,075
 PPI Scudder International Growth Portfolio:
   Annuity contracts in accumulation ...........      12,650,163
 PPI T. Rowe Price Growth Equity Portfolio:
   Annuity contracts in accumulation ...........      90,170,258
                                                  --------------
                                                  $2,922,442,857
                                                  ==============



See Notes to Financial Statements

Variable Annuity Account B
Statements of Operations and Changes in Net Assets


                                                                                  Year Ended December 31,
                                                                                  1997                1996
                                                                                  -----               ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends .............................................................    $  278,833,116      $  120,367,178
Expenses: (Notes 2 and 5)
 Valuation period deductions ...........................................       (29,243,851)        (17,483,870)
                                                                            --------------      --------------
Net investment income ..................................................       249,589,265         102,883,308
                                                                            --------------      --------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ...................................................     1,004,789,371         365,025,974
 Cost of investments sold ..............................................       933,728,508         347,598,566
                                                                            --------------      --------------
  Net realized gain ....................................................        71,060,863          17,427,408
                                                                            --------------      --------------
Net unrealized gain on investments: (Note 5)
 Beginning of Year .....................................................       122,191,053          28,746,944
 End of Year ...........................................................       255,524,506         122,191,053
                                                                            --------------      --------------
  Net change in unrealized gain ........................................       133,333,453          93,444,109
                                                                            --------------      --------------
Net realized and unrealized gain on investments ........................       204,394,316         110,871,517
                                                                            --------------      --------------
Net increase in net assets resulting from operations ...................       453,983,581         213,754,825
                                                                            --------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ............................       571,517,770         538,586,667
Sales and administrative charges deducted by the Company ...............           (16,265)            (17,370)
                                                                            --------------      --------------
  Net variable annuity contract purchase payments ......................       571,501,505         538,569,297
Transfers from the Company for mortality guarantee adjustments .........           371,835             690,779
Transfers from the Company's fixed account options .....................       144,526,667          50,549,121
Redemptions by contract holders ........................................       (82,942,177)        (73,738,526)
Annuity Payments .......................................................       (16,137,431)        (12,108,943)
Other ..................................................................         2,327,153             159,467
                                                                            --------------      --------------
  Net increase in net assets from unit transactions (Note 5) ...........       619,647,552         504,121,195
                                                                            --------------      --------------
Change in net assets ...................................................     1,073,631,133         717,876,020
NET ASSETS:
Beginning of Year ......................................................     1,848,811,724       1,130,935,704
                                                                            --------------      --------------
End of Year ............................................................    $2,922,442,857      $1,848,811,724
                                                                            ==============      ==============



See Notes to Financial Statements

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997

1. Summary of Significant Accounting Policies


   Variable Annuity Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.


   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.


   a. Valuation of Investments
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1997:

   Aetna Variable Fund                                        Insurance Management Series:
   Aetna Income Shares                                        [bullet] American Leaders Fund II [bullet]
   Aetna Variable Encore Fund                                 [bullet] Equity Income Fund II
   Aetna Investment Advisers Fund, Inc.                       [bullet] Growth Strategies Fund II
   Aetna GET Fund, Series B                                   [bullet] High Income Bond Fund II
   Aetna GET Fund, Series C                                   [bullet] International Equity Fund II
   Aetna Ascent Variable Portfolio                            [bullet] Prime Money Fund II
   Aetna Crossroads Variable Portfolio                        [bullet] U.S. Government Securities Fund II
   Aetna Legacy Variable Portfolio                            [bullet] Utility Fund II
   Aetna Variable Portfolio, Inc.:                            Janus Aspen Series:
   [bullet] Capital Appreciation Portfolio                    [bullet] Aggressive Growth Portfolio
   [bullet] Growth Portfolio                                  [bullet] Balanced Portfolio
   [bullet] Index Plus Portfolio                              [bullet] Flexible Income Portfolio
   [bullet] Small Company Portfolio                           [bullet] Growth Portfolio
   Alger American Funds:                                      [bullet] Worldwide Growth Portfolio
   [bullet] Balanced Portfolio                                Lexington Emerging Markets Fund
   [bullet] Income and Growth Portfolio                       Lexington Natural Resources Trust Fund
   [bullet] Leveraged AllCap Portfolio                        MFS Funds:
   American Century Investments:                              [bullet] Total Return Series
   [bullet] Balanced Fund                                     [bullet] Worldwide Government Series
   [bullet] International Fund                                Oppenheimer Funds:
   Calvert Social Balanced Portfolio                          [bullet] Capital Appreciation Fund
   Fidelity Investments Variable Insurance Products Fund:     [bullet] Global Securities Fund
   [bullet] Equity-Income Portfolio                           [bullet] Growth & Income Fund
   [bullet] Growth Portfolio                                  [bullet] Strategic Bond Fund
   [bullet] High Income Portfolio                             Portfolio Partners, Inc.:
   [bullet] Overseas Portfolio                                [bullet] PPI MFS Emerging Equities Portfolio
   Fidelity Investments Variable Insurance Products Fund II:  [bullet] PPI MFS Research Growth Portfolio
   [bullet] Asset Manager Portfolio                           [bullet] PPI MFS Value Equity Portfolio
   [bullet] Contrafund Portfolio                              [bullet] PPI Scudder International Growth Portfolio
   [bullet] Index 500 Portfolio                               [bullet] PPI T. Rowe Price Growth Equity Portfolio
   [bullet] Investment Grade Bond Portfolio

   b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

   c. Federal Income Taxes
   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.


   d. Annuity Reserves
   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2. Valuation Period Deductions


   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.


3. Dividend Income


   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments


   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1997 and 1996 aggregated $1,874,026,188 and $1,004,789,371; $972,030,476 and $365,025,974,
   respectively.

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net
   Assets


----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                               Valuation       Proceeds        Cost of          Net
                                                                Period           from        Investments     Realized
                                              Dividends       Deductions         Sales          Sold        Gain (Loss)
----------------------------------------------------------------------------------------------------------------------

   Aetna Variable Fund:                     $206,171,606     ($9,508,053)    $64,103,032    $51,274,099   $12,828,933
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Aetna Income Shares:                        4,333,850         (737,718)     12,717,950     11,951,670       766,280
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                 4,149,350       (1,373,114)    187,177,845    187,281,193      (103,348)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:      20,983,218       (1,660,805)     12,262,658      9,696,803     2,565,855
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series B:                   3,422,687         (286,592)      1,109,194        713,521       395,673
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series C:                     169,021         (119,214)        963,591        833,090       130,501
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:            1,293,085         (171,542)      2,422,808      2,093,544       329,264
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:        1,366,067         (170,121)      1,119,794        921,119       198,675
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:            1,122,530         (176,596)      1,280,095      1,125,823       154,272
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Aetna Variable Portfolio, Inc.:
   Capital Appreciation Portfolio:               621,617          (11,486)        125,792        110,176        15,616
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                             848,691           (9,678)        592,546        560,620        31,926
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Index Plus Portfolio:                       1,110,445         (154,416)      2,229,246      1,790,247       438,999
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Small Company Portfolio:                      366,132          (19,387)        261,692        230,152        31,540
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
  Alger American Funds:
   Balanced Portfolio:                           142,299          (73,798)      1,098,365      1,473,706      (375,341)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                  Net
            Net Unrealized
              Gain (Loss)                     Net         Increase (Decrease)                Net Assets
--------------------------------------     Change in         In Net Assets      -------------------------------
      Beginning               End          Unrealized          from Unit           Beginning            End
       of Year              of Year       Gain (Loss)        Transactions           of Year           of Year
---------------------------------------------------------------------------------------------------------------
        $59,979,314      $67,675,837      $7,696,523         $71,233,894
                                                                                 $644,728,031      $892,006,381
                                                                                   89,732,216       130,876,769
---------------------------------------------------------------------------------------------------------------
            379,633          781,718         402,085           (1,964,060)
                                                                                   66,534,546        69,236,488
                                                                                    3,583,489         3,681,984
---------------------------------------------------------------------------------------------------------------
           (540,607)       1,429,868       1,970,475           13,513,776
                                                                                  106,781,998       124,939,137
---------------------------------------------------------------------------------------------------------------
         15,114,435       21,131,758       6,017,323            7,591,834
                                                                                  119,402,212       150,761,384
                                                                                    7,942,484        12,080,737
---------------------------------------------------------------------------------------------------------------
          4,487,610        6,194,743       1,707,133             (712,316)
                                                                                   16,333,339        20,859,924
---------------------------------------------------------------------------------------------------------------
            144,834        2,144,550       1,999,716             (532,193)
                                                                                    9,281,276        10,929,107
---------------------------------------------------------------------------------------------------------------
            276,453        1,034,430         757,977           12,596,284
                                                                                    5,638,668        20,443,736
---------------------------------------------------------------------------------------------------------------
            151,493          704,161         552,668           13,077,636
                                                                                    5,295,700        20,250,904
                                                                                            0            69,721
---------------------------------------------------------------------------------------------------------------
             46,576          556,022         509,446           12,197,969
                                                                                    6,186,987        18,710,015
                                                                                            0         1,284,593
---------------------------------------------------------------------------------------------------------------
                  0         (545,082)       (545,082)           3,831,929
                                                                                            0         3,912,594
---------------------------------------------------------------------------------------------------------------
                  0         (945,071)       (945,071)           3,293,042
                                                                                            0         3,210,344
                                                                                            0             8,566
---------------------------------------------------------------------------------------------------------------
             (4,046)       1,342,384       1,346,430           23,512,958
                                                                                    1,985,372        28,074,705
                                                                                            0           165,083
---------------------------------------------------------------------------------------------------------------
                  0         (299,676)       (299,676)           6,028,520
                                                                                            0         6,059,783
                                                                                            0            47,346
---------------------------------------------------------------------------------------------------------------
           (461,380)         691,602       1,152,982            1,032,718
                                                                                    3,777,291         5,656,151
---------------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):
5.
  Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


--------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                                Valuation
                                                                                  Period
                                                                 Dividends      Deductions
-------------------------------------------------------------------------------------------

   Alger American Funds (continued):
   Growth Portfolio: (1)                                          $506,477       ($685,927)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                                    401,543        (156,768)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                           0        (196,601)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   MidCap Growth Portfolio: (1)                                    350,028        (308,858)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Small Capitalization Portfolio: (2)                           2,260,717        (722,118)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                                  199,265         (58,943)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Capital Appreciation Fund: (3)                                  725,963        (365,809)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   International Fund:                                             176,899         (85,324)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                               67,562          (7,128)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                      7,870,976      (1,400,361)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Growth Portfolio:                                             2,159,319        (938,752)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   High Income Portfolio:                                        1,270,071        (337,944)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             863,493        (164,196)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        761,827        (120,783)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                         1,931,363      (1,125,088)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                          1,159,193        (771,581)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                277,920         (79,205)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                  Proceeds        Cost of          Net
                                                                    from        Investments     Realized
                                                                    Sales          Sold        Gain (Loss)
-----------------------------------------------------------------------------------------------------------

   Alger American Funds (continued):
   Growth Portfolio: (1)                                         $78,591,434    $64,519,617    $14,071,817
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                                    2,602,037      3,401,714       (799,677)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                     7,570,244      6,461,486      1,108,758
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   MidCap Growth Portfolio: (1)                                   49,795,194     45,404,313      4,390,881
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio: (2)                           118,175,863    114,437,088      3,738,775
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                                    704,536        619,119         85,417
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Capital Appreciation Fund: (3)                                 47,909,593     51,060,683     (3,151,090)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   International Fund:                                             4,226,767      3,417,937        808,830
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                                212,241        199,799         12,442
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                       17,887,517     15,251,625      2,635,892
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                              10,659,015      9,711,716        947,299
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                          4,857,948      4,277,783        580,165
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             5,725,552      5,116,905        608,647
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        1,009,159        904,890        104,269
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                          13,933,668     10,543,199      3,390,469
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                           17,678,295     13,392,232      4,286,063
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                1,100,211      1,085,995         14,216
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
          Net Unrealized                                      Net
          Gain (Loss)                    Net          Increase (Decrease)               Net Assets
          -----------                 Change in          In Net Assets                  ----------
   Beginning           End           Unrealized            from Unit           Beginning           End
    of Year          of Year         Gain (Loss)         Transactions           of Year          of Year
----------------------------------------------------------------------------------------------------------

   $2,349,936               $0       ($2,349,936)        ($55,087,434)
                                                                             $43,545,003                $0
----------------------------------------------------------------------------------------------------------
     (828,912)       2,709,055         3,537,967            4,693,808
                                                                               6,471,587        14,148,460
----------------------------------------------------------------------------------------------------------
      220,810        1,540,243         1,319,433              628,691
                                                                              11,419,728        14,280,009
----------------------------------------------------------------------------------------------------------
      682,424                0          (682,424)         (23,592,354)
                                                                              19,842,727                 0
----------------------------------------------------------------------------------------------------------
     (495,260)               0           495,260          (64,524,063)
                                                                              58,751,429                 0
----------------------------------------------------------------------------------------------------------
      145,325          462,379           317,054            1,109,081
                                                                               2,991,356         4,643,230
----------------------------------------------------------------------------------------------------------
   (1,588,390)               0         1,588,390          (43,166,616)
                                                                              44,369,162                 0
----------------------------------------------------------------------------------------------------------
      375,835          361,821           (14,014)             259,970
                                                                               4,706,594         5,852,955
----------------------------------------------------------------------------------------------------------
         (881)          59,286            60,167              241,657
                                                                                 596,637           971,337
----------------------------------------------------------------------------------------------------------
    5,773,475       19,807,673        14,034,198           43,088,538
                                                                              72,480,497       138,709,740
----------------------------------------------------------------------------------------------------------
    3,258,300       14,584,513        11,326,213            8,978,986
                                                                              57,928,484        80,401,549
----------------------------------------------------------------------------------------------------------
      814,429        2,722,687         1,908,258           17,156,365
                                                                              14,709,464        35,217,837
                                                                                       0            68,542
----------------------------------------------------------------------------------------------------------
      743,689          460,930          (282,759)           2,276,187
                                                                               9,703,271        13,004,643
----------------------------------------------------------------------------------------------------------
      484,182        1,137,702           653,520            4,412,778
                                                                               5,931,464        11,743,075
----------------------------------------------------------------------------------------------------------
    6,210,754       18,201,832        11,991,078           35,101,002
                                                                              56,538,618       107,827,442
----------------------------------------------------------------------------------------------------------
    2,241,040       10,882,841         8,641,801           36,290,926
                                                                              27,380,370        76,986,772
----------------------------------------------------------------------------------------------------------
      175,829          387,160           211,331            1,392,243
                                                                               4,761,677         6,578,182
----------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):
5.
  Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                   Valuation         Proceeds        Cost of           Net
                                                                    Period             from        Investments      Realized
                                                 Dividends        Deductions          Sales            Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------

   Insurance Management Series:
   American Leaders Fund II:                    $2,033,587        ($1,272,645)      $2,239,581      $1,354,167       $885,414
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------
   Equity Income Fund II:                           52,763           (108,244)         188,614         167,057         21,557
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                       63,162           (214,573)         650,403         461,919        188,484
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                     2,232,254           (576,880)       5,856,816       5,388,542        468,274
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   International Equity Fund II:                     8,680           (138,835)         787,960         678,156        109,804
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                            365,689           (107,783)       7,931,948       7,931,971            (23)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:             366,225           (147,271)       3,825,499       3,747,648         77,851
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Utility Fund II:                                838,523           (291,277)       1,512,321       1,157,193        355,128
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                          0           (419,040)      19,586,639      19,136,007        450,632
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                             786,909           (294,871)       2,053,281       1,687,149        366,132
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                      528,359            (93,943)       1,111,581       1,079,357         32,224
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                               967,832           (429,682)       2,254,366       1,752,378        501,988
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                   62,602            (36,643)      13,023,397      12,927,175         96,222
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                   2,077,847         (1,645,928)      21,615,276      15,329,845      6,285,431
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                  2,717            (53,043)       4,235,697       4,177,632         58,065
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:         209,099            (85,086)       3,246,699       2,653,024        593,675
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

        Net Unrealized                                      Net
          Gain (Loss)                  Net          Increase (Decrease)                Net Assets
          -----------               Change in          In Net Assets                   ----------
  Beginning           End           Unrealized           from Unit           Beginning           End
   of Year          of Year        Gain (Loss)         Transactions           of Year          of Year
--------------------------------------------------------------------------------------------------------

 $8,810,467      $30,111,589       $21,301,122          $32,775,129
                                                                           $61,127,055      $116,800,911
                                                                                     0            48,751
--------------------------------------------------------------------------------------------------------
          0          911,406           911,406           19,061,089
                                                                                     0        19,938,571
--------------------------------------------------------------------------------------------------------
    733,393        3,558,451         2,825,058           12,664,797
                                                                             7,182,178        22,709,106
--------------------------------------------------------------------------------------------------------
  1,022,582        3,763,082         2,740,500           21,197,568
                                                                            27,151,137        53,212,853
--------------------------------------------------------------------------------------------------------
    307,602          938,501           630,899            7,399,890
                                                                             5,935,590        13,946,028
--------------------------------------------------------------------------------------------------------
          0                0                 0             (471,714)
                                                                             7,744,318         7,530,487
--------------------------------------------------------------------------------------------------------
     73,398          513,199           439,801            4,803,969
                                                                             7,656,209        13,196,784
--------------------------------------------------------------------------------------------------------
  1,730,892        5,801,015         4,070,123            4,555,867
                                                                            16,774,494        26,302,858
--------------------------------------------------------------------------------------------------------
    534,823        4,594,517         4,059,694            2,750,579
                                                                            31,542,060        38,383,925
--------------------------------------------------------------------------------------------------------
    373,883        3,462,858         3,088,975           15,424,389
                                                                            11,774,244        31,145,778
--------------------------------------------------------------------------------------------------------
     73,395          367,565           294,170            4,626,561
                                                                             5,147,217        10,534,588
--------------------------------------------------------------------------------------------------------
  1,093,423        5,764,208         4,670,785           14,123,750
                                                                            20,884,154        40,072,928
                                                                                     0           645,899
--------------------------------------------------------------------------------------------------------
    (27,376)               0            27,376           (2,070,168)
                                                                             1,920,611                 0
--------------------------------------------------------------------------------------------------------
  5,151,123       18,210,266        13,059,143           76,404,357
                                                                            66,472,691       160,658,096
                                                                                     0         1,995,445
--------------------------------------------------------------------------------------------------------
    (66,591)        (709,548)         (642,957)             952,674
                                                                             2,515,960         2,833,416
--------------------------------------------------------------------------------------------------------
    538,139          177,872          (360,267)           1,821,159
                                                                             4,751,784         6,930,364
--------------------------------------------------------------------------------------------------------


Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                 Valuation      Proceeds       Cost of          Net
                                                                  Period          from       Investments     Realized
                                                   Dividends    Deductions        Sales          Sold       Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------

   MFS Funds:
   Emerging Growth Series: (2)                           $0      ($232,144)   $37,594,997    $34,076,137    $3,518,860
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Research Series: (3)                                   0       (273,185)    37,686,630     34,109,865     3,576,765
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Total Return Series:                                   0       (154,993)       689,861        564,440       125,421
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Value Series: (5)                                      0        (19,996)     4,332,717      3,942,044       390,673
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Worldwide Government Series:                      15,502        (12,983)       124,845        123,607         1,238
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Neuberger & Berman Advisers Management Trust:
   Growth Portfolio: (5)                            741,183        (92,357)    17,383,777     16,347,694     1,036,083
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Capital Appreciation Fund:                             0        (13,374)     8,964,190      9,092,515      (128,325)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Global Securities Fund:                                0        (12,451)       850,938        802,777        48,161
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Growth & Income Fund:                             37,178        (35,759)       188,084        164,087        23,997
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                              84,234        (10,842)       122,739        121,006         1,733
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
   PPI MFS Emerging Equities Portfolio:                   0       (120,211)    43,880,815     44,111,392      (230,577)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                     0        (82,490)    37,923,531     37,983,794       (60,263)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                        0        (16,913)     4,632,658      4,633,034          (376)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:            0        (12,760)       259,410        255,379         4,031
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Portfolio:                    0       (115,952)    33,484,569     33,491,822        (7,253)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund:
   International Portfolio: (6)                     275,557       (123,791)    16,445,650     14,417,831     2,027,819
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
         Net Unrealized                                     Net
          Gain (Loss)                   Net          Increase (Decrease)              Net Assets
          -----------                Change in          In Net Assets                 ----------
  Beginning           End            Unrealized           from Unit          Beginning          End
   of Year          of Year         Gain (Loss)         Transactions          of Year         of Year
-------------------------------------------------------------------------------------------------------

   ($85,796)               $0           $85,796         ($12,370,520)
                                                                             $8,998,008              $0
-------------------------------------------------------------------------------------------------------
    204,764                 0          (204,764)          (9,875,328)
                                                                              6,776,512               0
-------------------------------------------------------------------------------------------------------
     72,010         1,975,149         1,903,139           12,883,941
                                                                              4,216,370      18,973,878
-------------------------------------------------------------------------------------------------------
        935                 0              (935)            (578,583)
                                                                                208,841               0
-------------------------------------------------------------------------------------------------------
      9,304            (5,937)          (15,241)             927,866
                                                                                407,913       1,324,295
-------------------------------------------------------------------------------------------------------
     (6,666)                0             6,666           (9,934,149)
                                                                              8,242,574               0
-------------------------------------------------------------------------------------------------------
          0           133,786           133,786            3,696,113
                                                                                      0       3,688,200
-------------------------------------------------------------------------------------------------------
          0              (846)             (846)           2,646,073
                                                                                      0       2,680,937
-------------------------------------------------------------------------------------------------------
          0           465,927           465,927           12,197,564
                                                                                      0      12,688,907
-------------------------------------------------------------------------------------------------------
          0           (21,173)          (21,173)           3,038,749
                                                                                      0       3,092,701
-------------------------------------------------------------------------------------------------------
          0          (753,832)         (753,832)          96,397,314
                                                                                      0      94,796,247
                                                                                      0         496,447
-------------------------------------------------------------------------------------------------------
          0        (1,162,926)       (1,162,926)          67,172,809
                                                                                      0      65,867,130
-------------------------------------------------------------------------------------------------------
          0           220,662           220,662           15,224,308
                                                                                      0      15,049,606
                                                                                      0         378,075
-------------------------------------------------------------------------------------------------------
          0           195,427           195,427           12,463,465
                                                                                      0      12,650,163
-------------------------------------------------------------------------------------------------------
          0         1,797,922         1,797,922           88,495,541
                                                                                      0      90,170,258
-------------------------------------------------------------------------------------------------------
  1,510,449                 0        (1,510,449)         (12,719,263)
                                                                             12,050,127               0
 -------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                          Valuation          Proceeds         Cost of           Net
                                                            Period             from         Investments      Realized
                                         Dividends        Deductions          Sales             Sold        Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------

   Total Variable Annuity Account B    $278,833,116     ($29,243,851)   $1,004,789,371    $933,728,508    $71,060,863
=======================================================================================================================

(1) - Effective November 28, 1997, this funds assets were transferred to the PPI
      T. Rowe Price Growth Equity Portfolio.
(2) - Effective November 28, 1997, this funds assets were transferred to the PPI MFS Emerging Equities Portfolio.
(3) - Effective November 28, 1997, this funds assets were transferred to PPI MFS Research Growth Fund.
(4) - Effective November 28, 1997, this funds assets were transferred to the Aetna Variable Encore Fund.
(5) - Effective November 28, 1997, this funds assets were transferred to the PPI MFS Value Equity Portfolio.
(6) - Effective November 28, 1997, this funds assets were transferred to the PPI Scudder International Growth Portfolio.

-----------------------------------------------------------------------------------------------------------------------

             Net Unrealized                                           Net
               Gain (Loss)                       Net          Increase (Decrease)                  Net Assets
               -----------                    Change in          In Net Assets                     ----------
       Beginning               End            Unrealized           from Unit            Beginning              End
        of Year              of Year         Gain (Loss)         Transactions            of Year             of Year
-----------------------------------------------------------------------------------------------------------------------

$122,191,053               $255,524,506      $133,333,453      $619,647,552           $1,848,811,724     $2,922,442,857
=======================================================================================================================

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                         Valuation
                                                                          Period
                                                         Dividends      Deductions
------------------------------------------------------------------------------------

   Aetna Variable Fund:                                $77,000,986      ($7,148,689)
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------
   Aetna Income Shares:                                  4,527,825         (813,024)
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                           5,358,925       (1,043,955)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:                11,247,847       (1,372,478)
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------
   Aetna GET Fund, Series B:                             1,055,590         (226,340)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna GET Fund, Series C:                                46,499          (14,753)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:                        235,037          (27,609)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:                    257,055          (29,943)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:                        363,749          (38,623)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna Variable Index Plus Portfolio:                     10,290           (2,403)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                                     775,351          (33,904)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Growth Portfolio:                                       758,872         (394,360)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Income and Growth Portfolio:                          2,009,995          (55,929)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                              61,186         (116,503)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   MidCap Portfolio:                                       190,158         (166,087)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                         184,900         (588,663)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Calvert Responsibly Invested Balanced Portfolio:         44,676           (3,984)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                         Proceeds       Cost of           Net
                                                           from       Investments      Realized
                                                           Sales          Sold        Gain (Loss)
--------------------------------------------------------------------------------------------------

   Aetna Variable Fund:                                $96,146,932    $97,318,697     ($1,171,765)
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
   Aetna Income Shares:                                 19,585,006     18,826,116         758,890
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                          78,888,315     76,637,102       2,251,213
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:                16,403,009     13,386,571       3,016,438
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series B:                               915,330        681,610         233,720
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series C:                               361,353        354,510           6,843
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:                        317,740        277,917          39,823
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:                    362,140        312,870          49,270
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:                        406,948        384,407          22,541
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Variable Index Plus Portfolio:                    139,030        133,438           5,592
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                                     244,368        332,405         (88,037)
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Growth Portfolio:                                     6,990,444      6,528,212         462,232
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                            390,051        732,537        (342,486)
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                           4,991,495      4,605,949         385,546
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   MidCap Portfolio:                                     3,198,308      3,039,709         158,599
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                      31,506,275     29,929,826       1,576,449
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Calvert Responsibly Invested Balanced Portfolio:        141,022        137,780           3,242
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
          Net Unrealized                                      Net
           Gain (Loss)                    Net          Increase (Decrease)                  Net Assets
           -----------                 Change in          In Net Assets                     ----------
    Beginning            End           Unrealized           from Unit             Beginning             End
     of Year           of Year        Gain (Loss)         Transactions             of Year            of Year
---------------------------------------------------------------------------------------------------------------

   ($8,051,873)     $59,979,314       $68,031,187           $4,966,306
                                                                                $530,231,821       $644,728,031
                                                                                 62,550,401          89,732,216
---------------------------------------------------------------------------------------------------------------
     3,224,044          379,633        (2,844,411)          (9,600,618)
                                                                                 74,693,652          66,534,546
                                                                                  3,395,721           3,583,489
---------------------------------------------------------------------------------------------------------------
     2,487,618         (540,607)       (3,028,225)          22,111,260
                                                                                 81,132,780         106,781,998
---------------------------------------------------------------------------------------------------------------
    12,419,220       15,114,435         2,695,215              602,270
                                                                                104,415,595         119,402,212
                                                                                  6,739,809           7,942,484
---------------------------------------------------------------------------------------------------------------
     2,566,580        4,487,610         1,921,030             (650,835)
                                                                                 14,000,174          16,333,339
---------------------------------------------------------------------------------------------------------------
             0          144,834           144,834            9,097,853
                                                                                          0           9,281,276
---------------------------------------------------------------------------------------------------------------
         5,570          276,453           270,883            4,773,151
                                                                                    347,383           5,638,668
---------------------------------------------------------------------------------------------------------------
         8,209          151,493           143,284            4,409,627
                                                                                    466,407           5,295,700
---------------------------------------------------------------------------------------------------------------
         1,609           46,576            44,967            5,470,774
                                                                                    323,579           6,186,987
---------------------------------------------------------------------------------------------------------------
             0           (4,046)           (4,046)           1,975,940
                                                                                         (1)          1,985,372
---------------------------------------------------------------------------------------------------------------
         1,644         (461,380)         (463,024)           2,897,855
                                                                                    689,050           3,777,291
---------------------------------------------------------------------------------------------------------------
       (63,817)       2,349,936         2,413,753           29,514,421
                                                                                 10,790,085          43,545,003
---------------------------------------------------------------------------------------------------------------
        (6,769)        (828,912)         (822,143)           4,660,630
                                                                                  1,021,520           6,471,587
---------------------------------------------------------------------------------------------------------------
        32,561          220,810           188,249            8,946,454
                                                                                  1,954,796          11,419,728
---------------------------------------------------------------------------------------------------------------
         7,193          682,424           675,231           15,727,261
                                                                                  3,257,565          19,842,727
---------------------------------------------------------------------------------------------------------------
        46,283         (495,260)         (541,543)          32,655,969
                                                                                 25,464,317          58,751,429
---------------------------------------------------------------------------------------------------------------
       (13,512)            (881)           12,631              193,226
                                                                                    346,846             596,637
---------------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                               Valuation
                                                                                Period
                                                                Dividends     Deductions
-----------------------------------------------------------------------------------------

   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                       $940,850     ($608,164)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Growth Portfolio:                                             1,412,110      (540,670)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   High Income Portfolio:                                          178,909      (112,363)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Overseas Portfolio:                                              75,181       (91,010)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        119,231       (54,259)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Contrafund Portfolio:                                           146,164      (428,708)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Index 500 Portfolio:                                            143,406      (203,362)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                 45,797       (42,799)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Insurance Management Series:
   American Leaders Fund II:                                       857,970      (631,122)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                          405       (44,481)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   High Income Bond Fund II:                                     1,647,290      (260,987)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   International Equity Fund II:                                    10,567       (51,003)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Prime Money Fund II:                                            289,134       (87,958)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:                             367,608       (86,361)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Utility Fund II:                                                547,259      (186,219)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                                    243,931      (266,292)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Balanced Portfolio:                                             181,099       (68,277)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                 Proceeds      Cost of         Net
                                                                   from      Investments     Realized
                                                                  Sales          Sold      Gain (Loss)
------------------------------------------------------------------------------------------------------

   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     $4,030,269    $3,343,817      $686,452
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                             2,600,136     2,280,711       319,425
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                        1,318,057     1,318,142           (85)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             880,668       813,434        67,234
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        540,553       465,407        75,146
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                         5,044,449     4,308,117       736,332
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                          6,086,685     5,356,843       729,842
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                882,619       925,636       (43,017)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Insurance Management Series:
   American Leaders Fund II:                                     6,368,961     4,596,688     1,772,273
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                      119,084       103,727        15,357
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                                     5,863,283     5,644,702       218,581
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   International Equity Fund II:                                   250,169       236,027        14,142
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                                         12,400,851    12,398,826         2,025
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:                           5,011,311     5,085,345       (74,034)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Utility Fund II:                                              1,034,753       867,262       167,491
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                                  6,134,481     4,875,603     1,258,878
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                           2,812,822     2,536,688       276,134
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
         Net Unrealized                                  Net
         Gain (Loss)                 Net         Increase (Decrease)               Net Assets
         -----------              Change in         In Net Assets                  ----------
  Beginning          End          Unrealized          from Unit           Beginning           End
   of Year         of Year       Gain (Loss)        Transactions           of Year          of Year
----------------------------------------------------------------------------------------------------

   $966,600      $5,773,475      $4,806,875          $51,230,275
                                                                        $15,424,209      $72,480,497
----------------------------------------------------------------------------------------------------
    (34,190)      3,258,300       3,292,490           38,219,867
                                                                         15,225,262       57,928,484
----------------------------------------------------------------------------------------------------
     15,029         814,429         799,400           12,636,277
                                                                          1,207,326       14,709,464
----------------------------------------------------------------------------------------------------
     51,434         743,689         692,255            6,948,020
                                                                          2,011,591        9,703,271
----------------------------------------------------------------------------------------------------
     98,360         484,182         385,822            4,043,035
                                                                          1,362,489        5,931,464
----------------------------------------------------------------------------------------------------
    122,841       6,210,754       6,087,913           38,043,675
                                                                         11,953,242       56,538,618
----------------------------------------------------------------------------------------------------
     70,864       2,241,040       2,170,176           22,367,490
                                                                          2,172,818       27,380,370
----------------------------------------------------------------------------------------------------
     11,466         175,829         164,363            3,931,632
                                                                            705,701        4,761,677
----------------------------------------------------------------------------------------------------
  2,916,888       8,810,467       5,893,579           26,548,788
                                                                         26,685,567       61,127,055
----------------------------------------------------------------------------------------------------
      3,614         733,393         729,779            6,301,239
                                                                            179,879        7,182,178
----------------------------------------------------------------------------------------------------
    229,008       1,022,582         793,574           12,876,189
                                                                         11,876,490       27,151,137
----------------------------------------------------------------------------------------------------
     43,172         307,602         264,430            4,073,916
                                                                          1,623,538        5,935,590
----------------------------------------------------------------------------------------------------
     (1,182)              0           1,182            1,765,443
                                                                          5,774,492        7,744,318
----------------------------------------------------------------------------------------------------
     75,600          73,398          (2,202)           2,942,870
                                                                          4,508,328        7,656,209
----------------------------------------------------------------------------------------------------
    799,746       1,730,892         931,146            6,514,735
                                                                          8,800,082       16,774,494
----------------------------------------------------------------------------------------------------
  1,164,909         534,823        (630,086)          19,085,222
                                                                         11,850,407       31,542,060
----------------------------------------------------------------------------------------------------
     26,040         373,883         347,843           10,311,561
                                                                            725,884       11,774,244
----------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

----------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                      Valuation
                                                                        Period
                                                     Dividends        Deductions

   Flexible Income Portfolio:                      $    304,512          ($43,754)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Growth Portfolio:                                    324,844          (141,840)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                            79,326           (23,159)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                          642,050          (384,732)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                           0           (27,131)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:               15,653           (38,378)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   MFS Funds:
   Emerging Growth Series:                               73,635           (33,243)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Research Series:                                      94,710           (22,219)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Total Return Series:                                  87,973           (13,218)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Value Series:                                          4,089              (372)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   World Government Series:                                   0            (1,705)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Neuberger & Berman Advisers Management Trust:
   Growth Portfolio:                                    770,877           (98,063)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund:
   International Portfolio:                             276,128          (136,107)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   TCI Portfolios, Inc.:
   Balanced Fund:                                        67,198           (24,832)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Growth Fund:                                       6,228,055          (611,968)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   International Fund:                                   62,276           (41,867)
  Annuity contracts in accumulation
   Total Variable Annuity Account B                $120,367,178      ($17,483,870)
==================================================================================


-----------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                      Proceeds        Cost of           Net
                                                        from        Investments       Realized
                                                       Sales            Sold        Gain (Loss)
-----------------------------------------------------------------------------------------------

   Flexible Income Portfolio:                        $1,127,628      $1,090,808         $36,820
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Growth Portfolio:                                  1,249,735       1,041,911         207,824
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                         2,910,009       2,872,811          37,198
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                        4,899,145       3,899,490         999,655
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                   1,463,410       1,431,864          31,546
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:            2,192,808       1,809,743         383,065
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   MFS Funds:
   Emerging Growth Series:                              190,630         186,959           3,671
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Research Series:                                     253,406         258,774          (5,368)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Total Return Series:                                 140,628         132,113           8,515
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Value Series:                                            496             486              10
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   World Government Series:                              19,663          19,513             150
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Neuberger & Berman Advisers Management Trust:
   Growth Portfolio:                                  3,864,131       3,857,033           7,098
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund:
   International Portfolio:                           4,557,311       4,016,790         540,521
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   TCI Portfolios, Inc.:
   Balanced Fund:                                       247,893         231,495          16,398
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Growth Fund:                                      19,145,021      17,607,144       1,537,877
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   International Fund:                                  397,143         365,001          32,142
  Annuity contracts in accumulation
   Total Variable Annuity Account B                $365,025,974    $347,598,566     $17,427,408
===============================================================================================

----------------------------------------------------------------------------------------------------------------
          Net Unrealized                                      Net
           Gain (Loss)                    Net          Increase (Decrease)                  Net Assets
           -----------                 Change in          In Net Assets                     ----------
   Beginning            End            Unrealized           from Unit            Beginning              End
    of Year           of Year         Gain (Loss)         Transactions            of Year             of Year
----------------------------------------------------------------------------------------------------------------

     $29,809           $73,395           $43,586           $3,237,811
                                                                                  $1,568,242          $5,147,217
 ----------------------------------------------------------------------------------------------------------------
      84,852         1,093,423         1,008,571           16,916,813
                                                                                   2,567,942          20,884,154
 ----------------------------------------------------------------------------------------------------------------
       1,330           (27,376)          (28,706)           1,106,654
                                                                                     749,298           1,920,611
 ----------------------------------------------------------------------------------------------------------------
     253,639         5,151,123         4,897,484           54,723,321
                                                                                   5,594,913          66,472,691
 ----------------------------------------------------------------------------------------------------------------
      (4,024)          (66,591)          (62,567)           2,232,953
                                                                                     341,159           2,515,960
 ----------------------------------------------------------------------------------------------------------------
     188,717           538,139           349,422            2,162,813
                                                                                   1,879,209           4,751,784
 ----------------------------------------------------------------------------------------------------------------
           0           (85,796)          (85,796)           9,039,741
                                                                                           0           8,998,008
 ----------------------------------------------------------------------------------------------------------------
           0           204,764           204,764            6,504,625
                                                                                           0           6,776,512
 ----------------------------------------------------------------------------------------------------------------
           0            72,010            72,010            4,061,090
                                                                                           0           4,216,370
 ----------------------------------------------------------------------------------------------------------------
           0               935               935              204,179
                                                                                           0             208,841
 ----------------------------------------------------------------------------------------------------------------
           0             9,304             9,304              400,164
                                                                                           0             407,913
 ----------------------------------------------------------------------------------------------------------------
      77,158            (6,666)          (83,824)            (710,088)
                                                                                   8,356,574           8,242,574
 ----------------------------------------------------------------------------------------------------------------
     652,411         1,510,449           858,038              (54,117)
                                                                                  10,565,664          12,050,127
 ----------------------------------------------------------------------------------------------------------------
      16,540           145,325           128,785            2,313,929
                                                                                     489,878           2,991,356
 ----------------------------------------------------------------------------------------------------------------
   8,206,103        (1,588,390)       (9,794,493)          (7,301,710)
                                                                                  54,311,401          44,369,162
 ----------------------------------------------------------------------------------------------------------------
      15,650           375,835           360,185            3,691,239
                                                                                     602,619           4,706,594
 ----------------------------------------------------------------------------------------------------------------
 $28,746,944      $122,191,053       $93,444,109         $504,121,195         $1,130,935,704      $1,848,811,724
 ===========      ============       ===========         ============         ==============      ==============

                          Independent Auditors' Report

The  Board of Directors of Aetna Life Insurance and Annuity Company and
  Contract Owners of Variable Annuity Account B:




We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 1997, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 1997, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997 in conformity with generally accepted accounting principles.




                                     /s/ KPMG Peat Marwick LLP


Hartford, Connecticut
February 27, 1998

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

                   Index to Consolidated Financial Statements
                   ------------------------------------------

                                                                      Page

Independent Auditors' Report                                            F-2

Consolidated Financial Statements:

       Consolidated Statements of Income for the Years Ended
         December 31, 1997, 1996 and 1995                               F-3

       Consolidated Balance Sheets as of December 31, 1997
         and 1996                                                       F-4

       Consolidated Statements of Changes in Shareholder's Equity
         for the Years Ended December 31, 1997, 1996 and 1995           F-5

       Consolidated Statements of Cash Flows for the Years
         Ended December 31, 1997, 1996 and 1995                         F-6

       Notes to Consolidated Financial Statements                       F-7

                          Independent Auditors' Report


The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiary as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiary at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                      /s/ KPMG Peat Marwick LLP



Hartford, Connecticut
February 3, 1998

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                        Consolidated Statements of Income
                                   (millions)

                                                Years Ended December 31,
                                            --------------------------------
                                              1997         1996       1995
                                            -------       -------    -------
Revenue:
  Premiums                                   $267.1        $133.6     $212.7
  Charges assessed against policyholders      475.0         396.5      318.9
  Net investment income                     1,080.5       1,045.6    1,004.3
  Net realized capital gains                   36.0          19.7       41.3
  Other income                                 39.7          45.4       42.0
                                            -------       -------    -------
        Total revenue                       1,898.3       1,640.8    1,619.2
                                            -------       -------    -------

Benefits and expenses:
  Current and future benefits               1,127.8         968.6      997.2
  Operating expenses                          347.4         342.2      310.8
  Amortization of deferred policy
     acquisition costs                        128.4          69.8       48.0
  Severance and facilities charges               --          61.3         --
                                            -------       -------    -------
       Total benefits and expenses          1,603.6       1,441.9    1,356.0
                                            -------       -------    -------

Income before income taxes                    294.7         198.9      263.2

   Income taxes                                89.4          57.8       87.3
                                            -------       -------    -------

Net income                                   $205.3        $141.1     $175.9
                                            =======       =======    =======

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                           Consolidated Balance Sheets
                          (millions, except share data)

                                                                               December 31,  December 31,
Assets                                                                           1997           1996
------                                                                           ----           ----
Investments:
  Debt securities available for sale, at fair value
    (amortized cost:  $12,912.2 and $12,539.1)                                 $13,463.8     $12,905.5
  Equity securities, available for sale:
    Nonredeemable preferred stock (cost:  $131.7 and $107.6)                       147.6         119.0
    Investment in affiliated mutual funds (cost:  $78.1 and $77.3)                  83.0          81.1
    Common stock (cost:  $0.2 and $0.0)                                               .6            .3
  Short-term investments                                                            95.6          34.8
  Mortgage loans                                                                    12.8          13.0
  Policy loans                                                                     469.6         399.3
                                                                               ---------      --------
       Total investments                                                        14,273.0      13,553.0

Cash and cash equivalents                                                          565.4         459.1
Accrued investment income                                                          163.0         159.0
Premiums due and other receivables                                                  63.7          26.6
Deferred policy acquisition costs                                                1,654.6       1,515.3
Reinsurance loan to affiliate                                                      397.2         628.3
Other assets                                                                        46.8          33.7
Separate accounts assets                                                        22,982.7      15,318.3
                                                                               ---------      --------

       Total assets                                                            $40,146.4     $31,693.3
                                                                               =========      ========

Liabilities and Shareholder's Equity

Liabilities:
  Future policy benefits                                                        $3,763.7      $3,617.0
  Unpaid claims and claim expenses                                                  38.0          28.9
  Policyholders' funds left with the Company                                    11,143.5      10,663.7
                                                                               ---------      --------
       Total insurance reserve liabilities                                      14,945.2      14,309.6
  Other liabilities                                                                312.8         354.7
  Income taxes:
    Current                                                                         12.4          20.7
    Deferred                                                                        72.0          80.5
  Separate accounts liabilities                                                 22,970.0      15,318.3
                                                                               ---------      --------
       Total liabilities                                                        38,312.4      30,083.8
                                                                               ---------      --------

Shareholder's equity:
  Common stock, par value $50 (100,000 shares
   authorized; 55,000 shares issued and outstanding)                                 2.8           2.8
  Paid-in capital                                                                  418.0         418.0
  Accumulated other comprehensive income                                            92.9          60.5
  Retained earnings                                                              1,320.3       1,128.2
                                                                               ---------      --------
       Total shareholder's equity                                                1,834.0       1,609.5
                                                                               ---------      --------

         Total liabilities and shareholder's equity                            $40,146.4     $31,693.3
                                                                               =========      ========

See Notes to Consolidated Financial Statements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                              Years  Ended December 31,
                                                           ---------------------------------
                                                             1997        1996          1995
                                                           --------     --------    --------
Shareholder's equity, beginning of year                    $1,609.5     $1,583.0    $1,088.5

Comprehensive income
   Net income                                                 205.3        141.1       175.9
   Other comprehensive income, net of tax
      Unrealized gains (losses) on securities ($50.1
      million,  $(110.8) million and $494.6 million,           32.4        (72.0)      321.5
      pretax, respectively)
                                                           --------     --------    --------
Total comprehensive income                                    237.7         69.1       497.4
                                                           --------     --------    --------

Capital contributions                                            --         10.4         0.0

Other changes                                                   4.1        (49.5)        0.0

Common stock dividends                                        (17.3)        (3.5)       (2.9)
                                                           --------     --------    --------

Shareholder's equity, end of year                          $1,834.0     $1,609.5    $1,583.0
                                                           ========     ========    ========

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                      Consolidated Statements of Cash Flows
                                   (millions)

                                                                                 Years Ended December 31,
                                                                             ------------------------------
                                                                              1997        1996        1995
                                                                             ------      ------      ------
Cash Flows from Operating Activities:
         Net income                                                          $205.3      $141.1      $175.9
         Adjustments to reconcile net income to net cash provided by
         (used for) operating activities:
         (Increase) decrease  in accrued investment income                     (4.0)       16.5       (33.3)
         (Increase) decrease in premiums due and other receivables            (33.3)        1.6        25.4
         Increase in policy loans                                             (70.3)      (60.7)      (89.9)
         Increase in deferred policy acquisition costs                       (139.3)     (174.0)     (177.0)
         Decrease in reinsurance loan to affiliate                            231.1        27.2        34.8
         Net increase in universal life account balances                      286.4       243.2       393.4
         (Decrease) increase in other insurance reserve liabilities          (249.6)     (211.5)       79.0
         Net (decrease) increase in other liabilities and other assets        (41.7)        3.1        13.0
         Decrease in income taxes                                             (31.4)      (26.7)       (4.5)
         Net accretion of discount on investments                             (66.4)      (68.0)      (66.4)
         Net realized capital gains                                           (36.0)      (19.7)      (41.3)
         Other, net                                                              --         1.1          --
                                                                           --------    --------    --------
               Net cash provided by (used for) operating activities            50.8      (126.8)      309.1
                                                                           --------    --------    --------

Cash Flows from Investing Activities:
         Proceeds from sales of:
            Debt securities available for sale                              5,311.3     5,182.2     4,207.2
            Equity securities                                                 103.1       190.5       180.8
            Mortgage loans                                                      0.2         8.7        10.7
            Limited partnership                                                  --          --        26.6
         Investment maturities and collections of:
            Debt securities available for sale                              1,212.7       885.2       583.9
            Short-term investments                                             89.3        35.0       106.1
         Cost of investment purchases in:
            Debt securities available for sale                             (6,732.8)   (6,534.3)   (6,034.0)
            Equity securities                                                (113.3)     (118.1)     (170.9)
            Short-term investments                                           (149.9)      (54.7)      (24.7)
            Mortgage loans                                                       --          --       (21.3)
         Other, net                                                              --       (17.6)         --
                                                                           --------    --------    --------
               Net cash used for investing activities                        (279.4)     (423.1)   (1,135.6)
                                                                           --------    --------    --------

Cash Flows from Financing Activities:
         Deposits and interest credited for investment contracts            1,621.2     1,579.5     1,884.5
         Withdrawals of investment contracts                               (1,256.3)   (1,146.2)   (1,109.6)
         Capital contribution to Separate Account                             (25.0)         --          --
         Return of capital from Separate Account                               12.3          --          --
         Capital contribution from HOLDCO                                        --        10.4          --
         Dividends paid to shareholder                                        (17.3)       (3.5)       (2.9)
                                                                           --------    --------    --------
               Net cash provided by financing activities                      334.9       440.2       772.0
                                                                           --------    --------    --------

Net increase (decrease) in cash and cash equivalents                          106.3      (109.7)      (54.5)
Cash and cash equivalents, beginning of year                                  459.1       568.8       623.3
                                                                           --------    --------    --------

Cash and cash equivalents, end of year                                       $565.4      $459.1      $568.8
                                                                           ========    ========    ========

Supplemental cash flow information:
    Income taxes paid, net                                                   $119.6       $85.5       $92.8
                                                                           ========    ========    ========

See Notes to Consolidated Financial Statements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

                   Notes to Consolidated Financial Statements

1.   Summary of Significant Accounting Policies

     Aetna Life Insurance and Annuity Company and its wholly owned subsidiary (collectively, the "Company") are providers of financial services and life insurance products in the United States. The Company has two business segments: financial services and individual life insurance.

     Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services and pension plan administrative services.

     Individual life insurance products include universal life, variable universal life, traditional whole life and term insurance.

     Basis of Presentation
     ---------------------

     The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiary, Aetna Insurance Company of America. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1996 and 1995 financial information to conform to the 1997 presentation.

     New Accounting Standard
     -----------------------

     As of December 31, 1997 the Company adopted Financial Accounting Standard ("FAS") No. 130, Reporting Comprehensive Income. This statement establishes standards for the reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity (except those arising from transactions with shareholders) and includes net income and net unrealized capital gains or losses on available-for-sale securities. As this new standard only requires additional information in a financial statement, it does not affect the Company's financial position or results of operations.

     Future Application of Accounting Standards
     ------------------------------------------

     Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

     FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Future Application of Accounting Standards (Continued)

     FAS No. 125 is effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have a material effect on the Company's financial position or results of operations. The Company does not expect adoption of this statement for provisions effective in 1998 to have a material effect on its financial position or results of operations.

     Accounting by Insurance and Other Enterprises for Insurance-Related Assessments

     In December 1997, the American Institute of Certified Public Accountants issued Statement of Position 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, which provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance related assessments and guidance for measuring the liability. This statement is effective for 1999 financial statements with early adoption permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     Investments

     Debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available for sale investments, other than amounts allocable to experience rated contractholders, are reflected in shareholder's equity, net of related taxes.

     Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Investments (Continued)

     The company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 1997 and 1996, the Company loaned securities (which are reflected as invested assets) with a market value of approximately $385.1 million and $444.7 million, respectively.

     Purchases and sales of debt and equity securities are recorded on the trade date.

     The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds which have been seeded by the Company, and is carried at fair value.

     Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.

     Short-term investments, consisting primarily of money market instruments and other debt issues purchased with a maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     The Company utilizes futures contracts, swap agreements and warrants for other than trading purposes in order to manage investment returns and price risk and to align maturities, interest rates, and funds availability with its obligations. (Refer to Note 3.)

     Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains and losses on the hedging instrument are reflected in net realized capital gains or losses.

     Interest rate swap agreements which are designated as interest rate risk management instruments at inception are accounted for using the accrual method. Accordingly, the difference between amounts

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Investments (Continued)

     paid and received on such agreements is reported in net investment income. There is no recognition in the Consolidated Balance Sheets for changes in the fair value of the agreement.

     Warrants represent the right to purchase specific securities and are accounted for as hedges. Upon exercise, the cost of the warrants are added to the basis of the securities purchased.

     Deferred Policy Acquisition Costs

     Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts, such costs are amortized over expected premium-paying periods (up to 20 years). For universal life and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years). Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

     Insurance Reserve Liabilities

     Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon. Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.25% to 12.00% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

     Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.50% to 9.50% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

     Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.    Summary of Significant Accounting Policies (Continued)

     Premiums, Charges Assessed Against Policyholders, Benefits and Expenses

     For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

     Separate Accounts

     Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract, in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

     Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option. Since the Company bears the investment risk where the contract is held to maturity, the assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $658.6 million for 1997 (fair value $668.7 million) and $515.6 million for 1996 (fair value $523.0 million). Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.10% to 8.00% in both 1997 and in 1996.

     Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Statements of Income (with the exception of realized capital gains and losses on the sale of assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Income Taxes

     The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments

     Debt securities available for sale as of December 31, 1997 were as follows:

                                                                               Gross            Gross
                                                           Amortized        Unrealized        Unrealized           Fair
                                                              Cost              Gains           Losses             Value
                                                           ---------        ----------        ----------          ------
                                                                                   (millions)
       U.S. government and government
          agencies and authorities                           $1,219.7            $74.0             $0.1           $1,293.6

       States, municipalities and political
          subdivisions                                            0.3               --               --                0.3

       U.S. corporate securities:
            Financial                                         2,370.7             84.6              1.3            2,454.0
            Food & fiber                                        195.4              9.3               --              204.7
            Healthcare & consumer products                      728.5             27.0              2.6              752.9
            Media & broadcast                                   252.9             14.7              0.1              267.5
            Natural resources                                   143.5              5.5                -              149.0
            Transportation & capital goods                      528.2             33.2              0.1              561.3
            Utilities                                           521.3             23.5              0.9              543.9
            Other corporate securities                           96.9              3.2                -              100.1
                                                           ----------         --------         --------        -----------
          Total U.S. corporate securities                     4,837.4            201.0              5.0            5,033.4

       Foreign Securities:
            Government                                          612.5             36.7             23.6              625.6
            Utilities                                           177.5             28.7               --              206.2
            Other                                               857.9             27.7             42.8              842.8
                                                           ----------         --------         --------        -----------
          Total foreign securities                            1,647.9             93.1             66.4            1,674.6

       Residential mortgage-backed securities:
            Pass-throughs                                       784.4             71.3              2.0              853.7
            Collateralized mortgage obligations               2,280.5            137.4              2.0            2,415.9
                                                           ----------         --------         --------        -----------
       Total residential mortgage-
          backed securities                                   3,064.9            208.7              4.0            3,269.6

       Commercial/Multifamily mortgage-
          backed securities                                   1,127.8             34.0              0.4            1,161.4

       Other asset-backed securities                          1,014.2             17.1              0.4            1,030.9
                                                           ----------         --------         --------        -----------

       Total Debt Securities                                $12,912.2           $627.9            $76.3          $13,463.8
                                                           ==========         ========         ========        ===========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Debt securities available for sale as of December 31, 1996 were as follows:

                                                                               Gross            Gross
                                                           Amortized        Unrealized        Unrealized            Fair
                                                              Cost              Gains           Losses             Value
                                                           ---------        ----------        ----------           ------
                                                                                    (millions)
       U.S. government and government
          agencies and authorities                           $1,072.4            $20.5             $4.5           $1,088.4

       States, municipalities and political
          subdivisions                                            6.0              1.2               --                7.2

       U.S. corporate securities:
            Financial                                         2,143.4             43.1              9.7            2,176.8
            Food & fiber                                        198.2              4.6              1.3              201.5
            Healthcare & consumer products                      735.9             20.2              6.3              749.8
            Media & broadcast                                   274.9              7.0              2.8              279.1
            Natural resources                                   187.7              4.5              0.4              191.8
            Transportation & capital goods                      521.9             22.0              1.8              542.1
            Utilities                                           448.8             14.8              2.8              460.8
            Other corporate securities                          141.5               3.0              --              144.5
                                                            ---------         ---------        --------          ---------
          Total U.S. corporate securities                     4,652.3            119.2             25.1            4,746.4

       Foreign Securities:
            Government                                          758.6             36.0              5.7              788.9
            Utilities                                           187.8             16.1               --              203.9
            Other                                               945.5             30.9              6.3              970.1
                                                            ---------         --------         ---------         ---------
          Total foreign securities                            1,891.9             83.0             12.0            1,962.9

       Residential mortgage-backed securities:
            Pass-throughs                                       792.2             78.3              3.1              867.4
            Collateralized mortgage obligations               2,227.8             94.9             13.7            2,309.0
                                                            ---------         ---------        --------          ---------
       Total residential mortgage-
          backed securities                                   3,020.0            173.2             16.8            3,176.4

       Commercial/Multifamily mortgage-
          backed securities                                   1,008.7             24.8              5.6            1,027.9

       Other asset-backed securities                            887.8             10.7               2.2             896.3
                                                            ---------         --------         ---------          --------

       Total Debt Securities                                $12,539.1           $432.6            $66.2          $12,905.5
                                                            =========         ========         =========          ========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     At December 31, 1997 and 1996, net unrealized appreciation of $551.6 million and $366.4 million, respectively, on available-for-sale debt securities included $429.3 million and $288.5 million, respectively, related to experience rated contracts, which were not reflected in shareholder's equity but in future policy benefits and policyholders' funds left with the Company.

     The carrying and fair value of debt securities for the year ended December 31, 1997 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized               Fair
                                               Cost                 Value
                                             ---------              ------
                                                       (millions)
      Due to mature:
        One year or less                        $367.3                $367.6
        After one year through five years      2,165.1               2,195.4
        After five years through ten years     2,367.3               2,407.0
        After ten years                        2,805.6               3,031.9
        Mortgage-backed securities             4,192.7               4,431.0
        Other asset-backed securities          1,014.2               1,030.9
                                             ---------             ---------

               Total                         $12,912.2             $13,463.8
                                             =========             =========

     At December 31, 1997 and 1996, debt securities carried at $8.2 million and $7.6 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1997.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Included in the Company's debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                              1997                        1996
                                                     ---------------------       ------------------------
                                                       Fair      Amortized         Fair         Amortized
                                                      Value         Cost           Value           Cost
                                                     --------     --------       --------        --------
                                                                          (millions)
           Total residential CMOs(1)                 $2,415.9     $2,280.5       $2,309.0        $2,227.8
                                                     ========     ========       ========        ========

           Percentage of total:
               Supporting experience rated products      81.6%                       84.2%
               Supporting remaining products             18.4%                       15.8%
                                                        -----                       -----
                                                        100.0%                      100.0%
                                                        =====                       =====

          (1) At December 31, 1997 and 1996, approximately 73% and 71%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

     There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 1997 and 1996, approximately 4% and 3%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Investments in equity securities available for sale were as follows:

                                             Gross        Gross
                              Amortized    Unrealized   Unrealized    Fair
                                 Cost        Gains        Losses      Value
                              ---------    ----------   ----------    -----
                                                 (millions)
           1997
           Equity Securities    $210.0        $21.3        $0.1      $231.2
                                ======        =====        ====      ======

           1996
           Equity Securities    $184.9        $16.3        $0.8      $200.4
                                ======        =====        ====      ======

3.   Financial Instruments

     Estimated Fair Value
     --------------------
     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                            1997                    1996
                                     --------------------     -----------------
                                      Carrying      Fair      Carrying     Fair
                                        Value      Value       Value      Value
                                     ---------     ------     --------    -----
                                                      (millions)
        Assets:
            Mortgage loans           $    12.8   $   12.4   $   13.0  $   13.2
        Liabilities:
            Investment contract
             liabilities:
              With a fixed maturity  $ 1,030.3   $1,005.4   $1,014.1  $1,028.8
              Without a fixed
               maturity               10,113.2    9,587.5    9,649.6   9,427.6

     Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Estimated Fair Value  (Continued)

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

     Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

     Investment contract liabilities (included in policyholders' funds left with the Company):

     With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Off-Balance-Sheet and Other Financial Instruments (including Derivative Instruments)

     The Company uses off-balance-sheet and other financial instruments primarily to manage portfolio risks, including interest rate, prepayment/call, credit, price, and liquidity risks. In 1997 and 1996, Treasury futures contracts were used to manage interest rate risk in the Company's bond portfolio; and, in 1996, stock index futures contracts were used to manage price risk in the Company's equity portfolio. In 1996 and 1995, interest rate swaps and forward commitments to enter into interest rate swaps, respectively, were also used to manage interest rate risk in the Company's bond portfolio.

     Futures Contracts:

     Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. There were no futures contracts open as of December 31, 1997 and 1996.

     Interest Rate Swaps:

     Under interest rate swaps, the Company agrees with other parties to exchange interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made. A single net payment is usually made by one counterparty at each due date or upon termination of the contract. The Company would be

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Off-Balance-Sheet and Other Financial Instruments (Including Derivative Instruments) (Continued)

     exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, however, the Company controls its exposure to credit risk through credit approvals, credit limits and regular monitoring procedures. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. There were no interest rate swap agreements open as of December 31, 1997 and 1996.

     During 1995, the Company received $0.4 million for writing call options on underlying securities. The Company did not write any call options in 1997 and 1996.

     Warrants:

     Warrants are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. As of December 31, 1997 and 1996, the Company had open warrants to purchase equity securities with a fair value of $0.6 million and $0.3 million, respectively.

     Debt Instruments with Derivative Characteristics:

     The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short or long term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1997 was as follows:

                                                          Amortized       Fair
                                                             Cost         Value
                                                          ---------       ----
                                                               (millions)

           Residential collateralized mortgage
                obligations                               $2,280.5      $2,415.9
                Principal-only strips (included above)        59.0          67.0
                Interest-only strips (included above)         12.8          24.3
           Other structured securities with derivative
                characteristics (1)                          107.4         105.2

          (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

4.   Net Investment Income

     Sources of net investment income were as follows:

                                             1997        1996        1995
                                             ----        ----        ----
                                                      (millions)
            Debt securities                  $962.8      $945.3       $891.5
            Nonredeemable preferred stock      13.7         5.9          4.2
            Investment in affiliated
               mutual funds                     4.9        14.3         14.9
            Mortgage loans                      1.3         2.2          1.4
            Policy loans                       19.9        18.4         13.7
            Reinsurance loan to affiliate      37.5        44.1         46.5
            Cash equivalents                   44.2        29.4         38.9
            Other                              10.0         2.1          8.4
                                           --------    --------     --------
            Gross investment income         1,094.3     1,061.7      1,019.5
            Less investment expenses          (13.8)      (16.1)       (15.2)
                                           --------    --------     --------
            Net investment income          $1,080.5    $1,045.6     $1,004.3
                                           ========    ========     ========

     Net investment income includes amounts allocable to experience rated contractholders of $823.1 million, $787.6 million and $744.2 million for the years ended December 31, 1997, 1996 and 1995, respectively. Interest credited to contractholders is included in current and future benefits.

5.   Dividend Restrictions and Shareholder's Equity

     The Company paid $17.3 million and $3.5 million in cash dividends to HOLDCO in 1997 and 1996, respectively.

     The amount of dividends that may be paid to the shareholder in 1998 without prior approval by the Insurance Commissioner of the State of Connecticut is $77.6 million.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $80.5 million, $57.8 million and $70.0 million for the years ended December 31, 1997, 1996 and 1995, respectively. Statutory capital and surplus was $778.7 million and $713.6 million as of December 31, 1997 and 1996, respectively.

     As of December 31, 1997 the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

     Net realized capital gains on investments were as follows:

                                                1997      1996        1995
                                                ----      ----        ----
                                                       (millions)

           Debt securities                      $22.5     $11.1      $32.8
           Equity securities                      9.9       8.6        8.3
           Other                                  3.6        --        0.2
                                               ------  --------     ------
           Pretax realized capital gains        $36.0     $19.7      $41.3
                                               ======  ========     ======
           After tax realized capital gains     $23.2     $13.0      $25.8
                                               ======  ========     ======

     Net realized capital gains of $96.1 million, $53.1 million and $61.1 million for 1997, 1996 and 1995, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in policyholders' funds left with the Company. Net unamortized gains were $138.1 million and $53.3 million at December 31, 1997 and 1996, respectively.

     Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:

                                 1997         1996           1995
                                 -----        -----          ----
                                            (millions)

           Proceeds on Sales    $5,311.3      $5,182.2      $4,207.2
           Gross Gains              25.8          24.3          44.6
           Gross Losses              3.3          13.2          11.8

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities) (excluding those related to experience rated contractholders) were as follows:

                                                1997       1996       1995
                                                ----       ----       ----
                                                       (millions)

          Debt securities                      $44.3    $(100.1)      $255.9
          Equity securities                      5.6      (10.5)        27.3
          Limited partnership                     --         --          1.8
                                               -----    -------       ------
                                                49.9     (110.6)       285.0
          Increase (decrease) in deferred
            income taxes (See Note 8)           17.5      (38.6)       (36.5)
                                               -----    -------       ------
          Net changes in accumulated other
          comprehensive income                 $32.4     $(72.0)      $321.5
                                               =====    =======       ======

     Net unrealized capital gains allocable to experience rated contracts of $356.7 million and $72.6 million at December 31, 1997 and $245.2 million and $43.3 million at December 31, 1996 are reflected on the Consolidated Balance Sheets in policyholders' funds left with the Company and future policy benefits, respectively, and are not included in shareholder's equity.

     Shareholder's equity included the following accumulated other comprehensive income, which are net of amounts allocable to experience rated contractholders, at December 31:

                                                 1997     1996       1995
                                                 ----     ----       ----
                                                      (millions)
          Debt securities
            Gross unrealized capital gains      $140.6    $101.7    $179.3
            Gross unrealized capital losses      (18.4)    (23.8)     (1.3)
                                                 -----     -----     -----
                                                 122.2      77.9     178.0
          Equity securities
            Gross unrealized capital gains        21.2      16.3      27.2
            Gross unrealized capital losses       (0.1)     (0.8)     (1.2)
                                                  ----      ----     -----
                                                  21.1      15.5      26.0

          Deferred income taxes (See Note 8)      50.4      32.9      71.5
                                                  ----      ----     -----
          Net accumulated other
            comprehensive income                 $92.9     $60.5    $132.5
                                                  ====      ====     =====

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience rated contractholders) were as follows:

                                                   1997       1996       1995
                                                   ----       ----       ----
                                                           (millions)
          Unrealized holding gains (losses)
          arising during the period (1)            $98.8    $(14.8)    $390.5
          Less:  reclassification adjustment
             for gains and other items included
             in net  income (2)                     66.4      57.2       69.0
                                                   -----    ------     ------
           Net unrealized gains (losses)
             on securities                         $32.4    $(72.0)    $321.5
                                                   =====    ======     ======

          (1) Pretax unrealized holding gains (losses) arising during the period were $152.0 million, ($22.8) million and $600.8 million for 1997, 1996 and 1995, respectively.

          (2) Pretax reclassification adjustments for gains and other items included in net income were $102.4 million, $87.7 million and $107.5 million for 1997, 1996 and 1995, respectively.

7.   Severance and Facilities Charges

     Severance and facilities charges during 1996, as described below, included the following (pretax):

                                                      Vacated
                                             Asset    Leased                    Corporate
      (Millions)                 Severance Write-off Property  Other Allocation   Total
      -------------------------- --------- --------- --------- ----- ---------- ---------
      Financial Services             $29.1    $1.0     $1.3    $1.7    $  --       $33.1
      Individual Life Insurance       12.5     0.4      0.5     0.8       --        14.2
      Corporate Allocation              --      --       --      --     14.0        14.0
                                 --------- --------- --------- ----- ---------- ---------
         Total Company               $41.6    $1.4     $1.8    $2.5    $14.0       $61.3
      -------------------------- --------- --------- --------- ----- ---------- ---------

     In the third quarter of 1996, the Company recorded a $30.7 million after tax ($47.3 million pretax) charge principally related to actions taken or expected to be taken to improve its cost structure relative to its competitors. The severance portion of the charge is based on a plan to eliminate 702 positions (primarily customer service, sales and information technology support staff). The facilities portion of the charge is based on a plan to consolidate sales/service field offices.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

7.   Severance and Facilities Charges (Continued)

     In addition to the above charge, Aetna recorded a facilities and severance charge in the second quarter of 1996, primarily as a result of actions taken or expected to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations, which were sold in April 1996. The cost allocated to the Company associated with this charge was $9.1 million after tax ($14.0 million pretax).

     Activity for 1997 and 1996 within the severance and facilities reserve (pretax, in millions) and the number of positions eliminated related to such actions were as follows:

       (Millions)                            Reserve      Positions
       -----------------------------------   ----------   ---------

       Balance at December 31, 1995           $   --           --
         Severance and facilities charges       47.3          702
         Corporate Allocation                   14.0           --
         Actions taken (1)                     (13.4)        (178)
                                             ----------   ---------
       Balance at December 31, 1996             47.9          524
         Actions taken (1)                     (27.1)        (163)
                                             ----------   ---------
       Balance at December 31, 1997            $20.8          361
                                             ==========   =========

      (1) Includes $15.9 million and $8.0 million in 1997 and 1996, respectively, of severance-related actions and $7.9 million and $4.1 million in 1997 and 1996, respectively, of corporate allocation-related actions.

     The Company's severance actions are expected to be substantially completed by September 30, 1998. The corporate allocation actions were substantially completed in 1997.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes

     The Company is included in the consolidated federal income tax return, the Illinois Unitary return and the Connecticut and the New York combined state income tax returns of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated federal income tax return.

     Income taxes for the years ended December 31, consist of:

                                                     1997     1996      1995
                                                     ----     ----      ----
                                                           (millions)
            Current taxes:
              Income Taxes:
                Federal income tax                   $64.5     $50.9     $82.9
                State income tax                       3.7       3.7       3.2
                Net realized capital gains            45.6      25.3      28.5
                                                     -----      ----      ----
                                                     113.8      79.9     114.6
                                                     -----      ----     -----
            Deferred taxes (benefits):
              Income taxes:
                Federal                                8.4      (3.5)    (14.4)
                Net realized capital gains (losses)  (32.8)    (18.6)    (12.9)
                                                     -----     -----     -----
                                                     (24.4)    (22.1)    (27.3)
                                                     -----     -----     -----
            Total                                    $89.4     $57.8     $87.3
                                                     =====     =====     =====

     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                              1997         1996        1995
                                              ----         ----        ----
                                                        (millions)

            Income before income taxes        $294.7       $198.9       $263.2
            Tax rate                              35%          35%          35%
                                             -------      -------      -------
            Application of the tax rate        103.1         69.6         92.1
                                             -------      -------      -------
            Tax effect of:
              State income tax, net of
                 federal benefit                 2.4          2.4          2.1
              Excludable dividends             (15.9)        (8.7)        (9.3)
              Other, net                        (0.2)        (5.5)         2.4
                                             -------      -------      --------
                 Income taxes                  $89.4        $57.8        $87.3
                                             =======      =======      ========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                     1997          1996
                                                     ----          ----
                                                         (millions)

           Deferred tax assets:
              Insurance reserves                     $415.8        $344.6
              Unrealized gains allocable to
                experience rated contracts            150.1         100.8
              Investment losses                         6.6           7.5
              Postretirement benefits other
                than pensions                          26.3          27.0
              Deferred compensation                    31.2          25.0
              Pension                                  (3.6)          7.6
              Restructuring charge                      9.5          17.6
              Depreciation                              3.9           2.6
              Other                                     8.8           9.1
                                                  ---------      --------
           Total gross assets                         648.6         541.8

           Deferred tax liabilities:
              Deferred policy acquisition costs       515.6         482.1
              Market discount                           5.1           6.8
              Net unrealized capital gains            200.5         133.7
              Other                                    (0.6)         (0.3)
                                                  ---------     ---------
           Total gross liabilities                    720.6         622.3
                                                  ---------     ---------
           Net deferred tax liability                 $72.0         $80.5
                                                  =========     =========

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 1997 and 1996, no valuation allowances were required for unrealized capital gains and losses.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1997. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes the conditions under which such taxes would become payable are remote.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.

9.   Benefit Plans

     Employee Pension Plans - The Company, in conjunction with Aetna, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120-month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to amounts that are tax-deductible. As of December 31, 1997, Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $2.7 million, $4.3 million and $6.1 million for the years ended December 31, 1997, 1996 and 1995, respectively.

     Employee Postretirement Benefits - In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1997, 1996 and 1995 were $2.7 million, $1.8 million and $1.4 million, respectively.

     As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings. In 1997, other changes in shareholder's equity includes an additional $0.8 million reduction reflecting revisions to the allocation of these accrued liabilities.

     Agent Pension Plans - The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

 9.  Benefit Plans (Continued)

     Agent Postretirement Benefits - The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1997, 1996 and 1995 were $0.6 million, $0.7 million and $0.8 million, respectively.

     Incentive Savings Plan - Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $4.4 million, $5.4 million and $4.9 million in 1997, 1996 and 1995, respectively.

     Stock Plans - Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1997, 1996 and 1995, were $2.9 million, $8.1 million and $6.3 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings. In 1997, other changes in shareholder's equity include an additional increase of $2.3 million reflecting revisions to the allocation of the deferred tax benefit.

10.  Related Party Transactions

     The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranges, depending on the product, from 0.10% to 1.90% of their average daily net assets. The Company also receives fees from Aetna managed mutual funds for serving as investment adviser. Under the advisory agreements, these funds pay the Company a daily fee which, on an annual basis, ranges, depending on the fund, from 0.25% to 0.85% of their average daily net assets. The Company also receives fees (expressed as a percentage of the average daily net assets) from some of its funds for providing administration services, and from The Aetna Series Fund for providing shareholder services and promoting sales. The amount of compensation and fees received from the Separate Accounts and mutual funds, included in charges assessed against policyholders, amounted to $271.2 million, $186.8 million and $128.1 million in 1997, 1996 and 1995, respectively. The Company may waive advisory fees at its discretion.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     The Company acts as an investment adviser for its affiliated mutual funds. Since August 1996, Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of HOLDCO and an affiliate of the Company, has been acting as Subadvisor for affiliated mutual funds and adviser for most of the General Account assets. Fees paid by the Company to Aeltus, included in both charges assessed against policyholders and net investment income, on an annual basis, range from 0.06% to 0.55% of the average daily net assets under management. For the years ended December 31, 1997 and 1996, the Company paid $45.5 million and $16.0 million in such fees.

     The Company may, from time to time, make reimbursements to an Aetna managed mutual fund for some or all of its operating expenses. Reimbursement arrangements may be terminated at any time without notice.

     Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $6.1 million and a $108.0 million commission, paid by the Company to Aetna Life in 1996 and 1988, respectively, was capitalized as deferred policy acquisition costs. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. Effective January 1, 1997, this agreement has been amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves will be ceded to the Company from Aetna Life as investment rollover occurs and the loan previously established will be reduced. The Company maintained insurance reserves of $574.5 million ($397.2 million relating to the modified coinsurance agreement and $177.3 million relating to the coinsurance agreement) and $628.3 million as of December 31, 1997 and 1996, respectively, relating to the business assumed. The fair value of the loan relating to assets held by Aetna Life was $412.3 million and $625.3 million as of December 31, 1997 and 1996, respectively, and is based upon the fair value of the underlying assets. Premiums of $176.7 million, $25.3 million and $28.0 million and current and future benefits of $183.9 million, $39.5 million and $43.0 million were assumed in 1997, 1996 and 1995, respectively.

     Investment income of $37.5 million, $44.1 million and $46.5 million was generated from the reinsurance loan to affiliate in 1997, 1996 and 1995, respectively.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company also is responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $32.5 million and $28.9 million were maintained for this contract as of December 31, 1997 and 1996, respectively.

     Effective February 1, 1992, the Company increased its retention limit per individual life to $2.0 million and entered into a reinsurance agreement with Aetna Life to reinsure amounts in excess of this

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     limit, up to a maximum of $8.0 million on any new individual life business, on a yearly renewable term basis. Premium amounts related to this agreement were $5.9 million, $5.2 million and $3.2 million for 1997, 1996 and 1995, respectively.

     Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $0.7 million in 1997.

     The Company received a capital contribution of $10.4 million in cash from HOLDCO in 1996. The Company received no capital contributions in 1997 or 1995.

     The Company paid $17.3 million and $3.5 million in cash dividends to HOLDCO in 1997 and 1996, respectively. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

     Premiums due and other receivables include $37.0 million and $2.8 million due from affiliates in 1997 and 1996, respectively. Other liabilities include $1.2 million and $10.7 million due to affiliates for 1997 and 1996, respectively.

     As of December 31, 1997, Aetna transferred to the Company $2.5 million based on its decision not to settle state tax liabilities for the years 1996 and 1997. This amount has been reported as an other increase in retained earnings.

     Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

11.  Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

11.  Reinsurance (Continued)

     The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.

                                                         Ceded to       Assumed
                                              Direct      Other       from Other       Net
                                              Amount    Companies      Companies     Amount
                                                         (millions)
                                              -------  -------------  -----------  ---------
                              1997
                              ----
           Premiums:
              Life Insurance                   $ 35.7      $15.1         $177.4      $198.0
              Accident and Health Insurance       5.6        5.6             --          --
              Annuities                          67.9         --            1.2        69.1
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $109.2      $20.7         $178.6      $267.1
                                              =======  =============  ===========  =========

                              1996
                              ----
           Premiums:
              Life Insurance                   $ 34.6      $11.2          $25.3      $ 48.7
              Accident and Health Insurance       6.3        6.3             --          --
              Annuities                          84.3         --            0.6        84.9
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $125.2      $17.5          $25.9      $133.6
                                              =======  =============  ===========  =========

                              1995
                              ----
           Premiums:
              Life Insurance                   $ 28.8      $ 8.6          $28.0       $ 48.2
              Accident and Health Insurance       7.5        7.5             --           --
              Annuities                         164.0         --            0.5        164.5
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $200.3      $16.1          $28.5       $212.7
                                              =======  =============  ===========  =========

12.  Commitments and Contingent Liabilities

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1997, the Company had commitments to purchase investments of $38.7 million. The fair value of the investments at December 31, 1997 approximated $39.0 million.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

12.  Commitments and Contingent Liabilities (Continued)

     Litigation

     The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.


13.  Segment Information (1)

     The Company's operations are reported through two major business segments:
     Financial Services and Individual Life Insurance. Summarized financial information for the Company's principal operations was as follows:

                                                1997         1996         1995
                                             ---------    ---------    ---------
                                                          (millions)
         Revenue:
           Financial Services                 $1,277.9     $1,195.1     $1,211.3
           Individual Life Insurance             620.4        445.7        407.9
                                             ---------    ---------    ---------
                Total revenue                 $1,898.3     $1,640.8     $1,619.2
                                             =========    =========    =========
         Income before income taxes: (2)
           Financial Services                   $188.2       $129.9       $160.1
           Individual Life Insurance             106.5         83.0        103.1
                                             ---------    ---------    ---------
                Total income before
                  income taxes                  $294.7       $212.9       $263.2
                                             =========    =========    =========
         Net income: (2)
           Financial Services                   $137.5        $94.3       $113.8
           Individual Life Insurance              67.8         55.9         62.1
                                             ---------    ---------    ---------
                Net income                      $205.3       $150.2       $175.9
                                             =========    =========    =========
         Assets under management: (3)
           Financial Services  (4)           $37,609.3    $27,268.1    $22,534.4
           Individual Life Insurance           3,096.1      2,830.5      2,590.9
                                             ---------    ---------    ---------
             Total assets under management    40,705.4    $30,098.6    $25,125.3
                                             =========    =========    =========

          (1) The 1996 results include severance and facilities charges of $30.7 million, after tax. Of this charge $21.5 million related to the Financial Services segment and $9.2 million related to the Individual Life Insurance segment.

          (2) Excludes any effect of the corporate facilities and severance charge recorded in 1996 which is not directly allocable to the Financial Services and Individual Life Insurance segments. (Refer to Note 7).

          (3) Excludes net unrealized capital gains (losses) of $551.5 million, $366.4 million and $797.1 million at December 31, 1997, 1996 and 1995, respectively.

          (4) The December 31, 1997 balance includes the transfer of $4,078.5 million of assets under management that were previously reported by an affiliate.

SAI.75996-98

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24.      Financial Statements and Exhibits
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account B:
                  -   Statement of Assets and Liabilities as of December 31,
                      1997
                  - Statements of Operations and Changes in Net Assets for the years ended December 31, 1997 and 1996
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  Financial Statements of the Depositor:
                  -   Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended December 31, 1997, 1996 and 1995
                  -   Consolidated Balance Sheets as of December 31, 1997 and
                      1996
                  -   Consolidated Statements of Changes in Shareholder's Equity
                      for the years ended December 31, 1997, 1996 and 1995
                  -   Consolidated Statements of Cash Flows for the years ended
                      December 31, 1997, 1996 and 1995
                  -   Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account B(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(2)
         (4.1)    Variable Annuity Contract (G-CDA-HF)(3)
         (4.2)    Variable Annuity Certificate (GTCC-HF)(4)
         (4.3)    Variable Annuity Contract (IA-CDA-IA)(3)
         (4.4)    Variable Annuity Contract (G-CDA-HD)(5)
         (4.5)    Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and
                  (GSD-CDA-HO)(6)
         (4.6)    Variable Annuity Contract (I-CDA-HD)(7)
         (4.7)    Endorsement (EGET-IC(R)) to Contract G-CDA-HF(2)
         (4.8)    Endorsements (EIGET-IC(R), EIGF-IC, and EGF-IC (SPD)) to
                  Contract IA-CDA-IA(8)
         (4.9)    Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO and
                  GSD-CDA-HO(3)

         (4.10)   Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
                  G-CDA-HD(9)
         (4.11)   Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO
                  and GSD-CDA-HO(9)
         (5.1)    Variable Annuity Contract Application (300-GTD-IA)(10)
         (5.2)    Variable Annuity Contract Application (710.00.141)(10)
         (6.1)    Certification of Incorporation of Aetna Life Insurance and
                  Annuity Company(11)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(7)
         (6.3)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(12)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement among Calvert Responsibly
                  Invested Balanced Portfolio, Calvert Asset Management Company,
                  Inc. and Aetna Life Insurance and Annuity Company dated
                  December 1, 1997(13)
         (8.2)    Service Agreement between Calvert Asset Management Company,
                  Inc. and Aetna Life Insurance and Annuity Company dated
                  December 1, 1997(13)
         (8.3)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996 and March 1, 1996(7)
         (8.4)    Fifth Amendment dated as of May 1, 1997 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996 and March 1, 1996(14)
         (8.5)    Sixth Amendment dated November 6, 1997 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996, March 1, 1996 and May 1, 1997(15)
         (8.6)    Form of Seventh Amendment dated as of May 1, 1998 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996, March 1, 1996, May 1, 1997 and November 6, 1997(16)
         (8.7)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distribution Corporation dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996 and March 1, 1996(7)
         (8.8)    Fifth Amendment dated as of May 1, 1997 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended
                  on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996 and March 1, 1996(14)
         (8.9)    Sixth Amendment dated as of January 20, 1998 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996, March 1, 1996 and May 1, 1997(17)
         (8.10)   Form of Seventh Amendment dated as of May 1, 1998 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996, March 1, 1996, May 1, 1997 and January 20,
                  1998(16)
         (8.11)   Service Agreement between Aetna Life Insurance and Annuity
                  Company and Fidelity Investments Institutional Operations
                  Company dated as of November 1, 1995(18)
         (8.12)   Amendment dated January 1, 1997 to Service Agreement between
                  Aetna Life Insurance and Annuity Company and Fidelity
                  Investments Institutional Operations Company dated as of
                  November 1, 1995(14)
         (8.13)   Fund Participation Agreement among Janus Aspen Series and
                  Aetna Life Insurance and Annuity Company and Janus Capital
                  Corporation dated December 8, 1997(19)
         (8.14)   Service Agreement between Janus Capital Corporation and Aetna
                  Life Insurance and Annuity Company dated December 8, 1997(19)
         (8.15)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Lexington Management Corporation regarding
                  Natural Resources Trust dated December 1, 1988 and amended on
                  February 11, 1991(2)
         (8.16)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Oppenheimer Variable Annuity Account Funds
                  and OppenheimerFunds, Inc.(20)
         (8.17)   Service Agreement between OppenheimerFunds, Inc. and Aetna
                  Life Insurance and Annuity Company(20)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data
         (14)     Not applicable
         (15.1)   Powers of Attorney(16)
         (15.2)   Authorization for Signatures(2)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).

2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-0006383).
3. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on July 29, 1997 (Accession No. 0000950146-97-001101).
4. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed electronically on February 12, 1997 (Accession No. 0000950146-97-000171).
5. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed electronically on April 22, 1996 (Accession No. 0000912057-96-006790).
6. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed electronically on February 20, 1997 (Accession No. 0000950146-97-000217).
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).
8. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on August 30, 1996 (Accession No. 0000928389-96-000150).
9.   Incorporated by reference to Post-Effective Amendment No. 9 to
     Registration Statement on Form N-4 (File No. 33-75982), as filed electronically on April 7, 1998 (Accession No. 0000950146-98-000564).
10. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75996), as filed electronically on August 21, 1997 (Accession No. 0000950146-97-001326).
11. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).
12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).
13. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 19, 1998 (Accession No. 0000950146-98-000248).
14. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).
15. Incorporated by Reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).

16. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on April 7, 1998 (Accession No. 0000950146-98-000564).
17. Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed electronically on February 24, 1998 (Accession No. 0000950146-98-000267).
18. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).
19. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).
20. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).

Item 25.      Directors and Officers of the Depositor


Name and Principal
Business Address*       Positions and Offices with Depositor
-----------------       ------------------------------------

Thomas J. McInerney     Director and President

Shaun P. Mathews        Director and Senior Vice President

Catherine H. Smith      Director, Chief Financial Officer and Senior Vice
                        President

Deborah Koltenuk        Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven    Vice President and Chief Compliance Officer

Kirk P. Wickman         Vice President, General Counsel and Corporate Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on April 7, 1998 (Accession No. 0000950146-98-000564).

Item 27.      Number of Contract Owners

     As of February 28, 1998, there were 63,194 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28.      Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual
has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29.      Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940
         Act)). Effective May 1, 1998, Aetna will no longer be the investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1997:

         (1)                      (2)                      (3)                  (4)                  (5)

Name of                 Net Underwriting          Compensation on
Principal               Discounts and             Redemption or          Brokerage
Underwriter             Commissions               Annuitization          Commissions        Compensation*
-----------             -----------               -------------          -----------        -------------
Aetna Life Insurance                                 $347,583                                 $29,637,063
and Annuity Company


* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30.      Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31.      Management Services

       Not applicable

Item 32.      Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75996) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 16th day of April, 1998.

                              VARIABLE ANNUITY ACCOUNT B OF AETNA LIFE INSURANCE AND ANNUITY COMPANY
                              (Registrant)

                          By: AETNA LIFE INSURANCE AND ANNUITY COMPANY
                              (Depositor)

                          By: Thomas J. McInerney*
                              --------------------------------------------------
                              Thomas J. McInerney
                              President


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                                                              Date
---------                             -----                                                              ----

Thomas J. McInerney*                  Director and President                                         )
------------------------------------  (principal executive officer)                                  )
Thomas J. McInerney                                                                                  )
                                                                                                     )
Shaun P. Mathews*                      Director                                                      )   April
------------------------------------                                                                 )
Shaun P. Mathews                                                                                     )   16, 1998
                                                                                                     )
Catherine H. Smith*                    Director and Chief Financial Officer                          )
------------------------------------                                                                 )
Catherine H. Smith                                                                                   )
                                                                                                     )
Deborah Koltenuk*                     Vice President and Treasurer, Corporate Controller             )
------------------------------------                                                                 )
Deborah Koltenuk                                                                                     )


    /s/ Mary Katherine Johnson
By: ------------------------------------------------------------
    Mary Katherine Johnson
   *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX

Exhibit No.            Exhibit                                                                               Page
-----------            -------                                                                               ----

99-B.1                 Resolution of the Board of Directors of Aetna Life Insurance and Annuity                *
                       Company establishing Variable Annuity Account B

99-B.3.1               Broker-Dealer Agreement                                                                 *

99-B.3.2               Alternative Form of Wholesaling Agreement and Related Selling Agreement                 *

99-B.4.1               Variable Annuity Contract (G-CDA-HF)                                                    *

99-B.4.2               Variable Annuity Certificate (GTCC-HF)                                                  *

99-B.4.3               Variable Annuity Contract (IA-CDA-IA)                                                   *

99-B.4.4               Variable Annuity Contract (G-CDA-HD)                                                    *

99-B.4.5               Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and (GSD-CDA-HO)                 *

99-B.4.6               Variable Annuity Contract (I-CDA-HD)                                                    *

99-B.4.7               Endorsement (EGET-IC(R)) to Contract G-CDA-HF                                           *

99-B.4.8               Endorsements (EIGET-IC(R), EIGF-IC, and                                                 *
                       EGF-IC(SPD)) to Contract IA-CDA-IA

99-B.4.9               Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO               *

99-B.4.10              Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and G-CDA-HD                        *

99-B.4.11              Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO,                                      *
                       GID-CDA-HO and GSD-CDA-HO

99-B.5.1               Variable Annuity Contract Application (300-GTD-IA)                                      *

99-B.5.2               Variable Annuity Contract Application (710.00.141)                                      *

*Incorporated by reference

Exhibit No.            Exhibit                                                                               Page
-----------            -------                                                                               ----

99-B.6.1               Certification of Incorporation of Aetna Life Insurance and Annuity Company              *

99-B.6.2               Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity           *
                       Company

99-B.6.3               By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity               *
                       Company

99-B.8.1               Fund Participation Agreement among Calvert Responsibly Invested Balanced                *
                       Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and
                       Annuity Company dated December 1, 1997

99-B.8.2               Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life         *
                       Insurance and Annuity Company dated December 1, 1997

99-B.8.3               Fund Participation Agreement between Aetna Life Insurance and Annuity                   *
                       Company, Variable Insurance Products Fund and Fidelity Distributors
                       Corporation dated February 1, 1994 and amended on December 15, 1994, February
                       1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.4               Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement             *
                       between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                       Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March
                       1, 1996

99-B.8.5               Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement              *
                       between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                       Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                       1996 and May 1, 1997

*Incorporated by reference

Exhibit No.            Exhibit                                                                               Page
-----------            -------                                                                               ----

99-B.8.6               Form of Seventh Amendment dated as of May 1, 1998 to the Fund Participation             *
                       Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance
                       Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
                       March 1, 1996, May 1, 1997 and November 6, 1997

99-B.8.7               Fund Participation Agreement between Aetna Life Insurance and Annuity                   *
                       Company, Variable Insurance Products Fund II and Fidelity Distributors
                       Corporation dated February 1, 1994 and amended on December 15, 1994, February
                       1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.8               Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement             *
                       between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                       Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
                       and March 1, 1996

99-B.8.9               Sixth Amendment dated as of January 20, 1998 to the Fund Participation                  *
                       Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance
                       Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                       1996, March 1, 1996 and May 1, 1997

99-B.8.10              Form of Seventh Amendment dated as of May 1, 1998 to the Fund Participation             *
                       Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance
                       Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                       1996, March 1, 1996, May 1, 1997 and January 20, 1998

99-B.8.11              Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity         *
                       Investments Institutional Operations Company dated as of November 1, 1995

*Incorporated by reference

Exhibit No.            Exhibit                                                                               Page
-----------            -------                                                                               ----

99-B.8.12              Amendment dated January 1, 1997 to Service Agreement between Aetna Life                 *
                       Insurance and Annuity Company and Fidelity Investments Institutional Operations
                       Company dated as of November 1, 1995

99-B.8.13              Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance          *
                       and Annuity Company and Janus Capital Corporation dated December 8, 1997

99-B.8.14              Service Agreement between Janus Capital Corporation and Aetna Life Insurance            *
                       and Annuity Company dated December 8, 1997

99-B.8.15              Fund Participation Agreement between Aetna Life Insurance and Annuity Company           *
                       and Lexington Management Corporation regarding Natural Resources Trust dated
                       December 1, 1988 and amended on February 11, 1991

99-B.8.16              Fund Participation Agreement between Aetna Life Insurance and Annuity Company           *
                       and Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc.

99-B.8.17              Service Agreement between OppenheimerFunds, Inc. and Aetna Life Insurance and          *
                       Annuity Company

99-B.9                 Opinion and Consent of Counsel
                                                                                                         --------------

99-B.10                Consent of Independent Auditors
                                                                                                         --------------

99-B.13                Schedule for Computation of Performance Data
                                                                                                         --------------

99-B.15.1              Powers of Attorney                                                                      *

99-B.15.2              Authorization for Signatures                                                            *

*Incorporated by reference